UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 597-2000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iShares® MSCI Australia Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-98.79%

AIRLINES-0.31%
Qantas Airways Ltd.(a)	3,430,955	$8,653,899

		8,653,899
APPAREL-0.18%
Billabong International Ltd.	626,142	5,074,235

		5,074,235
BANKS-28.22%
Australia and New Zealand Banking Group Ltd.	7,911,893	171,941,754
Bendigo and Adelaide Bank Ltd.	1,127,522	10,683,733
Commonwealth Bank of Australia	4,788,179	221,706,631
National Australia Bank Ltd.	6,594,313	148,304,199
Suncorp-Metway Ltd.	3,960,902	34,302,272
Westpac Banking Corp.	9,240,550	189,384,044

		776,322,633
BEVERAGES-1.86%
Coca-Cola Amatil Ltd.	1,749,583	18,692,216
Foster’s Group Ltd.	5,967,588	32,336,151

		51,028,367
BIOTECHNOLOGY-2.07%
CSL Ltd.	1,700,028	56,917,651

		56,917,651
BUILDING MATERIALS-0.60%
Boral Ltd.	2,222,396	9,591,246
James Hardie Industries SE(a)	1,346,147	6,984,427

		16,575,673
CHEMICALS-0.66%
Incitec Pivot Ltd.	5,034,788	18,059,006

		18,059,006
COAL-0.23%
Macarthur Coal Ltd.	542,773	6,220,527

		6,220,527
COMMERCIAL SERVICES-1.77%
Brambles Ltd.	4,397,569	28,721,083
Transurban Group	4,009,874	19,997,473

		48,718,556
COMPUTERS-0.47%
Computershare Ltd.	1,374,131	13,007,275

		13,007,275

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Australia Index Fund

November 30, 2010

DIVERSIFIED FINANCIAL SERVICES-2.03%
ASX Ltd.	536,360	19,454,450
Macquarie Group Ltd.	1,068,639	36,331,916

		55,786,366
ELECTRIC-0.88%
AGL Energy Ltd.	1,391,621	20,486,624
SP AusNet	4,247,738	3,666,412

		24,153,036
ENGINEERING & CONSTRUCTION-1.10%
Leighton Holdings Ltd.(b)	418,011	12,628,137
MAp Group	1,150,842	3,355,292
WorleyParsons Ltd.	592,328	14,315,412

		30,298,841
ENTERTAINMENT-0.86%
Tabcorp Holdings Ltd.	2,100,412	14,302,234
Tatts Group Ltd.	3,962,651	9,424,939

		23,727,173
FOOD-4.11%
Goodman Fielder Ltd.	4,266,977	5,626,833
Metcash Ltd.	2,371,061	9,482,434
Woolworths Ltd.	3,805,824	97,819,297

		112,928,564
HEALTH CARE - PRODUCTS-0.48%
Cochlear Ltd.	174,900	13,125,480

		13,125,480
HEALTH CARE - SERVICES-0.69%
Ramsay Health Care Ltd.	405,768	6,070,765
Sonic Healthcare Ltd.	1,140,931	12,911,671

		18,982,436
INSURANCE-4.54%
AMP Ltd.(b)	6,404,838	31,019,913
AXA Asia Pacific Holdings Ltd.	3,194,840	18,904,941
Insurance Australia Group Ltd.	6,426,992	23,237,540
QBE Insurance Group Ltd.	3,199,504	51,642,566

		124,804,960
IRON & STEEL-1.59%
BlueScope Steel Ltd.	5,636,444	10,432,864
Fortescue Metals Group Ltd.(a)	3,842,553	23,290,456
OneSteel Ltd.	4,116,563	9,869,969

		43,593,289
LODGING-0.40%
Crown Ltd.	1,397,451	11,003,245

		11,003,245

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Australia Index Fund

November 30, 2010

MANUFACTURING-0.28%
CSR Ltd.	4,683,239	7,635,479

		7,635,479
MEDIA-0.31%
Fairfax Media Ltd.(b)	6,543,592	8,597,612

		8,597,612
METAL FABRICATE & HARDWARE-0.31%
Sims Metal Management Ltd.	504,295	8,613,698

		8,613,698
MINING-24.97%
Alumina Ltd.	7,543,437	14,396,714
BHP Billiton Ltd.	10,381,481	425,534,595
Newcrest Mining Ltd.	2,363,482	89,874,510
Orica Ltd.	1,119,360	26,816,572
OZ Minerals Ltd.	9,649,233	14,158,761
Paladin Energy Ltd.(a)	2,109,877	9,935,270
Rio Tinto Ltd.	1,347,313	106,226,823

		686,943,245
OIL & GAS-5.62%
Caltex Australia Ltd.	417,428	5,260,390
Origin Energy Ltd.	2,724,942	41,081,931
Santos Ltd.	2,573,945	30,683,962
Woodside Petroleum Ltd.	1,929,147	77,613,690

		154,639,973
PACKAGING & CONTAINERS-0.85%
Amcor Ltd.	3,777,257	23,365,619

		23,365,619
REAL ESTATE-0.44%
BGP Holdings PLC(c)	18,888,372	2,459
Lend Lease Group	1,660,967	12,074,558

		12,077,017
REAL ESTATE INVESTMENT TRUSTS-6.07%
CFS Retail Property Trust	6,538,928	11,225,369
Dexus Property Group	14,959,197	11,190,357
Goodman Group	19,690,825	12,086,065
GPT Group	5,449,301	14,528,696
Mirvac Group	10,559,296	12,962,417
Stockland Corp. Ltd.	7,366,788	25,928,971
Westfield Group	6,777,375	78,973,036

		166,894,911
RETAIL-4.10%
Harvey Norman Holdings Ltd.	1,641,728	4,707,750
Wesfarmers Ltd.	3,107,390	93,755,235
Wesfarmers Ltd. Partially Protected	469,315	14,299,561

		112,762,546

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Australia Index Fund

November 30, 2010

TELECOMMUNICATIONS-1.32%
Telstra Corp. Ltd.	13,463,219	36,282,422

		36,282,422
TRANSPORTATION-1.47%
Asciano Group(a)	9,045,245	14,053,238
QR National Ltd.(a)	5,280,231	14,179,209
Toll Holdings Ltd.	2,064,403	12,275,161

		40,507,608

TOTAL COMMON STOCKS
(Cost: $2,687,234,796)		2,717,301,342

SHORT-TERM INVESTMENTS-0.58%

MONEY MARKET FUNDS-0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	12,924,267	12,924,267
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	1,887,006	1,887,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	1,022,925	1,022,925

		15,834,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,834,198)		15,834,198

TOTAL INVESTMENTS IN SECURITIES-99.37%
(Cost: $2,703,068,994)		2,733,135,540
Other Assets, Less Liabilities-0.63%		17,422,672

NET ASSETS-100.00%		$2,750,558,212

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Austria Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.42%

AUTO MANUFACTURERS-0.51%
Rosenbauer International AG	15,343	$659,001

		659,001
BANKS-19.39%
Erste Group Bank AG	478,514	18,771,252
Raiffeisen International Bank Holding AG(a)	126,274	6,225,783

		24,997,035
BIOTECHNOLOGY-1.77%
Intercell AG(b)	106,597	2,285,420

		2,285,420
BUILDING MATERIALS-3.97%
Wienerberger AG(b)	322,739	5,117,126

		5,117,126
COMMERCIAL SERVICES-0.77%
Kapsch TrafficCom AG	12,914	998,561

		998,561
ELECTRICAL COMPONENTS & EQUIPMENT-1.28%
Zumtobel AG	79,663	1,644,184

		1,644,184
ELECTRONICS-0.57%
Austria Technologie & Systemtechnik AG	39,061	737,291

		737,291
ENERGY - ALTERNATE SOURCES-4.49%
Verbund AG	183,513	5,790,644

		5,790,644
ENGINEERING & CONSTRUCTION-1.47%
Flughafen Wien AG	30,820	1,896,067

		1,896,067
ENTERTAINMENT-2.67%
bwin Interactive Entertainment AG	81,673	3,438,317

		3,438,317
ENVIRONMENTAL CONTROL-0.72%
BWT AG	36,247	931,894

		931,894

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Austria Investable Market Index Fund

November 30, 2010

FOREST PRODUCTS & PAPER-1.69%
Mayr-Melnhof Karton AG	21,172	2,179,771

		2,179,771
INSURANCE-3.96%
Vienna Insurance Group AG	109,478	5,102,675

		5,102,675
IRON & STEEL-8.95%
voestalpine AG	283,410	11,534,559

		11,534,559
MACHINERY-4.88%
Andritz AG	79,117	6,296,840

		6,296,840
MACHINERY - CONSTRUCTION & MINING-0.95%
Palfinger AG(b)	41,741	1,225,284

		1,225,284
MANUFACTURING-4.44%
RHI AG(b)	73,700	2,510,722
Semperit AG Holding	28,274	1,243,663
Strabag SE	84,755	1,971,042

		5,725,427
OIL & GAS-9.97%
OMV AG	381,565	12,859,615

		12,859,615
OIL & GAS SERVICES-1.76%
Schoeller-Bleckmann Oilfield Equipment AG	31,624	2,269,510

		2,269,510
REAL ESTATE-14.35%
Atrium European Real Estate Ltd.	567,557	2,889,513
CA Immobilien Anlagen AG(b)	223,914	2,925,001
conwert Immobilien Invest SE	209,911	2,719,399
IMMOEAST AG Escrow(b)(c)	998,769	130
IMMOFINANZ AG(b)	2,479,837	8,828,926
IMMOFINANZ AG Escrow(b)(c)	897,599	117
Sparkassen Immobilien AG(b)	171,386	1,138,041

		18,501,127
TELECOMMUNICATIONS-8.63%
Telekom Austria AG	798,506	11,122,165

		11,122,165

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Austria Investable Market Index Fund

November 30, 2010

TRANSPORTATION-2.23%
Oesterreichische Post AG	97,552	2,872,474

		2,872,474

TOTAL COMMON STOCKS
(Cost: $190,823,545)		128,184,987

SHORT-TERM INVESTMENTS-0.54%

MONEY MARKET FUNDS-0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	590,746	590,746
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	86,252	86,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	16,143	16,143

		693,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $693,141)		693,141

TOTAL INVESTMENTS IN SECURITIES-99.96%
(Cost: $191,516,686)		128,878,128
Other Assets, Less Liabilities-0.04%		47,326

NET ASSETS-100.00%		$128,925,454

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Belgium Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-98.62%

AGRICULTURE-0.72%
SIPEF NV	4,840	$390,377

		390,377
BANKS-6.80%
Dexia SA(a)	264,221	970,969
KBC Groep NV(a)	77,660	2,732,062

		3,703,031
BEVERAGES-24.29%
Anheuser-Busch InBev NV	242,440	13,231,368

		13,231,368
BIOTECHNOLOGY-0.25%
Ablynx NV(a)	9,570	99,662
Devgen NV(a)	4,864	36,027

		135,689
BUILDING MATERIALS-0.12%
Deceuninck NV(a)	30,882	63,115

		63,115
CHEMICALS-5.76%
Recticel SA	13,420	124,732
Solvay SA	27,060	2,622,526
Tessenderlo Chemie NV	11,660	387,960

		3,135,218
COMPUTERS-0.14%
Econocom Group SA	5,830	74,754

		74,754
DIVERSIFIED FINANCIAL SERVICES-0.47%
KBC Ancora SCA(a)	14,520	258,193

		258,193
ELECTRICAL COMPONENTS & EQUIPMENT-3.73%
NV Bekaert SA	21,327	2,032,486

		2,032,486
ELECTRONICS-1.10%
Barco NV(a)	5,500	299,559
EVS Broadcast Equipment SA	5,060	298,055

		597,614

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Belgium Investable Market Index Fund

November 30, 2010

ENGINEERING & CONSTRUCTION-0.58%
Compagnie d’Entreprises CFE SA	4,537	250,947
Hamon & Cie (International) SA	1,870	64,630

		315,577
ENTERTAINMENT-0.40%
Kinepolis Group NV	3,300	219,127

		219,127
FOOD-10.66%
Colruyt SA	47,674	2,388,674
Delhaize Group SA	49,940	3,418,843

		5,807,517
HEALTH CARE - PRODUCTS-0.18%
Ion Beam Applications SA(a)	8,913	96,069

		96,069
HOLDING COMPANIES - DIVERSIFIED-9.38%
Ackermans & van Haaren NV	13,090	978,431
Compagnie Nationale a Portefeuille SA	20,680	989,182
Groupe Bruxelles Lambert SA	39,930	3,139,523

		5,107,136
INSURANCE-3.99%
Ageas	949,445	2,175,254

		2,175,254
INVESTMENT COMPANIES-0.54%
RHJ International SA(a)	41,582	293,922

		293,922
MANUFACTURING-0.75%
Agfa-Gevaert NV(a)	93,578	409,299

		409,299
MEDIA-0.10%
Roularta Media Group NV(a)	1,870	57,205

		57,205
MINING-6.66%
Nyrstar NV(b)	50,600	662,638
Umicore	62,368	2,968,215

		3,630,853
PHARMACEUTICALS-5.71%
Arseus NV	15,290	197,047
Galapagos NV(a)	16,170	237,857
Omega Pharma SA	10,230	421,613
ThromboGenics NV(a)	15,206	385,991
UCB SA	57,561	1,866,506

		3,109,014

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Belgium Investable Market Index Fund

November 30, 2010

REAL ESTATE-0.20%
Atenor Group SA	2,482	109,820

		109,820
REAL ESTATE INVESTMENT TRUSTS-3.76%
Befimmo SCA	7,810	649,141
Cofinimmo SA	6,380	789,406
Intervest Offices NV	4,180	122,266
Leasinvest Real Estate SCA	990	82,479
Warehouses De Pauw SCA	5,954	271,271
Wereldhave Belgium NV	1,540	133,994

		2,048,557
RETAIL-1.32%
SA D’Ieteren NV	1,361	720,365

		720,365
SEMICONDUCTORS-0.40%
Melexis NV	13,286	217,572

		217,572
TELECOMMUNICATIONS-8.73%
Belgacom SA	69,740	2,366,285
Mobistar SA	18,086	1,055,688
Telenet Group Holding NV(a)	36,645	1,331,141

		4,753,114
TRANSPORTATION-1.04%
Compagnie Maritime Belge SA	8,580	253,425
Euronav SA	14,960	237,001
Exmar NV	11,000	77,753

		568,179
VENTURE CAPITAL-0.84%
GIMV NV	9,050	459,806

		459,806

TOTAL COMMON STOCKS
(Cost: $76,355,055)		53,720,231

RIGHTS-0.00%

MANUFACTURING-0.00%
Agfa-Gevaert NV(a)	24,882	32

		32

TOTAL RIGHTS
(Cost: $0)		32

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Belgium Investable Market Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-1.23%

MONEY MARKET FUNDS-1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	576,872	576,872
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	84,226	84,226
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	9,115	9,115

		670,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $670,213)		670,213

TOTAL INVESTMENTS IN SECURITIES-99.85%
(Cost: $77,025,268)		54,390,476
Other Assets, Less Liabilities-0.15%		83,463

NET ASSETS-100.00%		$54,473,939

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Brazil Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-46.24%

AEROSPACE & DEFENSE-0.69%
Empresa Brasileira de Aeronautica SA	10,769,532	$77,849,767

		77,849,767
AGRICULTURE-0.83%
Souza Cruz SA	1,846,200	92,773,166

		92,773,166
BANKS-3.47%
Banco do Brasil SA	12,000,397	230,346,010
Banco Santander (Brasil) SA	12,308,041	159,056,656

		389,402,666
BUILDING MATERIALS-0.50%
Duratex SA	4,923,200	56,297,970

		56,297,970
COMMERCIAL SERVICES-2.74%
Anhanguera Educacional Participacoes SA	1,839,000	42,681,109
Cielo SA	12,000,300	104,319,994
Companhia de Concessoes Rodoviarias	3,692,400	100,711,610
EcoRodovias Infraestrutura e Logistica SA(a)	3,065,000	24,856,185
Localiza Rent A Car SA	2,153,900	35,387,295

		307,956,193
COSMETICS & PERSONAL CARE-0.81%
Natura Cosmeticos SA	3,384,700	90,995,902

		90,995,902
DIVERSIFIED FINANCIAL SERVICES-3.34%
BM&F Bovespa SA	38,154,800	290,501,832
Redecard SA	6,461,700	84,258,457

		374,760,289
ELECTRIC-1.46%
Centrais Eletricas Brasileiras SA	4,307,899	56,525,466
CPFL Energia SA	1,846,250	42,763,200
EDP Energias do Brasil SA	1,230,800	26,281,960
Tractebel Energia SA	2,461,600	38,891,557

		164,462,183
ENGINEERING & CONSTRUCTION-0.24%
Multiplan Empreendimentos Imobiliarios SA	1,230,800	27,287,281

		27,287,281

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Brazil Index Fund

November 30, 2010

FOOD-2.54%
BRF - Brasil Foods SA	12,615,750	187,690,563
Cosan SA Industria e Comercio	2,461,690	37,700,912
JBS SA	10,154,122	38,803,675
Marfrig Alimentos SA	2,769,300	21,084,810

		285,279,960
FOREST PRODUCTS & PAPER-0.47%
Fibria Celulose SA(a)	3,384,726	52,508,672

		52,508,672
HEALTH CARE - SERVICES-0.68%
Amil Participacoes SA	2,145,500	20,966,817
Diagnosticos da America SA	4,291,000	55,077,013

		76,043,830
HOME BUILDERS-1.15%
Brookfield Incorporacoes SA	4,307,800	20,458,280
Gafisa SA	7,692,500	53,542,313
MRV Engenharia e Participacoes SA	5,538,647	54,772,501

		128,773,094
INSURANCE-0.76%
Odontoprev SA	1,532,500	22,710,327
Porto Seguro SA	2,461,600	37,053,256
SulAmerica SA	2,153,900	25,510,017

		85,273,600
INTERNET-0.15%
B2W Companhia Global do Varejo	923,130	16,426,759

		16,426,759
IRON & STEEL-2.54%
Companhia Siderurgica Nacional SA	14,461,954	220,304,328
MMX Mineracao e Metalicos SA(a)	3,077,000	21,901,634
Usinas Siderurgicas de Minas Gerais SA	3,384,700	42,930,792

		285,136,754
MINING-7.02%
Vale SA SP ADR	24,877,545	788,120,626

		788,120,626
OIL & GAS-10.60%
OGX Petroleo e Gas Participacoes SA(a)	24,616,000	285,798,367
Petroleo Brasileiro SA	56,616,844	904,085,776

		1,189,884,143
PHARMACEUTICALS-0.74%
Hypermarcas SA(a)	5,230,900	82,797,151

		82,797,151
REAL ESTATE-2.53%
BR Malls Participacoes SA	5,846,300	57,644,382
Cyrela Brazil Realty SA	5,846,300	74,016,750
PDG Realty SA Empreendimentos e Participacoes	20,308,200	123,105,133
Rossi Residencial SA	3,384,700	29,917,272

		284,683,537

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Brazil Index Fund

November 30, 2010

RETAIL-0.77%
Lojas Renner SA	2,461,600	86,213,447

		86,213,447
SOFTWARE-0.27%
Totvs SA	307,700	30,583,298

		30,583,298
TELECOMMUNICATIONS-0.19%
Tele Norte Leste Participacoes SA	1,230,838	22,002,845

		22,002,845
TEXTILES-0.34%
Companhia Hering SA	2,145,500	37,790,341

		37,790,341
TRANSPORTATION-0.93%
ALL - America Latina Logistica SA	8,311,600	77,345,402
LLX Logistica SA(a)	5,538,600	27,466,803

		104,812,205
WATER-0.48%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,461,600	54,560,201

		54,560,201

TOTAL COMMON STOCKS
(Cost: $3,430,114,118)		5,192,675,880

PREFERRED STOCKS-53.21%

AIRLINES-0.63%
GOL Linhas Aereas Inteligentes SA	2,153,900	34,495,073
TAM SA	1,538,500	36,308,241

		70,803,314
BANKS-14.37%
Banco Bradesco SA	27,693,044	542,389,432
Banco do Estado do Rio Grande do Sul SA	4,307,810	48,984,374
Itau Unibanco Holding SA	44,616,549	1,021,703,354

		1,613,077,160
BEVERAGES-3.34%
Companhia de Bebidas das Americas	2,789,054	375,074,065

		375,074,065
CHEMICALS-1.31%
Braskem SA Class A	3,077,036	32,655,359
Ultrapar Participacoes SA	1,538,500	91,645,770
Vale Fertilizantes SA	2,153,980	23,123,239

		147,424,368

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Brazil Index Fund

November 30, 2010

ELECTRIC-3.11%
AES Tiete SA	1,846,200	25,323,315
Centrais Eletricas Brasileiras SA Class B	3,692,400	56,657,013
Companhia de Transmissao de Energia Electrica Paulista	625,676	19,347,041
Companhia Energetica de Minas Gerais	7,384,835	122,793,347
Companhia Energetica de Sao Paulo Class B	3,077,070	51,559,773
Companhia Paranaense de Energia Class B	1,846,200	45,778,005
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Class B	1,538,520	27,808,255

		349,266,749
FOOD-0.68%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,846,228	76,391,184

		76,391,184
FOREST PRODUCTS & PAPER-0.52%
Klabin SA	9,231,000	26,389,673
Suzano Bahia Sul Papel e Celulose SA	3,692,607	32,315,697

		58,705,370
HOLDING COMPANIES - DIVERSIFIED-3.11%
Itausa - Investimentos Itau SA	46,162,484	349,046,553

		349,046,553
INVESTMENT COMPANIES-0.95%
Bradespar SA	4,307,800	106,564,014

		106,564,014
IRON & STEEL-2.78%
Gerdau SA	12,615,746	143,528,032
Metalurgica Gerdau SA	5,230,990	70,957,128
Usinas Siderurgicas de Minas Gerais SA Class A	8,923,300	97,354,557

		311,839,717
MINING-9.59%
Vale SA Class A	38,462,500	1,077,129,522

		1,077,129,522
OIL & GAS-10.10%
Petroleo Brasileiro SA	79,078,978	1,134,511,125

		1,134,511,125
RETAIL-0.52%
Lojas Americanas SA	6,154,000	58,344,516

		58,344,516
TELECOMMUNICATIONS-2.20%
Brasil Telecom SA	5,230,915	36,653,027
Tele Norte Leste Participacoes SA	4,923,239	68,649,599
Telemar Norte Leste SA Class A	615,400	17,234,072
TIM Participacoes SA	11,077,219	35,739,219
Vivo Participacoes SA	3,077,080	88,542,349

		246,818,266

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Brazil Index Fund

November 30, 2010

TOTAL PREFERRED STOCKS
(Cost: $3,416,884,991)		5,974,995,923

SHORT-TERM INVESTMENTS-0.14%

MONEY MARKET FUNDS-0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	15,771,629	15,771,629

		15,771,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,771,629)		15,771,629

TOTAL INVESTMENTS IN SECURITIES-99.59%
(Cost: $6,862,770,738)		11,183,443,432
Other Assets, Less Liabilities-0.41%		45,632,105

NET ASSETS-100.00%		$11,229,075,537

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI BRIC Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-80.73%

BRAZIL-14.38%
ALL - America Latina Logistica SA	285,600	$2,657,713
B2W Companhia Global do Varejo	47,600	847,025
Banco do Brasil SA	339,489	6,516,446
Banco Santander (Brasil) SA	333,237	4,306,417
BM&F Bovespa SA	1,095,869	8,343,693
BR Malls Participacoes SA	190,400	1,877,340
BRF - Brasil Foods SA	333,200	4,957,176
Centrais Eletricas Brasileiras SA	190,400	2,498,306
Cielo SA	362,700	3,152,993
Companhia de Concessoes Rodoviarias	142,800	3,894,924
Companhia Hering SA	95,200	1,676,831
Companhia Siderurgica Nacional SA	571,200	8,701,302
Cosan SA Industria e Comercio	95,200	1,457,993
CPFL Energia SA	95,200	2,205,041
Cyrela Brazil Realty SA	190,400	2,410,548
Diagnosticos da America SA	142,800	1,832,905
Duratex SA	190,400	2,177,270
Empresa Brasileira de Aeronautica SA	380,800	2,752,691
Fibria Celulose SA(a)	95,241	1,477,514
Gafisa SA	190,400	1,325,246
Hypermarcas SA(a)	142,800	2,260,306
JBS SA	285,652	1,091,611
LLX Logistica SA(a)	190,400	944,224
Lojas Renner SA	47,600	1,667,111
Marfrig Alimentos SA	142,800	1,087,246
MMX Mineracao e Metalicos SA(a)	95,200	677,620
MRV Engenharia e Participacoes SA	238,000	2,353,617
Multiplan Empreendimentos Imobiliarios SA	47,600	1,055,309
Natura Cosmeticos SA	95,200	2,559,403
Odontoprev SA	47,600	705,391
OGX Petroleo e Gas Participacoes SA(a)	761,600	8,842,380
PDG Realty SA Empreendimentos e Participacoes	476,000	2,885,438
Petroleo Brasileiro SA	1,808,800	28,883,813
Redecard SA	238,000	3,103,442
Rossi Residencial SA	142,800	1,262,205
Souza Cruz SA	95,200	4,783,883
SulAmerica SA	47,600	563,757
Tele Norte Leste Participacoes SA	47,600	850,913
Tractebel Energia SA	142,800	2,256,140
Usinas Siderurgicas de Minas Gerais SA	142,800	1,811,244
Vale SA	856,800	26,773,750

		161,488,177
CHINA-38.42%
Agile Property Holdings Ltd.	1,904,000	2,672,487
Agricultural Bank of China Ltd. Class H(a)	8,092,000	4,220,200
Air China Ltd. Class H(a)	1,904,000	2,481,245
Alibaba.com Ltd.(a)(b)	952,000	1,583,878
Aluminum Corp. of China Ltd. Class H(a)(b)	1,904,000	1,704,017
Angang New Steel Co. Ltd. Class H	952,000	1,373,021
Anhui Conch Cement Co. Ltd. Class H	76,000	322,961
Anta Sports Products Ltd.	476,040	887,635
Bank of China Ltd. Class H	39,508,000	21,164,137
Bank of Communications Co. Ltd. Class H	3,808,000	3,976,857
BBMG Corp. Class H	1,190,000	1,713,211

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI BRIC Index Fund

November 30, 2010

Beijing Capital International Airport Co. Ltd. Class H	952,000	521,012
Belle International Holdings Ltd.	3,332,000	6,058,455
Bosideng International Holdings Ltd.	952,000	495,268
Brilliance China Automotive Holdings Ltd.(a)	952,000	876,527
BYD Co. Ltd. Class H(b)	476,000	2,874,763
Chaoda Modern Agriculture (Holdings) Ltd.	1,156,556	936,784
China Agri-Industries Holdings Ltd.	1,428,000	1,706,469
China CITIC Bank Class H	3,808,000	2,657,776
China Coal Energy Co. Class H	1,904,000	3,010,839
China Communications Construction Co. Ltd. Class H	3,332,000	2,900,507
China Construction Bank Corp. Class H	27,132,000	24,491,874
China COSCO Holdings Co. Ltd. Class H(a)	1,666,000	1,821,398
China Dongxiang (Group) Co. Ltd.	2,856,000	1,276,174
China Everbright Ltd.	952,000	2,226,255
China Gas Holdings Ltd.	1,904,000	973,374
China High Speed Transmission Equipment Group Co. Ltd.	952,000	1,738,343
China Life Insurance Co. Ltd. Class H	5,236,000	22,486,282
China Longyuan Power Group Corp. Ltd. Class H(a)(b)	952,000	883,882
China Mengniu Dairy Co. Ltd.	952,000	2,715,394
China Merchants Bank Co. Ltd. Class H	2,380,297	6,160,974
China Merchants Holdings (International) Co. Ltd.	952,000	3,757,419
China Minsheng Banking Corp. Ltd. Class H	1,990,000	1,770,734
China Mobile Ltd.	4,046,000	40,352,411
China National Building Material Co. Ltd. Class H	952,000	2,194,382
China Oilfield Services Ltd. Class H	952,000	1,740,794
China Overseas Land & Investment Ltd.	2,856,800	5,488,717
China Pacific Insurance (Group) Co. Ltd. Class H	190,400	757,613
China Petroleum & Chemical Corp. Class H	11,424,000	10,636,009
China Railway Construction Corp. Ltd. Class H	1,904,000	2,260,581
China Railway Group Ltd. Class H	2,856,000	2,000,688
China Resources Enterprise Ltd.	952,000	4,027,119
China Resources Land Ltd.	1,904,000	3,412,938
China Resources Power Holdings Co. Ltd.	986,200	1,729,674
China Shenhua Energy Co. Ltd. Class H	2,142,000	9,005,853
China Shipping Container Lines Co. Ltd. Class H(a)	2,380,000	950,081
China Shipping Development Co. Ltd. Class H(b)	952,000	1,321,533
China Taiping Insurance Holdings Co. Ltd.(a)	476,000	1,587,555
China Telecom Corp. Ltd. Class H	8,568,000	4,313,983
China Unicom (Hong Kong) Ltd.	3,835,900	5,166,794
China Yurun Food Group Ltd.	952,000	3,401,905
China Zhongwang Holdings Ltd.(b)	886,800	484,188
CITIC Pacific Ltd.	952,000	2,385,624
CNOOC Ltd.	11,424,000	24,773,220
CNPC (Hong Kong) Ltd.	2,856,000	4,155,840
COSCO Pacific Ltd.	952,000	1,507,871
Country Garden Holdings Co. Ltd.	1,428,000	516,722
CSR Corp Ltd. Class H	1,428,000	1,711,985
Datang International Power Generation Co. Ltd. Class H(b)	1,904,000	684,059
Dongfeng Motor Group Co. Ltd. Class H	1,904,000	3,623,794
Fosun International Ltd.	2,142,000	1,599,815
Franshion Properties (China) Ltd.(b)	2,856,000	897,367
Fushan International Energy Group Ltd.	1,904,000	1,314,177
GCL Poly Energy Holdings Ltd.(a)	1,428,000	463,395
Geely Automobile Holdings Ltd.	2,380,000	1,308,661
Golden Eagle Retail Group Ltd.	476,000	1,391,410
GOME Electrical Appliances Holdings Ltd.(a)(b)	5,712,400	2,250,931
Greentown China Holdings Ltd.	476,000	517,948
Guangdong Investment Ltd.	2,856,000	1,430,639
Guangzhou Automobile Group Co. Ltd. Class H	2,230,454	3,021,560
Guangzhou R&F Properties Co. Ltd. Class H	761,600	1,012,113
Hengan International Group Co. Ltd.	952,000	8,777,527
Hidili Industry International Development Ltd.	476,000	441,328
Hopson Development Holdings Ltd.(a)(b)	952,000	953,759
Huabao International Holdings Ltd.	952,000	1,507,871

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI BRIC Index Fund

November 30, 2010

Huaneng Power International Inc. Class H	2,856,000	1,529,938
Industrial and Commercial Bank of China Ltd. Class H	31,892,000	24,805,094
Jiangsu Expressway Co. Ltd. Class H	1,904,000	2,071,790
Jiangxi Copper Co. Ltd. Class H	1,428,000	4,137,451
Kingboard Chemical Holdings Co. Ltd.	238,000	1,235,106
Lee & Man Paper Manufacturing Ltd.	476,000	376,355
Lenovo Group Ltd.(b)	2,856,000	1,919,777
Li Ning Co. Ltd.(b)	714,000	1,880,242
Longfor Properties Co. Ltd.	1,666,000	2,166,799
Maanshan Iron & Steel Co. Ltd. Class H	1,904,000	1,002,796
Metallurgical Corp. of China Ltd. Class H(a)	2,856,000	1,265,141
Nine Dragons Paper (Holdings) Ltd.(b)	952,000	1,441,672
Parkson Retail Group Ltd.	714,000	1,187,908
PetroChina Co. Ltd. Class H	14,280,000	17,745,070
PICC Property and Casualty Co. Ltd. Class H(a)	1,904,000	2,853,922
Ping An Insurance (Group) Co. of China Ltd. Class H	1,145,000	13,211,000
Poly (Hong Kong) Investments Ltd.(b)	1,436,984	1,339,716
Renhe Commercial Holdings Co. Ltd.	2,856,000	518,561
Semiconductor Manufacturing International Corp.(a)	3,808,000	279,508
Shanghai Electric Group Co. Ltd. Class H(b)	2,856,000	1,956,555
Shanghai Industrial Holdings Ltd.(b)	476,000	2,007,430
Shimao Property Holdings Ltd.	1,428,000	2,155,152
Shui On Land Ltd.(b)	3,094,000	1,545,874
Sino-Ocean Land Holdings Ltd.(b)	3,094,000	1,832,738
Sinofert Holdings Ltd.(a)(b)	1,904,000	1,061,639
Sinopharm Group Co. Ltd. Class H	380,800	1,392,635
Soho China Ltd.	2,856,000	2,147,797
Tencent Holdings Ltd.	571,200	12,702,895
Tingyi (Cayman Islands) Holding Corp.	1,904,000	4,712,404
Want Want China Holdings Ltd.	3,332,000	2,870,472
Weichai Power Co. Ltd. Class H(b)	952,000	6,607,663
Yanzhou Coal Mining Co. Ltd. Class H	952,000	2,641,839
Zhaojin Mining Industry Co. Ltd. Class H	238,000	931,693
Zhejiang Expressway Co. Ltd. Class H	1,904,000	1,794,734
Zijin Mining Group Co. Ltd. Class H	2,394,000	2,247,366
ZTE Corp. Class H	95,200	349,998

		431,447,316
INDIA-14.93%
Dr. Reddy’s Laboratories Ltd. SP ADR(b)	406,980	15,864,080
HDFC Bank Ltd. SP ADR	157,217	27,725,218
ICICI Bank Ltd. SP ADR	493,612	24,700,345
Infosys Technologies Ltd. SP ADR	515,032	34,069,367
Mahanagar Telephone Nigam Ltd. SP ADR(a)(b)	285,241	721,660
Reliance Industries Ltd. SP GDR(b)(c)	733,516	31,761,243
Sterlite Industries (India) Ltd. SP ADR	436,044	6,178,743
Tata Communications Ltd. SP ADR(a)(b)	177,621	2,088,823
Tata Motors Ltd. SP ADR(b)	291,788	9,544,385
Wipro Ltd. SP ADR(b)	1,095,110	14,992,056

		167,645,920
RUSSIA-13.00%
JSC Federal Grid Co. of Unified Energy System(a)	70,876,400	823,477
JSC MMC Norilsk Nickel SP ADR	488,544	9,756,224
JSC Polymetal SP GDR(a)	35,700	645,969
LUKOIL SP ADR	349,744	19,340,843
Magnit OJSC SP GDR(d)	159,936	4,222,310
Mechel OAO SP ADR	90,623	2,127,828
Mobile TeleSystems SP ADR	357,000	7,486,290
Novolipetsk Steel SP GDR(d)	81,413	3,020,422
OAO Gazprom SP ADR	1,695,512	37,708,187

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI BRIC Index Fund

November 30, 2010

OAO NovaTek SP GDR(d)	68,544	6,449,991
OAO Tatneft SP ADR(b)	175,203	5,413,773
OAO TMK SP GDR(a)(b)(d)	46,172	926,672
OJSC Comstar United Telesystems SP GDR(a)	133,208	839,210
OJSC OGK-4(a)	1,523,200	152,313
OJSC Rosneft Oil Co. SP GDR(a)(d)	998,648	6,591,077
Polyus Gold SP ADR	59,024	2,036,918
RusHydro(a)	27,893,600	1,461,909
Sberbank GDR(d)	54,264	19,283,503
Severstal GDR(d)	194,684	2,750,885
Sistema JSFC SP GDR(d)	89,964	2,329,168
Surgutneftegaz SP ADR	518,840	4,827,806
Uralkali SP GDR(d)	114,716	3,097,332
VTB Bank OJSC SP GDR(d)	470,764	2,994,059
Wimm-Bill-Dann Foods OJSC SP ADR(b)	72,352	1,708,231

		145,994,397

TOTAL COMMON STOCKS
(Cost: $795,590,450)		906,575,810

PREFERRED STOCKS-18.69%

BRAZIL-18.69%
AES Tiete SA	95,200	1,305,806
Banco Bradesco SA	1,285,876	25,184,864
Banco do Estado do Rio Grande do Sul SA	47,600	541,263
Bradespar SA	190,400	4,710,012
Brasil Telecom SA	173,598	1,216,401
Braskem SA Class A	142,800	1,515,480
Centrais Eletricas Brasileiras SA Class B	142,800	2,191,155
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	47,600	1,969,540
Companhia de Bebidas das Americas	97,263	13,080,001
Companhia de Transmissao de Energia Electrica Paulista	47,771	1,477,166
Companhia Energetica de Minas Gerais	238,093	3,958,956
Companhia Energetica de Sao Paulo Class B	95,200	1,595,183
Companhia Paranaense de Energia Class B	95,200	2,360,560
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Class B	47,600	860,355
Gerdau SA	428,400	4,873,862
GOL Linhas Aereas Inteligentes SA	47,600	762,322
Itau Unibanco Holding SA	1,428,067	32,702,235
Itausa - Investimentos Itau SA	1,713,617	12,957,104
Klabin SA	380,800	1,088,635
Lojas Americanas SA	285,600	2,707,701
Metalurgica Gerdau SA	190,400	2,582,731
Petroleo Brasileiro SA	2,695,114	38,665,609
Suzano Bahia Sul Papel e Celulose SA	95,200	833,139
TAM SA	47,600	1,123,349
Tele Norte Leste Participacoes SA	190,400	2,654,936
Telemar Norte Leste SA Class A	47,600	1,333,022
TIM Participacoes SA	428,557	1,382,684
Usinas Siderurgicas de Minas Gerais SA Class A	285,600	3,115,939
Vale Fertilizantes SA	95,220	1,022,198
Vale SA Class A	1,332,800	37,324,621
Vivo Participacoes SA	97,519	2,806,089

		209,902,918

TOTAL PREFERRED STOCKS
(Cost: $185,169,334)		209,902,918

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI BRIC Index Fund

November 30, 2010

RIGHTS-0.10%

CHINA-0.10%
China Construction Bank Corp. Class H(a)	1,847,370	625,651
Industrial and Commercial Bank of China Ltd. Class H(a)(e)	1,417,050	465,315

		1,090,966

TOTAL RIGHTS
(Cost: $0)		1,090,966

SHORT-TERM INVESTMENTS-5.22%

MONEY MARKET FUNDS-5.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(f)(g)(h)	50,995,603	50,995,603
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(f)(g)(h)	7,445,607	7,445,607
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(f)(g)	184,478	184,478

		58,625,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,625,688)		58,625,688

TOTAL INVESTMENTS IN SECURITIES-104.74%
(Cost: $1,039,385,472)		1,176,195,382
Other Assets, Less Liabilities-(4.74)%		(53,177,059)

NET ASSETS-100.00%		$1,123,018,323

GDR	- Global Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Canada Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.84%

AEROSPACE & DEFENSE-0.23%
CAE Inc.	896,720	$9,830,656

		9,830,656
APPAREL-0.29%
Gildan Activewear Inc.(a)	402,761	12,132,631

		12,132,631
AUTO PARTS & EQUIPMENT-0.86%
Magna International Inc. Class A	761,394	36,316,515

		36,316,515
BANKS-22.00%
Bank of Montreal	1,967,035	115,291,118
Bank of Nova Scotia	3,583,839	185,699,456
Canadian Imperial Bank of Commerce	1,365,529	105,096,940
National Bank of Canada	566,740	37,433,202
Royal Bank of Canada	4,975,735	266,202,549
Toronto-Dominion Bank (The)	3,059,338	222,472,939

		932,196,204
CHEMICALS-4.56%
Agrium Inc.	550,058	44,048,555
Potash Corp. of Saskatchewan Inc.	1,036,543	149,068,023

		193,116,578
COMMERCIAL SERVICES-0.16%
Ritchie Bros. Auctioneers Inc.(b)	332,007	6,610,401

		6,610,401
COMPUTERS-2.80%
CGI Group Inc. Class A(a)	858,479	13,456,832
Research In Motion Ltd.(a)	1,708,833	105,231,902

		118,688,734
DIVERSIFIED FINANCIAL SERVICES-0.88%
CI Financial Corp.	554,624	11,415,394
IGM Financial Inc.	411,586	17,111,014
TMX Group Inc.	259,815	8,906,714

		37,433,122
ELECTRIC-0.82%
Fortis Inc.	604,260	18,884,964
TransAlta Corp.	767,239	15,657,024

		34,541,988

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Canada Index Fund

November 30, 2010

ENGINEERING & CONSTRUCTION-0.66%
SNC-Lavalin Group Inc.	527,542	28,151,667

		28,151,667
FOOD-1.65%
Empire Co. Ltd. Class A	101,594	5,655,871
George Weston Ltd.	180,440	13,764,457
Loblaw Companies Ltd.	389,235	15,533,777
Metro Inc. Class A	367,773	16,575,029
Saputo Inc.	508,613	18,525,180

		70,054,314
FOREST PRODUCTS & PAPER-0.44%
Sino-Forest Corp. Class A(a)	859,408	18,608,932

		18,608,932
GAS-0.36%
Canadian Utilities Ltd. Class A	299,964	15,128,162

		15,128,162
HAND & MACHINE TOOLS-0.34%
Finning International Inc.	597,686	14,425,699

		14,425,699
HOLDING COMPANIES - DIVERSIFIED-0.40%
Onex Corp.	330,738	9,096,824
Sherritt International Corp.	1,023,043	7,838,914

		16,935,738
INSURANCE-6.55%
Fairfax Financial Holdings Ltd.	69,635	26,953,647
Great-West Lifeco Inc.	993,824	24,915,751
Industrial Alliance Insurance and Financial Services Inc.	292,396	9,864,202
Intact Financial Corp.	399,526	19,040,792
Manulife Financial Corp.	6,155,064	85,575,225
Power Corp. of Canada	1,215,921	32,306,965
Power Financial Corp.	865,974	25,394,934
Sun Life Financial Inc.	1,989,093	53,644,121

		277,695,637
MANUFACTURING-0.54%
Bombardier Inc. Class B	5,021,540	22,978,520

		22,978,520
MEDIA-1.95%
Shaw Communications Inc. Class B	1,219,308	24,419,400
Thomson Reuters Corp.	1,308,063	47,630,762
Yellow Media Inc.	1,793,038	10,753,689

		82,803,851
MINING-18.87%
Agnico-Eagle Mines Ltd.	584,793	47,302,699

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Canada Index Fund

November 30, 2010

Barrick Gold Corp.	3,444,777	177,454,144
Cameco Corp.	1,373,571	49,695,159
Centerra Gold Inc.	570,559	11,132,317
Eldorado Gold Corp.	1,908,979	33,287,717
First Quantum Minerals Ltd.	281,686	25,011,940
Franco-Nevada Corp.	398,776	13,340,418
Goldcorp Inc.	2,572,444	116,687,923
IAMGOLD Corp.	1,234,568	20,241,578
Inmet Mining Corp.	176,477	10,639,135
Ivanhoe Mines Ltd.(a)	924,365	22,274,398
Kinross Gold Corp.	3,913,568	68,052,112
Osisko Mining Corp.(a)	1,187,704	18,259,027
Pan American Silver Corp.	354,944	13,246,036
Silver Wheaton Corp.(a)	1,141,927	42,137,117
Teck Resources Ltd. Class B	2,024,994	100,569,510
Yamana Gold Inc.	2,589,783	30,206,991

		799,538,221
OIL & GAS-21.04%
ARC Energy Trust	480,600	11,384,479
Athabasca Oil Sands Corp.(a)	694,546	9,298,031
Baytex Energy Trust	386,744	16,191,210
Bonavista Energy Trust	233,169	6,440,468
Canadian Natural Resources Ltd.	3,804,861	146,289,515
Canadian Oil Sands Trust	829,631	22,544,057
Cenovus Energy Inc.	2,627,457	75,541,627
Crescent Point Energy Corp.	793,561	32,040,673
EnCana Corp.	2,569,813	71,132,104
Enerplus Resources Fund	621,088	17,887,044
Husky Energy Inc.	891,098	21,229,839
Imperial Oil Ltd.	1,036,797	37,682,438
MEG Energy Corp.(a)	163,977	5,988,489
Nexen Inc.	1,833,276	38,321,912
Niko Resources Ltd.	160,431	14,395,211
Pacific Rubiales Energy Corp.(a)	876,954	27,322,099
Pengrowth Energy Trust	1,116,900	14,441,079
Penn West Energy Trust	1,581,174	34,283,658
PetroBakken Energy Ltd. Class A	261,822	4,754,143
Petrobank Energy and Resources Ltd.(a)	351,925	13,849,487
Progress Energy Resources Corp.	636,633	7,177,695
Suncor Energy Inc.	5,459,539	183,278,069
Talisman Energy Inc.	3,560,354	68,323,023
Vermilion Energy Trust	293,932	12,025,141

		891,821,491
PHARMACEUTICALS-0.57%
Valeant Pharmaceuticals International Inc.	937,619	24,291,736

		24,291,736
PIPELINES-3.68%
Enbridge Inc.	1,266,936	70,482,643
TransCanada Corp.	2,421,067	85,330,178

		155,812,821
REAL ESTATE-1.58%
Brookfield Asset Management Inc. Class A	1,808,374	52,872,623
Brookfield Properties Corp.	877,781	14,212,344

		67,084,967

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Canada Index Fund

November 30, 2010

REAL ESTATE INVESTMENT TRUSTS-0.21%
RioCan Real Estate Investment Trust	416,917	8,751,563

		8,751,563
RETAIL-1.88%
Alimentation Couche-Tard Inc. Class B	437,320	10,997,932
Canadian Tire Corp. Ltd. Class A	273,224	16,899,932
Shoppers Drug Mart Corp.	759,941	27,990,038
Tim Hortons Inc.	607,868	23,969,092

		79,856,994
SOFTWARE-0.20%
Open Text Corp.(a)	198,243	8,396,038

		8,396,038
TELECOMMUNICATIONS-2.71%
BCE Inc.	875,460	29,585,451
Rogers Communications Inc. Class B	1,534,407	54,214,419
TELUS Corp.	199,158	9,035,890
TELUS Corp. NVS	509,464	22,162,255

		114,998,015
TRANSPORTATION-3.61%
Canadian National Railway Co.	1,627,327	103,904,298
Canadian Pacific Railway Ltd.	589,506	37,622,548
Viterra Inc.(a)	1,298,697	11,582,187

		153,109,033

TOTAL COMMON STOCKS
(Cost: $4,106,401,097)		4,231,310,228

SHORT-TERM INVESTMENTS-0.18%

MONEY MARKET FUNDS-0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	5,485,572	5,485,572
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	800,920	800,920
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	1,208,850	1,208,850

		7,495,342

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Canada Index Fund

November 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,495,342)	7,495,342

TOTAL INVESTMENTS IN SECURITIES-100.02%
(Cost: $4,113,896,439)	4,238,805,570
Other Assets, Less Liabilities-(0.02)%	(739,144)

NET ASSETS-100.00%	$4,238,066,426

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Chile Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.71%

AIRLINES-4.91%
LAN Airlines SA	1,524,781	$46,494,862

		46,494,862
APPAREL-0.37%
Forus SA	1,208,148	3,497,923

		3,497,923
BANKS-10.16%
Banco de Credito e Inversiones	487,542	32,034,613
Banco Santander (Chile) SA	502,652,814	44,392,398
CorpBanca SA	1,123,209,120	19,834,904

		96,261,915
BEVERAGES-3.56%
Compania Cervecerias Unidas SA	1,661,590	18,768,802
Vina Concha y Toro SA	6,186,405	14,927,402

		33,696,204
BUILDING MATERIALS-0.81%
SalfaCorp SA	2,296,691	7,663,497

		7,663,497
CHEMICALS-4.87%
Sociedad Quimica y Minera de Chile SA Series B	910,276	46,168,002

		46,168,002
COMPUTERS-0.87%
Sonda SA	3,744,960	8,266,596

		8,266,596
ELECTRIC-22.17%
AES Gener SA	32,058,056	17,496,984
Colbun SA	93,389,442	25,792,361
Empresa Electrica Pilmaiquen SA	329,925	1,422,675
Empresa Nacional de Electricidad SA	43,279,075	83,092,269
Enersis SA	172,903,135	82,191,121

		209,995,410
ENGINEERING & CONSTRUCTION-0.96%
Besalco SA	2,051,414	3,866,936
Socovesa SA	7,235,691	5,229,904

		9,096,840
FOOD-9.95%
Cencosud SA	12,210,534	91,767,052
Empresas Iansa SA	976,288	113,265
Multiexport Foods SA	5,092,166	2,425,837

		94,306,154

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Chile Investable Market Index Fund

November 30, 2010

FOREST PRODUCTS & PAPER-9.10%
Empresas CMPC SA	1,506,474	80,427,770
Masisa SA(a)	35,773,581	5,803,107

		86,230,877
HOLDING COMPANIES - DIVERSIFIED-12.51%
Empresas Copec SA	6,155,280	118,555,496

		118,555,496
INVESTMENT COMPANIES-0.51%
Norte Grande SA	276,602,408	4,820,379

		4,820,379
IRON & STEEL-4.82%
CAP SA	939,494	45,682,172

		45,682,172
LODGING-0.02%
Enjoy SA	879,120	169,686

		169,686
METAL FABRICATE & HARDWARE-0.35%
Madeco SA	56,159,958	3,275,037

		3,275,037
REAL ESTATE-1.35%
Parque Arauco SA	5,586,936	12,779,973

		12,779,973
RETAIL-7.07%
Empresas Hites SA	208,231	259,968
La Polar SA	3,042,292	21,239,821
Ripley Corp. SA	4,723,088	6,333,011
S.A.C.I. Falabella SA	4,102,043	39,167,351

		67,000,151
TELECOMMUNICATIONS-2.51%
Empresa Nacional de Telecomunicaciones SA	1,409,838	23,738,545

		23,738,545
TRANSPORTATION-1.72%
Compania SudAmericana de Vapores SA(a)	13,220,157	16,287,668

		16,287,668

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Chile Investable Market Index Fund

November 30, 2010

WATER-1.12%
Inversiones Aguas Metropolitanas SA	6,773,275	10,570,203

		10,570,203

TOTAL COMMON STOCKS
(Cost: $663,658,762)		944,557,590

RIGHTS-0.03%

TRANSPORTATION-0.03%
Compania SudAmericana de Vapores SA(a)	1,541,627	322,887

		322,887

TOTAL RIGHTS
(Cost: $0)		322,887

SHORT-TERM INVESTMENTS-0.31%

MONEY MARKET FUNDS-0.31%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	2,885,638	2,885,638

		2,885,638

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,885,638)		2,885,638

TOTAL INVESTMENTS IN SECURITIES-100.05%
(Cost: $666,544,400)		947,766,115
Other Assets, Less Liabilities-(0.05)%		(487,495)

NET ASSETS-100.00%		$947,278,620

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Emerging Markets Eastern Europe Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-98.77%

CZECH REPUBLIC-4.24%
CEZ AS	10,476	$410,012
Komercni Banka AS	840	177,294
Telefonica O2 Czech Republic AS	6,684	129,407

		716,713
HUNGARY-4.26%
MOL Hungarian Oil and Gas Nyrt(a)	2,784	238,873
OTP Bank Nyrt(a)	12,288	279,247
Richter Gedeon Nyrt	1,020	202,381

		720,501
POLAND-17.86%
Asseco Poland SA	1,404	22,319
Bank Handlowy w Warszawie SA	1,944	56,171
Bank Millennium SA(a)	19,633	31,565
Bank Pekao SA	6,708	394,149
Bank Zachodni WBK SA	1,308	88,933
BRE Bank SA(a)	816	73,764
Cyfrowy Polsat SA	6,624	32,506
Enea SA	2,412	18,837
Getin Holding SA(a)	19,356	68,926
Globe Trade Centre SA(a)	6,324	48,429
Grupa Lotos SA(a)	3,228	32,567
ING Bank Slaski SA(a)	216	58,577
Kernel Holding SA(a)	2,695	58,295
KGHM Polska Miedz SA	6,564	283,968
PBG SA	624	44,522
Polska Grupa Energetyczna SA	28,872	209,727
Polski Koncern Naftowy Orlen SA(a)	19,524	272,300
Polskie Gornictwo Naftowe i Gazownictwo SA	89,004	99,709
Powszechna Kasa Oszczednosci Bank Polski SA	36,120	501,432
Powszechny Zaklad Ubezpieczen SA	2,148	246,114
Tauron Polska Energia SA(a)	67,200	134,511
Telekomunikacja Polska SA	37,620	196,392
TVN SA	8,616	45,063

		3,018,776
RUSSIA-72.41%
JSC Federal Grid Co. of Unified Energy System(a)	13,634,400	158,411
JSC MMC Norilsk Nickel SP ADR	42,726	853,238
JSC Polymetal SP GDR(a)	2,256	40,821
LUKOIL SP ADR	26,591	1,470,482
Magnit OJSC SP GDR(b)	13,152	347,213
Mechel OAO SP ADR	8,730	204,980
Mobile TeleSystems SP ADR	28,656	600,916
Novolipetsk Steel SP GDR(b)	5,598	207,686
OAO Gazprom SP ADR	147,809	3,287,272
OAO NovaTek SP GDR(b)	5,160	485,556
OAO Tatneft SP ADR(b)	12,653	390,978
OAO TMK SP GDR(a)(b)	3,360	67,435
OGK-4 OJSC(a)	519,600	51,958
OJSC Comstar United Telesystems SP GDR(a)	11,352	71,518
OJSC Rosneft Oil Co. SP GDR(a)(b)	88,830	586,278

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Eastern Europe Index Fund

November 30, 2010

Polyus Gold SP ADR	5,533	190,944
RusHydro(a)	4,852,800	254,336
Sberbank GDR(b)	4,387	1,558,984
Severstal GDR(b)	12,078	170,662
Sistema JSFC SP GDR(b)	5,856	151,612
Surgutneftegas SP ADR	44,362	412,789
Uralkali SP GDR(b)	8,549	230,823
VTB Bank OJSC SP GDR(b)	55,200	351,072
Wimm-Bill-Dann Foods OJSC SP ADR	4,076	96,234

		12,242,198

TOTAL COMMON STOCKS
(Cost: $15,820,451)		16,698,188

PREFERRED STOCKS-1.07%

RUSSIA-1.07%
OAO Transneft SP ADR	36	46,855
Sberbank of Russia	35,988	84,882
Surgutneftegas OJSC	109,200	49,987

		181,724

TOTAL PREFERRED STOCKS
(Cost: $181,412)		181,724

SHORT-TERM INVESTMENTS-0.04%

MONEY MARKET FUNDS-0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	6,523	6,523

		6,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,523)		6,523

TOTAL INVESTMENTS IN SECURITIES-99.88%
(Cost: $16,008,386)		16,886,435
Other Assets, Less Liabilities-0.12%		20,432

NET ASSETS-100.00%		$16,906,867

GDR	- Global Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-91.87%

BRAZIL-8.73%
ALL - America Latina Logistica SA	4,428,500	$41,069,001
Amil Participacoes SA	1,321,300	12,868,059
Anhanguera Educacional Participacoes SA	1,119,400	25,890,884
B2W Companhia Global do Varejo	482,500	8,556,457
Banco do Brasil SA	7,076,474	135,366,007
Banco Santander (Brasil) SA	732,900	9,438,767
Banco Santander (Brasil) SA SP ADR	6,193,463	80,824,692
BM&F Bovespa SA	23,647,100	179,425,929
BR Malls Participacoes SA	3,506,200	34,452,457
BRF - Brasil Foods SA	4,539,100	67,298,709
BRF - Brasil Foods SA SP ADR(a)	3,158,390	48,133,864
Brookfield Incorporacoes SA	1,636,200	7,743,862
Centrais Eletricas Brasileiras SA	1,351,700	17,675,291
Centrais Eletricas Brasileiras SA SP ADR	1,299,259	17,384,085
Cielo SA	5,404,700	46,822,507
Companhia de Concessoes Rodoviarias	1,772,000	48,166,172
Companhia de Saneamento Basico do Estado de Sao Paulo	62,700	1,384,949
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	765,103	34,544,400
Companhia Hering SA	1,572,700	27,606,147
Companhia Siderurgica Nacional SA SP ADR(a)	10,341,227	161,840,203
Cosan SA Industria e Comercio	1,220,700	18,630,952
CPFL Energia SA	411,900	9,507,780
CPFL Energia SA SP ADR(a)	388,555	27,591,291
Cyrela Brazil Realty SA	3,311,300	41,778,714
Diagnosticos da America SA	2,790,600	35,695,796
Duratex SA	2,373,900	27,052,991
EcoRodovias Infraestrutura e Logistica SA(b)	2,040,500	16,491,046
EDP Energias do Brasil SA	867,400	18,458,538
Empresa Brasileira de Aeronautica SA SP ADR	3,588,135	104,486,491
Fibria Celulose SA SP ADR(b)	4,016,714	61,375,390
Gafisa SA SP ADR	2,462,390	35,359,920
Gol Linhas Aereas Inteligentes SA SP ADR(a)	1,929,574	31,201,212
Hypermarcas SA(b)	3,249,800	51,262,907
Itau Unibanco Holding SA SP ADR	27,951,044	652,097,857
JBS SA	6,351,965	24,190,575
LLX Logistica SA(b)	1,599,300	7,903,977
Localiza Rent A Car SA	701,000	11,477,505
Lojas Renner SA	1,361,200	47,510,225
Marfrig Alimentos SA	1,625,800	12,336,002
MMX Mineracao e Metalicos SA(b)	1,983,500	14,069,830
MRV Engenharia e Participacoes SA	2,495,600	24,594,697
Multiplan Empreendimentos Imobiliarios SA	599,100	13,236,700
Natura Cosmeticos SA	2,025,300	54,262,355
Odontoprev SA	1,067,800	15,769,591
OGX Petroleo e Gas Participacoes SA(b)	16,275,800	188,318,170
PDG Realty SA Empreendimentos e Participacoes	11,754,700	71,010,718
Petroleo Brasileiro SA	36,915,574	587,463,957
Petroleo Brasileiro SA SP ADR	467,790	15,175,108
Porto Seguro SA	789,600	11,844,689
Redecard SA	3,050,300	39,638,470
Rossi Residencial SA	1,489,300	13,118,725
Souza Cruz SA	815,400	40,834,003
SulAmerica SA	561,800	6,630,932
TAM SA SP ADR(a)	1,237,271	30,102,803
Tele Norte Leste Participacoes SA	266,300	4,744,132
TIM Participacoes SA SP ADR	289,490	9,309,998

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

Totvs SA	266,500	26,397,430
Tractebel Energia SA	1,314,600	20,698,510
Usinas Siderurgicas de Minas Gerais SA	1,238,400	15,653,710
Vale SA SP ADR	17,464,294	553,268,834
Vivo Participacoes SA SP ADR	1,026,670	29,639,963

		4,026,684,936
CHILE-1.84%
AES Gener SA	3,238,573	1,765,226
Banco de Credito e Inversiones	17,998	1,181,007
Banco Santander (Chile) SA SP ADR	2,431,040	222,634,643
CAP SA	211,434	10,267,112
Cencosud SA	4,485,312	33,663,984
Colbun SA	9,123,834	2,516,468
Compania Cervecerias Unidas SA	129,999	1,466,471
CorpBanca SA	805,113,830	14,198,665
Empresa Nacional de Electricidad SA	9,549,579	18,309,969
Empresa Nacional de Electricidad SA SP ADR	52,651	3,017,429
Empresa Nacional de Telecomunicaciones SA	139,214	2,340,931
Empresas CMPC SA	129,901	6,925,922
Empresas Copec SA	785,962	15,118,063
Enersis SA SP ADR	8,020,932	190,817,972
LAN Airlines SA SP ADR(a)	4,245,275	130,627,112
S.A.C.I. Falabella SA	689,668	6,576,348
Sociedad Quimica y Minera de Chile SA Series B SP ADR(a)	3,675,612	186,427,041
Vina Concha y Toro SA	570,950	1,375,830

		849,230,193
CHINA-18.48%
Agile Property Holdings Ltd.(a)	41,996,000	58,946,308
Agricultural Bank of China Ltd. Class H(b)	223,880,000	116,759,576
Air China Ltd. Class H(b)	42,942,000	55,960,936
Alibaba.com Ltd.(a)(b)	14,967,000	24,901,153
Aluminum Corp. of China Ltd. Class H(a)(b)	46,510,000	41,624,912
Angang New Steel Co. Ltd. Class H(a)	25,061,320	36,144,661
Anhui Conch Cement Co. Ltd. Class H	8,736,000	37,123,486
Anta Sports Products Ltd.	11,322,402	21,111,997
Bank of China Ltd. Class H	726,667,000	389,270,019
Bank of Communications Co. Ltd. Class H	94,994,000	99,206,292
BBMG Corp. Class H	10,279,000	14,798,403
Beijing Capital International Airport Co. Ltd. Class H(a)	30,962,000	16,944,943
Beijing Enterprises Holdings Ltd.(a)	7,982,000	50,313,741
Belle International Holdings Ltd.	44,021,000	80,041,789
Bosideng International Holdings Ltd.	28,386,000	14,767,526
Brilliance China Automotive Holdings Ltd.(a)(b)	27,304,000	25,139,377
BYD Co. Ltd. Class H(a)	5,198,500	31,395,910
Chaoda Modern Agriculture (Holdings) Ltd.	17,749,942	14,377,050
China Agri-Industries Holdings Ltd.(a)	28,062,000	33,534,264
China BlueChemical Ltd. Class H	5,856,000	4,667,818
China CITIC Bank Class H	33,683,000	23,508,896
China Coal Energy Co. Class H	43,466,000	68,733,780
China Communications Construction Co. Ltd. Class H	54,434,000	47,384,809
China Communications Services Corp. Ltd. Class H	828,000	503,262
China Construction Bank Corp. Class H	548,580,000	495,199,475
China COSCO Holdings Co. Ltd. Class H(a)(b)	43,556,000	47,618,736
China Dongxiang (Group) Co. Ltd.(a)	36,789,000	16,438,782
China Everbright Ltd.	33,448,000	78,218,266
China Gas Holdings Ltd.	31,810,000	16,262,090
China High Speed Transmission Equipment Group Co. Ltd.(a)	12,301,000	22,461,504
China Life Insurance Co. Ltd. Class H	96,170,000	413,007,218
China Longyuan Power Group Corp. Ltd. Class H(a)(b)	10,432,000	9,685,567

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

China Mengniu Dairy Co. Ltd.	16,269,000	46,404,145
China Merchants Bank Co. Ltd. Class H(a)	45,976,542	119,002,079
China Merchants Holdings (International) Co. Ltd.	15,702,000	61,973,731
China Minsheng Banking Corp. Ltd. Class H	25,005,200	22,250,028
China Mobile Ltd.	76,110,500	759,081,110
China National Building Material Co. Ltd. Class H(a)	23,934,000	55,168,415
China National Materials Co. Ltd. Class H(a)	13,464,000	13,055,433
China Oilfield Services Ltd. Class H	10,374,000	18,969,539
China Overseas Land & Investment Ltd.	56,632,960	108,807,861
China Pacific Insurance (Group) Co. Ltd. Class H	6,586,200	26,206,896
China Petroleum & Chemical Corp. Class H	210,902,000	196,354,646
China Railway Construction Corp. Ltd. Class H	22,734,500	26,992,214
China Railway Group Ltd. Class H	40,891,000	28,644,999
China Resources Cement Holdings Ltd.(b)	23,810,000	18,978,952
China Resources Enterprise Ltd.	24,874,000	105,221,186
China Resources Land Ltd.	43,598,000	78,149,821
China Resources Power Holdings Co. Ltd.	24,044,999	42,171,986
China Rongsheng Heavy Industry Group Co. Ltd.(b)	21,155,000	20,567,531
China Shanshui Cement Group(a)	20,358,000	16,568,164
China Shenhua Energy Co. Ltd. Class H	41,107,500	172,832,908
China Shineway Pharmaceutical Group Ltd.(a)	3,301,000	10,711,943
China Shipping Container Lines Co. Ltd. Class H(b)	91,454,000	36,507,878
China Shipping Development Co. Ltd. Class H(a)	30,732,000	42,661,073
China Southern Airlines Co. Ltd. Class H(a)(b)	22,666,000	16,549,319
China Taiping Insurance Holdings Co. Ltd.(b)	5,804,600	19,359,505
China Telecom Corp. Ltd. Class H	115,154,000	57,979,968
China Travel International Investment Hong Kong Ltd.(b)	168,234,951	38,345,259
China Unicom (Hong Kong) Ltd.(a)	60,160,000	81,032,959
China Yurun Food Group Ltd.	16,780,000	59,962,141
China Zhongwang Holdings Ltd.(a)	708,000	386,564
CITIC Pacific Ltd.	23,382,000	58,593,127
CNOOC Ltd.	222,719,000	482,971,543
CNPC (Hong Kong) Ltd.	30,352,000	44,165,987
COSCO Pacific Ltd.	12,290,000	19,466,110
Country Garden Holdings Co. Ltd.	28,112,000	10,172,326
CSR Corp Ltd. Class H	16,292,000	19,531,980
Datang International Power Generation Co. Ltd. Class H(a)	30,974,000	11,128,168
Dongfang Electric Corp. Ltd. Class H	12,675,800	62,924,815
Dongfeng Motor Group Co. Ltd. Class H	39,956,000	76,046,394
Evergrande Real Estate Group Ltd.(a)	50,780,388	25,110,157
Fosun International Ltd.	14,057,000	10,498,877
Franshion Properties (China) Ltd.	24,492,000	7,695,490
Fushan International Energy Group Ltd.(a)	11,560,000	7,978,933
GCL Poly Energy Holdings Ltd.(b)	84,766,000	27,507,075
Geely Automobile Holdings Ltd.(a)	52,510,000	28,873,011
Golden Eagle Retail Group Ltd.	8,297,000	24,253,205
GOME Electrical Appliances Holdings Ltd.(a)(b)	107,069,200	42,189,869
Great Wall Motor Co. Ltd. Class H	4,528,000	16,472,027
Greentown China Holdings Ltd.	9,449,000	10,281,696
Guangdong Investment Ltd.(a)	33,038,110	16,549,580
Guangzhou Automobile Group Co. Ltd. Class H	36,212,742	49,056,814
Guangzhou R&F Properties Co. Ltd. Class H(a)	19,709,600	26,192,665
Hengan International Group Co. Ltd.	9,706,000	89,490,204
Hengdeli Holdings Ltd.(a)	20,695,329	13,458,167
Hidili Industry International Development Ltd.	1,532,000	1,420,409
Hopson Development Holdings Ltd.(a)(b)	1,216,000	1,218,247
Huabao International Holdings Ltd.	16,177,000	25,622,723
Huaneng Power International Inc. Class H	45,546,000	24,398,648
Industrial and Commercial Bank of China Ltd. Class H	712,613,000	554,259,144
Jiangsu Expressway Co. Ltd. Class H	11,832,000	12,874,698
Jiangxi Copper Co. Ltd. Class H(a)	30,886,000	89,488,324
Kingboard Chemical Holdings Co. Ltd.	4,366,000	22,657,447
KWG Property Holdings Ltd.	9,712,500	7,241,554
Lee & Man Paper Manufacturing Ltd.(a)	6,383,000	5,046,792

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

Lenovo Group Ltd.(a)	90,468,000	60,811,775
Li Ning Co. Ltd.(a)	8,574,000	22,578,702
Longfor Properties Co. Ltd.	19,735,500	25,667,980
Lonking Holdings Ltd.(a)	23,448,000	15,338,811
Maanshan Iron & Steel Co. Ltd. Class H(a)	53,174,000	28,005,596
Metallurgical Corp. of China Ltd. Class H(b)	3,905,000	1,729,823
Nine Dragons Paper (Holdings) Ltd.(a)	20,562,000	31,138,298
Parkson Retail Group Ltd.(a)	10,263,000	17,074,934
PetroChina Co. Ltd. Class H	256,048,000	318,178,543
PICC Property and Casualty Co. Ltd. Class H(b)	26,990,000	40,455,545
Ping An Insurance (Group) Co. of China Ltd. Class H	20,784,000	239,805,606
Poly (Hong Kong) Investments Ltd.(a)	28,375,458	26,454,748
Renhe Commercial Holdings Co. Ltd.	143,832,000	26,115,408
Semiconductor Manufacturing International Corp.(b)	11,251,000	825,825
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	6,000,000	16,495,722
Shanghai Electric Group Co. Ltd. Class H	1,454,000	996,089
Shanghai Industrial Holdings Ltd.(a)	8,303,000	35,016,161
Shimao Property Holdings Ltd.(a)	29,753,000	44,903,538
Shui On Land Ltd.(a)	62,248,450	31,101,580
Sino-Ocean Land Holdings Ltd.(a)	61,886,000	36,658,309
Sinofert Holdings Ltd.(a)(b)	58,884,000	32,832,760
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	46,486,000	22,807,062
Sinopharm Group Co. Ltd. Class H	11,098,000	40,586,841
Sinotruk (Hong Kong) Ltd.	3,659,500	3,864,184
Skyworth Digital Holdings Ltd.(a)	5,050,000	2,679,235
Soho China Ltd.(a)	30,890,000	23,230,200
Tencent Holdings Ltd.	12,673,700	281,849,940
Tingyi (Cayman Islands) Holding Corp.	24,146,000	59,761,401
Tsingtao Brewery Co. Ltd. Class H	4,714,000	25,556,058
Want Want China Holdings Ltd.	77,293,000	66,586,850
Weichai Power Co. Ltd. Class H(a)	1,868,000	12,965,457
Wumart Stores Inc. Class H	1,923,000	5,076,394
XinAo Gas Holdings Ltd.	9,356,000	26,927,121
Yanzhou Coal Mining Co. Ltd. Class H	34,296,800	95,175,039
Yuexiu Property Co. Ltd.(b)	50,832,000	13,353,329
Zhaojin Mining Industry Co. Ltd. Class H(a)	5,322,000	20,833,903
Zhejiang Expressway Co. Ltd. Class H	39,288,000	37,033,366
Zhuzhou CSR Times Electric Co. Ltd.	5,523,000	21,087,346
Zijin Mining Group Co. Ltd. Class H	73,278,000	68,789,685
ZTE Corp. Class H(a)	4,512,800	16,591,070

		8,528,727,239
COLOMBIA-0.52%
Almacenes Exito SA	81,654	1,007,186
Bancolombia SA	70,385	1,033,797
Bancolombia SA SP ADR	3,399,114	209,725,334
Cementos Argos SA	218,673	1,289,712
Corporacian Financiera Colombiana SA	823,208	15,145,833
Ecopetrol SA	3,865,746	7,693,425
Grupo de Inversiones Suramericana SA	119,048	2,363,067
Interconexion Electrica SA	159,313	1,114,654
Inversiones Argos SA	66,150	682,927

		240,055,935
CZECH REPUBLIC-0.51%
CEZ AS	4,181,051	163,638,933
Komercni Banka AS	323,774	68,337,365
Telefonica O2 Czech Republic AS	76,499	1,481,071

		233,457,369

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

EGYPT-0.39%
Orascom Construction Industries Co. SP GDR(a)	2,970,651	131,391,894
Orascom Telecom Holding SAE SP GDR(a)(b)(c)	13,660,175	49,176,630

		180,568,524
HUNGARY-0.56%
Magyar Telekom Telecommunications PLC	4,639,287	11,666,727
MOL Hungarian Oil and Gas Nyrt(b)	907,664	77,879,401
OTP Bank Nyrt(a)(b)	3,001,476	68,209,116
Richter Gedeon Nyrt	502,143	99,631,616

		257,386,860
INDIA-6.86%
Axis Bank Ltd. SP GDR(c)	1,636,408	49,664,983
Dr. Reddy’s Laboratories Ltd. SP ADR(a)	2,948,139	114,918,458
HDFC Bank Ltd. SP ADR(a)	3,415,307	602,289,389
ICICI Bank Ltd. SP ADR	9,507,729	475,766,759
Infosys Technologies Ltd. SP ADR	9,153,993	605,536,637
Larsen & Toubro Ltd. SP GDR(c)	2,911,968	125,214,624
Mahanagar Telephone Nigam Ltd. SP ADR(a)(b)	1,669,039	4,222,669
Reliance Industries Ltd. SP GDR(a)(d)	11,852,985	513,234,251
Sterlite Industries (India) Ltd. SP ADR(a)	9,520,686	134,908,121
Tata Communications Ltd. SP ADR(a)(b)	6,692,612	78,705,117
Tata Motors Ltd. SP ADR(a)	6,387,330	208,929,564
Wipro Ltd. SP ADR(a)	18,293,600	250,439,384

		3,163,829,956
INDONESIA-2.50%
PT Adaro Energy Tbk	117,350,000	30,201,323
PT Aneka Tambang Tbk	220,652,099	56,787,263
PT Astra Agro Lestari Tbk	4,947,500	13,225,827
PT Astra International Tbk	30,511,000	175,284,580
PT Bank Central Asia Tbk	172,985,500	115,847,053
PT Bank Danamon Indonesia Tbk	39,897,487	28,706,405
PT Bank Mandiri Tbk	103,724,500	73,482,046
PT Bank Negara Indonesia (Persero) Tbk	58,150,766	26,069,360
PT Bank Rakyat Indonesia Tbk	87,964,061	102,238,504
PT Bumi Resources Tbk	228,992,500	67,171,809
PT Charoen Pokphand Indonesia Tbk	17,085,389	18,155,826
PT Gudang Garam Tbk	7,420,500	33,430,856
PT Indo Tambangraya Megah Tbk	4,233,500	22,985,740
PT Indocement Tunggal Prakarsa Tbk	3,120,500	5,733,927
PT Indofood Sukses Makmur Tbk	55,147,000	27,927,554
PT Indosat Tbk	2,694,560	1,610,651
PT International Nickel Indonesia Tbk	17,586,500	8,711,489
PT Kalbe Farma Tbk	24,269,403	9,402,580
PT Perusahaan Gas Negara Tbk	181,238,500	86,265,835
PT Semen Gresik (Persero) Tbk	22,058,000	22,463,316
PT Tambang Batubara Bukit Asam Tbk	5,145,500	10,650,969
PT Telekomunikasi Indonesia Tbk	123,411,000	108,602,773
PT Unilever Indonesia Tbk	3,303,000	5,484,282
PT United Tractors Tbk	40,493,650	103,094,305

		1,153,534,273
MALAYSIA-2.75%
AirAsia Bhd(b)	24,609,700	20,589,015
Alliance Financial Group Bhd	7,289,900	7,249,624
AMMB Holdings Bhd	30,540,775	58,333,603

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

Axiata Group Bhd(b)	29,119,500	42,104,912
Berjaya Corp. Bhd	10,881,600	3,778,930
Berjaya Sports Toto Bhd	15,206,000	20,162,652
British American Tobacco (Malaysia) Bhd	1,568,700	21,919,704
Bursa Malaysia Bhd	6,950,500	17,203,447
CIMB Group Holdings Bhd	36,477,700	97,197,092
DiGi.Com Bhd	2,068,600	15,974,098
Gamuda Bhd	38,679,500	45,059,938
Genting Bhd	29,956,800	95,521,288
Genting Malaysia Bhd	54,256,600	55,669,755
Genting Plantations Bhd	4,206,600	11,288,429
Hong Leong Bank Bhd	1,202,100	3,480,113
Hong Leong Financial Group Bhd	618,400	1,727,811
IJM Corp. Bhd	22,010,520	39,886,467
IOI Corp. Bhd	45,773,020	83,814,843
Kuala Lumpur Kepong Bhd	6,427,100	41,027,928
Lafarge Malayan Cement Bhd	3,371,000	8,003,132
Malayan Banking Bhd	28,412,200	76,333,961
Malaysian Airline System Bhd(b)	10,413,900	6,871,366
Maxis Communications Bhd	17,341,800	28,962,312
MISC Bhd	7,390,200	20,251,598
MMC Corp. Bhd	13,566,500	11,735,504
Parkson Holdings Bhd	7,873,110	13,670,751
Petronas Chemicals Group Bhd(b)	3,403,500	5,748,611
Petronas Dagangan Bhd	1,138,500	4,061,579
Petronas Gas Bhd	3,335,900	11,732,258
PLUS Expressways Bhd	29,601,320	40,932,528
PPB Group Bhd	5,358,300	30,246,694
Public Bank Bhd Foreign	4,801,500	19,251,476
RHB Capital Bhd	3,054,900	7,657,745
Sime Darby Bhd	35,807,673	98,124,894
SP Setia Bhd	13,790,700	22,813,976
Telekom Malaysia Bhd	16,580,300	18,006,703
Tenaga Nasional Bhd	33,667,400	90,346,614
UMW Holdings Bhd	10,077,500	22,207,088
YTL Corp. Bhd	7,951,308	20,684,697
YTL Power International Bhd	37,395,660	29,160,941

		1,268,794,077
MEXICO-4.67%
Alfa SAB de CV Series A	7,429,400	68,537,768
America Movil SAB de CV Series L	241,141,500	681,751,293
Banco Compartamos SA	3,112,400	25,871,715
Cemex SAB de CV CPO(b)	101,392,569	91,976,735
Coca-Cola FEMSA SAB de CV Class L	30,600	246,907
Desarrolladora Homex SAB de CV(b)	1,817,000	10,161,868
Embotelladoras Arca SAB de CV	4,870,100	20,879,356
Fomento Economico Mexicano SAB de CV BD Units	33,799,000	191,220,297
Grupo Aeroportuario del Pacifico SAB de CV Series B	106,500	407,690
Grupo Bimbo SAB de CV Series A	707,300	5,761,512
Grupo Carso SAB de CV Series A1	1,877,641	11,500,106
Grupo Elektra SA de CV	60,490	2,428,258
Grupo Financiero Banorte SAB de CV Series O	19,166,756	82,618,174
Grupo Financiero Inbursa SAB de CV Series O	557,400	2,426,790
Grupo Mexico SAB de CV Series B	54,675,663	185,861,808
Grupo Modelo SAB de CV Series C	17,275,798	101,643,107
Grupo Televisa SA CPO	36,183,000	167,767,733
Industrias Penoles SAB de CV	1,826,988	57,258,220
Kimberly-Clark de Mexico SAB de CV Series A	12,974,900	79,530,574
Mexichem SAB de CV	549,300	1,874,307
Telefonos de Mexico SAB de CV Series L	80,719,000	64,749,331
Urbi Desarrollos Urbanos SAB de CV(b)	6,588,500	15,073,639
Wal-Mart de Mexico SAB de CV Series V	102,262,100	287,802,558

		2,157,349,746

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

PERU-0.78%
Compania de Minas Buenaventura SA SP ADR	3,465,424	175,489,071
Credicorp Ltd.	590,056	70,730,013
Southern Copper Corp.	2,733,050	114,596,787

		360,815,871
PHILIPPINE ISLANDS-0.96%
Aboitiz Power Corp.	9,539,964	7,109,994
Alliance Global Group Inc.	18,502,880	4,767,613
Ayala Corp.	6,405,596	53,853,000
Ayala Land Inc.	63,065,200	22,239,762
Banco de Oro Unibank Inc.	269,400	330,552
Bank of the Philippine Islands	46,128,384	56,756,464
Energy Development Corp.	3,856,000	490,652
Globe Telecom Inc.	779,360	13,821,642
Jollibee Foods Corp.(e)	54,123,529	95,924,455
Manila Electric Co.	13,429,055	54,527,883
Metropolitan Bank & Trust Co.	914,140	1,441,521
Philippine Long Distance Telephone Co.	860,135	46,944,882
SM Investments Corp.	3,273,021	36,069,420
SM Prime Holdings Inc.	206,178,620	46,848,130

		441,125,970
POLAND-1.42%
Asseco Poland SA	650,530	10,341,441
Asseco Poland SA New(a)(b)	44,740	728,707
Bank Handlowy w Warszawie SA	340,173	9,829,209
Bank Millennium SA(b)	4,384,148	7,048,720
Bank Pekao SA	1,519,691	89,294,020
Bank Zachodni WBK SA	257,551	17,511,256
BRE Bank SA(b)	154,272	13,945,717
Cyfrowy Polsat SA	2,771,402	13,599,997
Enea SA	1,330,166	10,388,131
Getin Holding SA(a)(b)	3,478,263	12,386,073
Globe Trade Centre SA(b)	1,281,809	9,815,981
Grupa Lotos SA(b)	714,595	7,209,509
ING Bank Slaski SA(b)	32,713	8,871,465
Kernel Holding SA(b)	462,670	10,007,874
KGHM Polska Miedz SA	1,736,078	75,105,152
PBG SA	118,628	8,463,991
Polska Grupa Energetyczna SA	3,093,051	22,468,045
Polski Koncern Naftowy Orlen SA(b)	4,136,852	57,696,494
Polskie Gornictwo Naftowe i Gazownictwo SA	20,378,341	22,829,373
Powszechna Kasa Oszczednosci Bank Polski SA	8,145,807	113,083,246
Powszechny Zaklad Ubezpieczen SA	499,510	57,232,917
Tauron Polska Energia SA(b)	13,060,153	26,141,810
Telekomunikacja Polska SA	8,744,731	45,651,197
TVN SA	1,491,266	7,799,483

		657,449,808
RUSSIA-6.23%
Inter Rao Ues OJSC(b)	7,950,945,800	12,115,150
JSC Federal Grid Co. of Unified Energy System(b)	1,353,207,800	15,722,237
JSC MMC Norilsk Nickel SP ADR	8,327,872	166,307,604
JSC Polymetal SP GDR(b)	488,359	8,790,462
JSC Polymetal SP GDR(b)(c)	679,656	12,297,952

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

LUKOIL OAO	330,300	18,191,848
LUKOIL SP ADR	5,757,383	318,383,280
Magnit OJSC SP GDR(c)	3,240,499	85,549,174
Mechel OAO SP ADR	2,642,720	62,051,066
MMC Norilsk Nickel OJSC	146,787	28,205,199
Mobile TeleSystems SP ADR	6,405,860	134,330,884
Novolipetsk Steel SP GDR(c)	1,729,163	64,151,947
OAO Gazprom	9,393,150	51,943,137
OAO Gazprom SP ADR	31,472,385	699,945,842
OAO NovaTek SP GDR(c)	1,182,860	111,307,126
OAO Severstal	2,629,164	37,241,378
OAO Tatneft SP ADR(c)	3,869,631	119,571,598
OAO TMK SP GDR(b)(c)	752,474	15,102,153
OJSC Comstar United Telesystems SP GDR(b)	1,480,343	9,326,161
OJSC OGK-4(b)	79,600,900	7,959,711
OJSC Rosneft Oil Co. SP GDR(b)	16,812,276	110,961,022
Polyus Gold SP ADR	1,060,111	36,584,431
Raspadskaya(b)	893,800	5,362,545
Rosneft Oil Co.(c)	3,727,724	24,586,423
RusHydro(b)	131,638,000	6,899,174
RusHydro SP ADR(b)	13,534,812	71,463,807
Sberbank GDR(c)	780,173	277,245,846
Sberbank of Russia	25,689,466	82,781,382
Sistema JSFC SP GDR(c)	1,223,913	31,687,108
Surgutneftegas OJSC	19,150,000	17,995,887
Surgutneftegaz SP ADR	6,798,173	63,257,000
Uralkali SP GDR(c)	2,058,795	55,587,465
VTB Bank OJSC SP GDR(c)	11,945,678	75,974,512
Wimm-Bill-Dann Foods OJSC SP ADR(a)	1,495,658	35,312,485

		2,874,192,996
SOUTH AFRICA-7.57%
Absa Group Ltd.	2,019,163	36,726,290
African Bank Investments Ltd.	18,394,875	91,115,226
African Rainbow Minerals Ltd.	568,832	14,971,817
Anglo Platinum Ltd.(b)	647,371	60,380,826
AngloGold Ashanti Ltd.	4,813,111	222,846,242
ArcelorMittal South Africa Ltd.	4,603,441	48,713,490
Aspen Pharmacare Holdings Ltd.(b)	428,364	5,617,096
Aveng Ltd.	2,919,022	16,792,428
Bidvest Group Ltd.	4,141,102	88,062,463
Discovery Holdings Ltd.	101,419	557,127
Exxaro Resources Ltd.	2,641,517	46,928,851
FirstRand Ltd.	47,210,943	133,466,729
Foschini Group Ltd. (The)	7,169,914	89,570,218
Gold Fields Ltd.	7,734,693	126,136,923
Growthpoint Properties Ltd.	1,820,863	4,492,947
Harmony Gold Mining Co. Ltd.	4,517,921	50,292,906
Impala Platinum Holdings Ltd.	5,903,718	168,498,093
Imperial Holdings Ltd.	4,820,253	83,257,216
Investec Ltd.	6,286,226	49,635,681
Kumba Iron Ore Ltd.	752,895	42,176,345
Liberty Holdings Ltd.	1,390,216	13,721,332
Massmart Holdings Ltd.	824,563	16,276,756
MTN Group Ltd.	19,864,020	339,177,669
Murray & Roberts Holdings Ltd.	3,667,473	19,903,562
Naspers Ltd. Class N	5,806,834	289,840,211
Nedbank Group Ltd.	5,025,505	88,219,588
Netcare Ltd.(b)	29,258,962	60,479,592
Northam Platinum Ltd.(a)	497,449	3,121,221
Pick’n Pay Stores Ltd.(a)	8,387,170	55,605,024
Pretoria Portland Cement Co. Ltd.	6,543,361	29,993,960

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

Redefine Properties Ltd.	718,936	785,612
Remgro Ltd.	2,394,605	35,002,813
Reunert Ltd.	2,619,898	23,161,564
RMB Holdings Ltd.	1,511,474	7,525,136
Sanlam Ltd.	30,120,673	110,251,707
Sappi Ltd.(b)	1,873,482	9,129,337
Sasol Ltd.	7,523,341	334,465,003
Shoprite Holdings Ltd.	11,383,912	154,878,024
SPAR Group Ltd. (The)	2,062,442	29,414,644
Standard Bank Group Ltd.	14,628,736	210,450,835
Steinhoff International Holdings Ltd.(b)	3,407,733	10,340,077
Telkom South Africa Ltd.	179,376	887,996
Tiger Brands Ltd.	3,140,593	82,098,903
Truworths International Ltd.	10,613,461	107,747,075
Vodacom Group Ltd.	629,352	5,901,076
Woolworths Holdings Ltd.	20,014,830	74,559,104

		3,493,176,735
SOUTH KOREA-12.95%
AmorePacific Corp.	49,009	45,906,308
Busan Bank	755,910	8,932,178
Celltrion Inc.(a)(b)	997,646	27,836,681
Cheil Industries Inc.	511,214	46,959,023
CJ CheilJedang Corp.	107,483	19,839,022
Daegu Bank	387,800	4,833,284
Daelim Industrial Co. Ltd.	172,914	16,181,791
Daewoo Engineering & Construction Co. Ltd.	115,000	1,155,555
Daewoo International Corp.(a)	229,316	6,349,011
Daewoo Securities Co. Ltd.	860,720	17,223,309
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	971,470	24,885,854
Dongbu Insurance Co. Ltd.	154,130	5,084,934
Dongkuk Steel Mill Co. Ltd.	346,920	8,527,876
Doosan Corp.(a)	304,560	36,907,607
Doosan Heavy Industries & Construction Co. Ltd.(a)	389,966	27,177,206
Doosan Infracore Co. Ltd.(a)(b)	873,480	18,834,742
GLOVIS Co. Ltd.	103,806	14,146,410
GS Engineering & Construction Corp.	304,501	26,263,671
GS Holdings Corp.	353,750	19,191,716
Hana Financial Group Inc.	2,138,030	70,075,160
Hanjin Heavy Industries & Construction Co. Ltd.(a)	856,070	26,950,625
Hanjin Shipping Co. Ltd.(b)	612,100	19,481,189
Hankook Tire Co. Ltd.	1,018,760	26,360,876
Hanwha Chemical Corp.(a)	697,740	19,107,508
Hanwha Corp.	348,320	13,324,126
Honam Petrochemical Corp.(a)	88,760	18,641,590
Hynix Semiconductor Inc.(a)(b)	4,946,310	100,257,275
Hyosung Corp.	231,673	21,280,985
Hyundai Department Store Co. Ltd.	89,969	9,311,954
Hyundai Development Co.	268,550	7,840,622
Hyundai Engineering & Construction Co. Ltd.	763,253	41,605,649
Hyundai Heavy Industries Co. Ltd.(a)	406,510	130,255,706
Hyundai Merchant Marine Co. Ltd.(a)	327,210	11,627,611
Hyundai Mipo Dockyard Co. Ltd.	132,220	19,843,264
Hyundai Mobis Co. Ltd.	864,951	205,159,156
Hyundai Motor Co. Ltd.(a)	1,909,611	284,119,284
Hyundai Securities Co. Ltd.	345,020	3,719,812
Hyundai Steel Co.(a)	568,300	53,918,406
Industrial Bank of Korea	417,970	5,840,188
Kangwon Land Inc.	459,140	10,316,195
KB Financial Group Inc. SP ADR	5,856,308	269,624,420
KCC Corp.	15,223	4,398,573
Kia Motors Corp.	2,775,060	117,163,349

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

Korea Electric Power Corp. SP ADR(b)	17,887,988	213,045,937
Korea Exchange Bank	1,787,720	17,269,677
Korea Gas Corp.	281,880	10,782,627
Korea Investment Holdings Co. Ltd.	191,030	5,692,674
Korea Life Insurance Co. Ltd.	2,233,830	14,180,601
Korea Zinc Co. Ltd.	60,610	14,559,156
Korean Air Lines Co. Ltd.(b)	571,024	34,968,694
KT Corp. SP ADR	9,037,710	183,827,021
KT&G Corp.	1,581,161	85,508,707
LG Chem Ltd.	571,230	191,165,465
LG Corp.(a)	1,025,711	72,279,273
LG Display Co. Ltd. SP ADR(a)	10,036,353	171,019,455
LG Electronics Inc.(a)	1,006,506	89,417,042
LG Household & Health Care Ltd.(a)	122,162	40,302,713
LG Innotek Co. Ltd.(a)	132,512	14,858,168
LG Uplus Corp.	2,281,020	13,988,315
Lotte Confectionery Co. Ltd.	3,768	4,497,940
Lotte Shopping Co. Ltd.	88,833	36,279,477
LS Corp.	112,109	9,766,266
LS Industrial Systems Co. Ltd.(a)	173,445	12,147,433
Mando Corp.(a)(b)	109,302	12,491,388
Mirae Asset Securities Co. Ltd.	132,360	6,176,191
NCsoft Corp.(a)	301,635	64,520,856
NHN Corp.(b)	484,315	81,874,884
OCI Co. Ltd.(a)	139,600	36,543,557
POSCO SP ADR	4,054,222	399,097,614
S-Oil Corp.	233,430	16,147,219
S1 Corp.(a)	245,310	11,658,255
Samsung C&T Corp.(a)	1,386,440	91,839,393
Samsung Card Co. Ltd.	267,240	14,613,607
Samsung Electro-Mechanics Co. Ltd.(a)	779,671	84,059,751
Samsung Electronics Co. Ltd. SP GDR(a)(c)	2,936,760	1,027,866,000
Samsung Engineering Co. Ltd.	288,123	46,098,686
Samsung Fire & Marine Insurance Co. Ltd.	444,460	73,220,511
Samsung Heavy Industries Co. Ltd.	2,036,070	58,303,885
Samsung Life Insurance Co. Ltd.	636,120	53,604,385
Samsung SDI Co. Ltd.	377,555	53,894,560
Samsung Securities Co. Ltd.	427,360	23,959,289
Samsung Techwin Co. Ltd.	565,987	52,966,698
Seoul Semiconductor Co. Ltd.(a)	195,540	6,543,861
Shinhan Financial Group Co. Ltd.	3,341,100	128,814,188
Shinhan Financial Group Co. Ltd. SP ADR	722,875	55,487,885
Shinsegae Co. Ltd.	156,930	76,745,998
SK Broadband Co. Ltd.(b)	1,045,670	4,825,198
SK C&C Co. Ltd.	101,220	7,804,958
SK Energy Co. Ltd.(a)	595,230	84,966,849
SK Holdings Co. Ltd.(a)	154,450	16,918,363
SK Networks Co. Ltd.	304,280	2,873,785
SK Telecom Co. Ltd. SP ADR	9,979,222	179,426,412
STX Pan Ocean Co. Ltd.(a)	2,279,800	23,694,661
Tong Yang Securities Inc.	669,960	5,090,864
Woongjin Coway Co. Ltd.(a)	679,810	24,597,231
Woori Finance Holdings Co. Ltd.	1,973,720	24,343,795
Woori Investment & Securities Co. Ltd.	447,530	7,391,926
Yuhan Corp.	103,241	14,292,031

		5,974,771,076
TAIWAN-10.64%
Acer Inc.	27,882,053	82,322,145
Advanced Semiconductor Engineering Inc.	37,279,645	38,524,032
Advantech Co. Ltd.	1,732,000	4,636,470
Asia Cement Corp.	19,053,753	18,877,170

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

ASUSTeK Computer Inc.	4,743,400	41,003,392
AU Optronics Corp. SP ADR(a)(b)	18,894,653	187,812,851
Capital Securities Corp.	21,678,916	9,601,095
Catcher Technology Co. Ltd.	3,873,210	11,880,428
Cathay Financial Holding Co. Ltd.	64,012,350	96,703,640
Chang Hwa Commercial Bank Ltd.	14,261,000	9,473,805
Cheng Shin Rubber Industry Co. Ltd.	21,180,893	45,235,008
Cheng Uei Precision Industry Co. Ltd.	3,111,260	6,522,087
Chicony Electronics Co. Ltd.	6,575,600	13,978,476
Chimei Innolux Corp.(b)	42,253,487	57,941,303
China Airlines Ltd.(b)	19,775,000	15,796,646
China Development Financial Holding Corp.	8,129,900	2,349,690
China Life Insurance Co. Ltd.	11,729,726	9,389,168
China Motor Co. Ltd.	4,718,000	4,473,065
China Petrochemical Development Corp.(b)	9,325,000	9,299,762
China Steel Corp.	130,352,412	134,062,105
Chinatrust Financial Holding Co. Ltd.	68,697,720	41,354,980
Chinese Gamer International Corp.	569,000	4,619,946
Chunghwa Picture Tubes Ltd.(b)	1,999,199	284,640
Chunghwa Telecom Co. Ltd. SP ADR	15,740,129	379,494,510
Clevo Co.	7,792,000	16,922,182
CMC Magnetics Corp.(b)	26,766,000	6,629,486
Compal Communications Inc.	5,460,000	3,806,282
Compal Electronics Inc.	42,491,908	52,831,733
Coretronic Corp.	6,819,000	9,731,042
Delta Electronics Inc.	21,252,000	94,468,826
E Ink Holdings Inc.(b)	8,656,000	16,640,420
E.Sun Financial Holding Co. Ltd.	6,628,000	3,402,877
Epistar Corp.	4,388,345	14,900,146
Eternal Chemical Co. Ltd.	5,390,800	5,942,127
EVA Airways Corp.(b)	11,351,000	12,921,503
Evergreen International Storage & Transport Corp.	7,904,000	6,897,282
Evergreen Marine Corp. Ltd.(b)	15,981,000	13,447,475
Everlight Electronics Co. Ltd.	2,067,000	5,614,618
Far Eastern Department Stores Co. Ltd.	13,945,125	19,191,274
Far Eastern New Century Corp.	26,693,842	39,450,753
Far EasTone Telecommunications Co. Ltd.	14,012,000	19,765,964
Farglory Land Development Co. Ltd.	15,066,000	38,600,987
Feng Hsin Iron & Steel Co. Ltd.	5,762,000	9,640,351
First Financial Holding Co. Ltd.	25,178,350	16,850,270
Formosa Chemicals & Fibre Corp.	29,743,000	88,109,338
Formosa International Hotels Corp.	212,300	3,531,079
Formosa Petrochemical Corp.	8,413,000	23,293,929
Formosa Plastics Corp.	46,841,000	139,374,353
Formosa Taffeta Co. Ltd.	9,705,000	8,309,702
Foxconn Technology Co. Ltd.	2,640,710	8,663,036
Fubon Financial Holding Co. Ltd.	55,036,121	67,164,560
Giant Manufacturing Co. Ltd.	4,791,203	18,389,920
HannStar Display Corp.(b)	16,360,963	3,011,072
Highwealth Construction Corp.	4,021,000	8,758,940
Hon Hai Precision Industry Co. Ltd.	103,245,373	367,493,577
HTC Corp.	10,088,389	279,658,450
Hua Nan Financial Holdings Co. Ltd.	2,403,490	1,549,367
Inventec Co. Ltd.	16,150,050	8,291,586
KGI Securities Co. Ltd.	51,309,000	23,649,355
Largan Precision Co. Ltd.	1,199,000	26,589,814
LCY Chemical Corp.	2,498,000	5,515,145
Lite-On Technology Corp.	15,273,114	19,816,342
Macronix International Co. Ltd.	42,943,275	25,780,757
MediaTek Inc.	10,693,176	136,986,311
Mega Financial Holding Co. Ltd.	31,903,000	21,193,660
Micro-Star International Co. Ltd.	1,836,000	957,677
MiTAC International Corp.	7,403,728	3,181,787
Motech Industries Inc.	3,952,124	14,585,876

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

Nan Kang Rubber Tire Co. Ltd.(b)	3,660,000	5,943,410
Nan Ya Plastics Corp.	52,145,000	116,153,383
Nan Ya Printed Circuit Board Corp.	916,000	3,245,403
Novatek Microelectronics Corp. Ltd.	607,000	1,931,567
Pegatron Corp.(b)	10,267,414	14,062,644
Phison Electronics Corp.	1,419,535	7,590,723
Pixart Imaging Inc.	61,000	277,159
Polaris Securities Co. Ltd.	39,894,000	21,528,953
Pou Chen Corp.	31,082,220	28,601,862
Powertech Technology Inc.	2,588,000	8,192,963
President Chain Store Corp.	6,889,000	27,797,818
Qisda Corp.(b)	13,687,000	9,025,136
Quanta Computer Inc.	19,167,000	37,664,342
Realtek Semiconductor Corp.	648,420	1,516,685
Richtek Technology Corp.	482,150	4,302,298
Ruentex Development Co. Ltd.	11,462,000	20,154,620
Ruentex Industries Ltd.	9,281,000	29,229,099
Shin Kong Financial Holding Co. Ltd.(b)	18,251,002	6,645,981
Siliconware Precision Industries Co. Ltd. SP ADR(a)	23,378,291	120,164,416
Simplo Technology Co. Ltd.	3,042,200	19,710,801
Sino-American Silicon Products Inc.	2,993,000	10,113,311
SinoPac Financial Holdings Co. Ltd.	5,607,000	2,041,752
Synnex Technology International Corp.	14,230,985	35,621,230
Tainan Spinning Co. Ltd.	5,485,000	3,958,665
Taishin Financial Holdings Co. Ltd.(b)	10,189,970	4,462,761
Taiwan Business Bank Ltd.(b)	17,072,640	5,684,812
Taiwan Cement Corp.	35,042,190	36,039,454
Taiwan Cooperative Bank Co. Ltd.	17,926,000	12,643,615
Taiwan Fertilizer Co. Ltd.	6,481,000	23,387,517
Taiwan Glass Industrial Corp.	3,505,060	4,087,751
Taiwan Mobile Co. Ltd.	26,909,000	60,293,109
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	62,059,741	667,142,216
Tatung Co. Ltd.(b)	63,875,000	15,254,982
Teco Electric and Machinery Co. Ltd.	32,413,000	20,043,797
Transcend Information Inc.	101,000	235,250
Tripod Technology Corp.	2,373,000	10,353,777
TSRC Corp.	8,438,000	16,027,563
Tung Ho Steel Enterprise Corp.	10,688,000	9,940,287
U-Ming Marine Transport Corp.	5,007,000	10,151,156
Uni-President Enterprises Co.	54,557,513	75,439,979
Unimicron Technology Corp.	8,985,000	16,388,616
United Microelectronics Corp. SP ADR(a)	82,039,770	233,813,345
Walsin Lihwa Corp.(b)	19,204,000	11,245,515
Wan Hai Lines Ltd.(b)	2,387,000	1,777,574
Winbond Electronics Corp.(b)	1,584,000	407,919
Wintek Corp.(b)	14,572,000	26,005,636
Wistron Corp.	16,252,059	32,949,307
WPG Holdings Co. Ltd.	9,643,966	17,938,584
Yang Ming Marine Transport Corp.(b)	30,031,978	23,793,070
Young Fast Optoelectronics Co. Ltd.	1,403,034	15,235,110
Yuanta Financial Holding Co. Ltd.	45,357,000	27,750,613
Yulon Motor Co. Ltd.	31,137,000	60,368,956

		4,911,484,137
THAILAND-1.83%
Advanced Information Service PCL Foreign	1,137,900	3,538,293
Advanced Information Service PCL NVDR	2,494,800	7,468,720
Bangkok Bank PCL Foreign	10,601,600	51,552,603
Bank of Ayudhya PCL NVDR	3,498,700	2,604,060
Banpu PCL Foreign	2,745,800	68,667,708
BEC World PCL Foreign	322,200	373,040
BEC World PCL NVDR	1,183,000	1,369,666

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

Charoen Pokphand Foods PCL Foreign	8,690,400	7,186,900
Charoen Pokphand Foods PCL NVDR	37,090,900	30,673,917
CP All PCL Foreign	3,120,900	4,103,731
CP All PCL NVDR	17,840,700	24,196,781
Glow Energy PCL Foreign	137,400	205,668
Glow Energy PCL NVDR	3,403,700	5,094,854
Indorama Ventures PCL NVDR	6,330,802	11,256,388
IRPC PCL Foreign	140,658,600	21,496,617
Kasikornbank PCL Foreign	17,696,600	70,833,232
Krung Thai Bank PCL Foreign	67,633,500	36,244,218
PTT Aromatics & Refining PCL Foreign	39,897,186	50,151,937
PTT Chemical PCL Foreign	11,497,968	58,383,661
PTT Exploration & Production PCL Foreign	26,565,100	146,753,943
PTT PCL Foreign	15,880,800	160,751,730
Siam Cement PCL Foreign	2,824,000	33,443,334
Siam Cement PCL NVDR	28,000	307,509
Siam Commercial Bank PCL NVDR	9,058,500	31,014,051
Thai Airways International PCL NVDR	5,313,571	9,667,430
Thai Oil PCL NVDR	3,930,900	8,744,725

		846,084,716
TURKEY-1.68%
Akbank TAS	12,914,989	72,825,664
Anadolu Efes Biracilik ve Malt Sanayii AS	1,531,240	21,078,168
Arcelik AS	354,418	1,824,521
Asya Katilim Bankasi AS	20,818,873	43,228,786
BIM Birlesik Magazalar AS(a)	982,049	33,388,624
Coca-Cola Icecek AS	141,803	1,914,350
Enka Insaat ve Sanayi AS	1,028,194	3,710,609
Eregli Demir ve Celik Fabrikalari TAS(a)(b)	10,415,805	34,894,397
Haci Omer Sabanci Holding AS	4,728,118	23,273,607
KOC Holding AS	5,987,757	28,044,026
Migros Ticaret AS	1	11
Turk Hava Yollari Anonim Ortakligi(b)	7,446,846	26,973,450
Turk Telekomunikasyon AS	3,869,578	16,121,102
Turkcell Iletisim Hizmetleri AS	7,182,637	48,602,161
Turkiye Garanti Bankasi AS	27,709,835	153,310,352
Turkiye Halk Bankasi AS	2,327,311	21,846,524
Turkiye Is Bankasi AS	16,687,566	64,429,902
Turkiye Petrol Rafinerileri AS	1,524,955	36,925,075
Turkiye Vakiflar Bankasi TAO	28,061,005	77,626,636
Yapi ve Kredi Bankasi AS(b)	18,654,927	64,352,940

		774,370,905

TOTAL COMMON STOCKS
(Cost: $38,515,507,009)		42,393,091,322

EXCHANGE-TRADED FUNDS-0.42%
iShares MSCI Malaysia Index Fund(e)	1,633,769	22,219,258
iShares MSCI South Korea Index Fund(a)(e)	1,642,596	88,650,906
iShares MSCI Taiwan Index Fund(a)(e)	6,057,464	85,410,243

		196,280,407

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $174,596,975)		196,280,407

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

PREFERRED STOCKS-7.52%

BRAZIL-7.14%
AES Tiete SA	1,036,600	14,169,699
Banco Bradesco SA SP ADR	26,372,831	529,038,990
Banco do Estado do Rio Grande do Sul SA	723,200	8,195,342
Bradespar SA	1,824,800	44,986,057
Brasil Telecom SA SP ADR(b)	1,630,342	33,487,225
Braskem SA Class A	829,900	8,777,185
Centrais Eletricas Brasileiras SA Class B	1,576,700	24,110,245
Centrais Eletricas Brasileiras SA Class B SP ADR	323,718	5,088,847
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	96,200	3,966,803
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	1,085,448	45,664,797
Companhia de Bebidas das Americas SP ADR	2,350,289	318,793,200
Companhia de Transmissao de Energia Electrica Paulista	330,300	10,178,441
Companhia Energetica de Minas Gerais	1,393,400	23,089,656
Companhia Energetica de Minas Gerais SP ADR	4,066,798	69,460,910
Companhia Energetica de Sao Paulo Class B	1,668,900	27,868,369
Companhia Paranaense de Energia Class B	716,200	17,697,831
Companhia Paranaense de Energia Class B SP ADR	615,998	15,424,590
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Class B	1,448,800	26,096,764
Gerdau SA SP ADR	9,302,361	108,093,435
Itau Unibanco Holding SA	455,800	10,401,855
Itausa - Investimentos Itau SA	28,108,972	211,810,150
Klabin SA	3,214,900	9,159,259
Lojas Americanas SA	3,180,300	30,048,186
Metalurgica Gerdau SA	1,826,600	24,692,395
Petroleo Brasileiro SA	51,569,427	737,305,779
Petroleo Brasileiro SA SP ADR	648,706	18,994,112
Suzano Bahia Sul Papel e Celulose SA	1,182,800	10,315,716
Tele Norte Leste Participacoes SA SP ADR	3,455,825	48,692,574
Telemar Norte Leste SA Class A	90,600	2,528,519
TIM Participacoes SA	2,521,000	8,105,779
Ultrapar Participacoes SA	669,800	39,761,951
Usinas Siderurgicas de Minas Gerais SA Class A	5,639,000	61,311,297
Vale Fertilizantes SA	233,600	2,499,122
Vale SA Class A SP ADR	25,530,186	724,801,981
Vivo Participacoes SA	616,300	17,673,072

		3,292,290,133
RUSSIA-0.20%
OAO Transneft SP ADR	18,891	24,587,115
Sberbank of Russia	12,995,200	30,650,711
Surgutneftegas OJSC	84,343,900	38,608,924

		93,846,750
SOUTH KOREA-0.18%
Hyundai Motor Co. Ltd.	47,600	2,496,188
Hyundai Motor Co. Ltd. Series 2	281,540	15,905,529
LG Chem Ltd.	90,644	13,642,727
LG Electronics Inc.	7,470	270,606
Samsung Electronics Co. Ltd.	101,660	50,680,938

		82,995,988

TOTAL PREFERRED STOCKS
(Cost: $3,138,886,085)		3,469,132,871

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Emerging Markets Index Fund

November 30, 2010

RIGHTS-0.05%

CHINA-0.05%
China Construction Bank Corp. Class H(b)	39,134,760	13,253,806
Industrial and Commercial Bank of China Ltd. Class H(b)(f)	32,081,085	10,534,439

		23,788,245
SOUTH KOREA-0.00%
Hyundai Merchant Marine Co. Ltd.(b)(f)	8,033	63,743

		63,743

TOTAL RIGHTS
(Cost: $0)		23,851,988

SHORT-TERM INVESTMENTS-3.52%

MONEY MARKET FUNDS-3.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(e)(g)(h)	1,367,503,883	1,367,503,883
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(e)(g)(h)	199,662,243	199,662,243
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(e)(g)	55,314,509	55,314,509

		1,622,480,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,622,480,635)		1,622,480,635

TOTAL INVESTMENTS IN SECURITIES-103.38%
(Cost: $43,451,470,704)		47,704,837,223
Other Assets, Less Liabilities-(3.38)%		(1,559,347,315)

NET ASSETS-100.00%		$46,145,489,908

CPO	- Certificates of Participation (Ordinary)
GDR	- Global Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI EMU Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-97.45%

AUSTRIA-1.05%
Erste Group Bank AG	49,167	$1,928,734
IMMOEAST AG Escrow(a)(b)	105,078	14
IMMOFINANZ AG(a)	254,922	907,595
IMMOFINANZ AG Escrow(a)(b)	68,575	9
OMV AG	39,913	1,345,159
Raiffeisen International Bank Holding AG	12,679	625,122
Telekom Austria AG	84,077	1,171,085
Verbund AG(c)	19,837	625,945
Vienna Insurance Group AG	9,799	456,723
voestalpine AG	28,680	1,167,253

		8,227,639
BELGIUM-3.19%
Ageas	573,839	1,314,711
Anheuser-Busch InBev NV	189,288	10,330,552
Belgacom SA	40,152	1,362,361
Colruyt SA	20,096	1,006,897
Compagnie Nationale a Portefeuille SA	6,692	320,097
Delhaize Group SA	26,529	1,816,149
Dexia SA(a)	141,908	521,489
Groupe Bruxelles Lambert SA	21,271	1,672,447
KBC Groep NV(a)	42,064	1,479,802
Mobistar SA	6,692	390,615
NV Bekaert SA	9,082	865,524
Solvay SA	15,535	1,505,578
UCB SA	27,150	880,382
Umicore	30,353	1,444,559

		24,911,163
FINLAND-3.68%
Elisa OYJ(a)	34,894	690,888
Fortum OYJ	114,742	3,036,597
Kesko OYJ Class B	17,859	822,047
Kone OYJ Class B	40,152	2,105,871
Metso OYJ	34,177	1,760,465
Neste Oil OYJ	32,982	465,408
Nokia OYJ	979,661	9,073,568
Nokian Renkaat OYJ	27,246	879,239
Orion OYJ Class B	25,334	515,454
Outokumpu OYJ	34,655	570,217
Pohjola Bank PLC	36,567	415,795
Rautaruukki OYJ	23,183	421,895
Sampo OYJ Class A	107,789	2,640,715
Sanoma OYJ	23,054	466,364
Stora Enso OYJ Class R	154,633	1,334,575
UPM-Kymmene OYJ	136,171	2,027,860
Wartsila OYJ Class B	21,032	1,459,269

		28,686,227
FRANCE-32.43%
Accor SA	38,479	1,631,181
Aeroports de Paris	7,888	605,516
Air France-KLM(a)	33,938	594,867

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EMU Index Fund

November 30, 2010

Alcatel-Lucent(a)	609,689	1,660,342
ALSTOM	54,731	2,260,993
ArcelorMittal	225,377	7,124,840
Atos Origin SA(a)	12,667	518,587
AXA	449,798	6,475,899
BioMerieux SA	3,107	277,051
BNP Paribas	250,233	14,853,774
Bouygues SA	60,228	2,410,070
Bureau Veritas SA	12,667	925,707
Cap Gemini SA	38,718	1,637,533
Carrefour SA	156,545	7,102,834
Casino Guichard-Perrachon SA	14,579	1,287,292
Christian Dior SA	16,491	2,290,545
CNP Assurances SA	39,196	630,139
Compagnie de Saint-Gobain	103,965	4,671,135
Compagnie Generale de Geophysique-Veritas(a)	37,284	865,854
Compagnie Generale des Etablissements Michelin Class B	46,041	3,123,752
Credit Agricole SA	250,711	3,081,192
Danone SA	152,960	8,985,091
Dassault Systemes SA	16,252	1,115,134
Edenred SA(a)	38,839	866,575
Eiffage SA(c)	11,233	494,242
Electricite de France	67,159	2,808,939
Eramet	1,434	444,277
Essilor International SA	52,580	3,294,647
Eurazeo	7,648	521,484
European Aeronautic Defence and Space Co. NV(a)	106,989	2,403,850
Eutelsat Communications	26,051	879,674
Fonciere des Regions	6,692	609,530
France Telecom SA	484,931	9,847,635
GDF Suez	322,650	10,731,241
Gecina SA	5,019	525,423
Groupe Eurotunnel SA	123,016	1,055,937
Hermes International	3,346	635,925
Icade	5,736	538,359
Iliad SA	3,824	384,293
Imerys SA	9,799	562,724
JCDecaux SA(a)	16,499	415,483
Klepierre	23,900	756,017
L’Air Liquide SA	73,852	8,671,539
L’Oreal SA	62,857	6,703,846
Lafarge SA	53,297	2,917,401
Lagardere SCA	32,026	1,186,076
Legrand SA	36,089	1,381,413
LVMH Moet Hennessy Louis Vuitton SA	64,291	9,779,267
M6-Metropole Television	17,686	384,940
Natixis(a)	226,572	1,000,731
Neopost SA	8,604	760,945
PagesJaunes Groupe SA	30,347	269,695
Pernod Ricard SA	51,863	4,239,118
PPR SA	20,076	3,198,792
PSA Peugeot Citroen SA(a)	40,869	1,527,938
Publicis Groupe SA	31,548	1,413,752
Renault SA(a)	50,190	2,638,219
Safran SA	44,215	1,389,135
Sanofi-Aventis	273,416	16,578,713
Schneider Electric SA	63,574	8,950,215
SCOR SE	43,498	1,016,675
SES SA FDR	77,220	1,792,291
Societe BIC SA	6,692	542,889
Societe Generale	164,910	7,664,846
Societe Television Francaise 1	32,030	467,193
Sodexo	25,095	1,586,166
STMicroelectronics NV	164,910	1,482,736

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EMU Index Fund

November 30, 2010

Suez Environnement SA	72,178	1,289,099
Technip SA	26,051	2,028,608
Thales SA	23,183	815,120
Total SA	551,373	26,782,821
Unibail-Rodamco SE	23,900	4,167,427
Vallourec SA	28,441	2,708,977
Veolia Environnement	91,776	2,423,436
Vinci SA	114,959	5,581,863
Vivendi SA	324,084	7,929,162

		253,176,627
GERMANY-26.54%
Adidas AG	54,014	3,400,322
Allianz SE Registered	118,544	13,039,582
Axel Springer AG	3,107	436,810
BASF SE	240,673	18,014,516
Bayer AG	216,534	15,770,795
Bayerische Motoren Werke AG	87,235	6,578,421
Beiersdorf AG	26,529	1,544,538
Brenntag AG(a)	5,497	485,873
Celesio AG	19,120	450,499
Commerzbank AG(a)	184,668	1,348,596
Continental AG(a)	13,145	1,023,439
Daimler AG Registered(a)	236,132	15,329,275
Deutsche Bank AG Registered	242,824	11,567,533
Deutsche Boerse AG	51,385	3,116,423
Deutsche Lufthansa AG Registered(a)	59,033	1,259,893
Deutsche Post AG Registered	221,275	3,555,911
Deutsche Telekom AG Registered	742,812	9,539,979
E.ON AG	470,113	13,527,582
Fraport AG	8,843	520,832
Fresenius Medical Care AG & Co. KGaA	51,385	2,974,616
Fresenius SE	6,931	595,570
GEA Group AG	43,150	1,040,277
Hannover Rueckversicherung AG Registered	16,730	782,058
HeidelbergCement AG	36,089	1,966,299
Henkel AG & Co. KGaA	33,221	1,687,004
Hochtief AG	11,233	834,217
Infineon Technologies AG(a)	285,127	2,540,988
K+S AG	38,240	2,559,133
Kabel Deutschland Holding AG(a)	11,950	558,146
LANXESS AG	20,076	1,418,288
Linde AG	44,215	6,193,117
MAN SE	27,724	3,266,840
Merck KGaA	16,730	1,309,745
METRO AG	33,463	2,407,150
Muenchener Rueckversicherungs-Gesellschaft AG Registered	49,712	6,924,245
Puma AG	1,434	427,383
QIAGEN NV(a)	59,511	1,086,882
RWE AG	109,745	6,851,589
Salzgitter AG	10,755	693,926
SAP AG	224,421	10,499,508
Siemens AG Registered	215,100	23,601,731
Suedzucker AG	18,403	394,557
ThyssenKrupp AG	86,851	3,326,173
TUI AG(a)	37,956	401,203
United Internet AG Registered	33,223	471,187
Volkswagen AG	8,126	1,101,171
Wacker Chemie AG	4,199	721,518

		207,145,340

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EMU Index Fund

November 30, 2010

GREECE-0.92%
Alpha Bank AE(a)	128,430	713,874
Bank of Cyprus Public Co. Ltd.	222,809	835,320
Coca-Cola Hellenic Bottling Co. SA SP ADR	48,286	1,230,327
EFG Eurobank Ergasias SA(a)	84,375	421,767
Hellenic Telecommunications Organization SA SP ADR	128,430	568,945
National Bank of Greece SA SP ADR(c)	1,254,776	2,108,024
OPAP SA	59,440	959,462
Public Power Corp. SA	27,000	376,075

		7,213,794
IRELAND-0.76%
Anglo Irish Bank Corp. Ltd.(b)	446,666	58
Bank of Ireland(a)	908,678	371,422
CRH PLC	184,269	3,214,286
Elan Corp. PLC(a)	131,693	681,439
Kerry Group PLC Class A	36,328	1,170,426
Ryanair Holdings PLC(a)	43,520	218,167
Ryanair Holdings PLC SP ADR	8,877	271,015

		5,926,813
ITALY-8.55%
A2A SpA	253,364	325,529
Assicurazioni Generali SpA	304,725	5,355,121
Atlantia SpA	58,752	1,152,559
Autogrill SpA(a)	31,309	401,451
Banca Carige SpA	157,023	306,607
Banca Monte dei Paschi di Siena SpA(a)	583,888	626,683
Banco Popolare SpA	166,014	687,766
Enel Green Power SpA(a)	392,860	777,336
Enel SpA	1,720,083	8,105,604
Eni SpA	679,955	13,719,531
Exor SpA	23,265	615,092
Fiat SpA	197,279	3,274,300
Finmeccanica SpA	106,594	1,207,894
Intesa Sanpaolo SpA	2,001,147	5,223,009
Luxottica Group SpA	28,838	766,188
Mediaset SpA	185,703	1,030,412
Mediobanca SpA(a)	120,140	991,526
Parmalat SpA	424,157	1,057,912
Pirelli & C. SpA	59,010	449,759
Prysmian SpA	43,842	699,123
Saipem SpA	68,671	2,865,922
Snam Rete Gas SpA	375,708	1,790,024
Telecom Italia SpA	2,454,052	3,031,638
Tenaris SA	125,577	2,651,480
Terna SpA	358,500	1,473,533
UniCredit SpA	3,512,344	6,817,138
Unione di Banche Italiane ScpA	159,413	1,324,988

		66,728,125
NETHERLANDS-8.35%
AEGON NV(a)	414,426	2,283,614
Akzo Nobel NV	60,470	3,261,237
ASML Holding NV	113,764	3,690,458
Corio NV	15,296	883,476
Delta Lloyd NV	16,252	291,953
Fugro NV CVA	17,136	1,157,722
Heineken Holding NV	30,114	1,215,423

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EMU Index Fund

November 30, 2010

Heineken NV	67,876	3,153,481
ING Groep NV CVA(a)	1,002,622	8,877,716
Koninklijke Ahold NV	309,505	3,750,980
Koninklijke DSM NV	39,509	1,935,085
Koninklijke KPN NV	413,948	5,919,339
Koninklijke Philips Electronics NV	257,403	6,966,193
Randstad Holding NV(a)	27,724	1,272,523
Reed Elsevier NV	180,923	2,122,003
Royal Boskalis Westminster NV CVA	18,956	814,800
Royal Vopak NV	17,686	815,350
SBM Offshore NV	46,605	929,434
TNT NV	97,895	2,342,888
Unilever NV CVA	424,703	12,013,580
Wolters Kluwer NV	76,002	1,510,746

		65,208,001
PORTUGAL-0.95%
Banco Comercial Portugues SA Registered(c)	710,534	543,863
Banco Espirito Santo SA Registered	137,786	500,422
BRISA - Auto-estradas de Portugal SA	47,839	307,573
CIMPOR - Cimentos de Portugal SGPS SA	56,404	317,925
EDP Renovaveis SA(a)	63,335	306,288
Energias de Portugal SA	498,076	1,597,584
Galp Energia SGPS SA Class B	61,184	1,027,437
Jeronimo Martins SGPS SA	58,104	824,442
Portugal Telecom SGPS SA Registered	153,121	1,949,998

		7,375,532
SPAIN-11.03%
Abertis Infraestructuras SA	77,591	1,238,815
Acciona SA	6,944	451,335
Acerinox SA	26,051	374,048
Actividades de Construcciones y Servicios SA(c)	35,274	1,553,173
Amadeus IT Holding SA Class A(a)	46,844	902,491
Banco Bilbao Vizcaya Argentaria SA	1,118,077	10,300,263
Banco de Sabadell SA(c)	258,971	1,008,312
Banco de Valencia SA(c)	53,924	227,785
Banco Popular Espanol SA	233,600	1,195,373
Banco Santander SA	2,150,283	20,433,646
Bankinter SA(c)	81,260	412,014
Criteria CaixaCorp SA(c)	216,773	1,067,503
Enagas SA	46,366	859,181
Ferrovial SA	108,189	1,029,504
Fomento de Construcciones y Contratas SA	13,492	307,795
Gas Natural SDG SA	71,222	965,144
Gestevision Telecinco SA(c)	28,441	270,342
Grifols SA	35,508	411,242
Iberdrola Renovables SA	224,756	661,514
Iberdrola SA	1,050,644	7,241,840
Iberia Lineas Aereas de Espana SA(a)	124,758	500,528
Indra Sistemas SA(c)	25,095	402,789
Industria de Diseno Textil SA	57,121	4,317,181
Mapfre SA(c)	197,470	503,059
Red Electrica Corporacion SA	29,160	1,278,649
Repsol YPF SA	190,722	4,612,898
Telefonica SA	1,079,324	23,028,104
Zardoya Otis SA	36,463	516,901

		86,071,429

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EMU Index Fund

November 30, 2010

TOTAL COMMON STOCKS
(Cost: $1,113,756,472)		760,670,690

PREFERRED STOCKS-2.26%

GERMANY-1.98%
Bayerische Motoren Werke AG	14,579	699,631
Fresenius SE	21,271	1,840,522
Henkel AG & Co. KGaA	47,561	2,925,056
Porsche Automobil Holding SE	22,480	1,695,225
ProSiebenSat.1 Media AG	18,642	495,294
RWE AG NVS	10,755	626,234
Volkswagen AG	44,693	7,202,571

		15,484,533
ITALY-0.28%
Intesa Sanpaolo SpA RNC	241,151	517,651
Telecom Italia SpA RNC	1,561,626	1,638,474

		2,156,125

TOTAL PREFERRED STOCKS
(Cost: $19,147,664)		17,640,658

RIGHTS-0.00%

SPAIN-0.00%
Gestevision Telecinco SA(a)	29,036	20,033

		20,033

TOTAL RIGHTS
(Cost: $0)		20,033

SHORT-TERM INVESTMENTS-0.92%

MONEY MARKET FUNDS-0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	6,166,311	6,166,311
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	900,311	900,311
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	108,626	108,626

		7,175,248

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EMU Index Fund

November 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,175,248)	7,175,248

TOTAL INVESTMENTS IN SECURITIES-100.63%
(Cost: $1,140,079,384)	785,506,629
Other Assets, Less Liabilities-(0.63)%	(4,898,635)

NET ASSETS-100.00%	$780,607,994

FDR	-Fiduciary Depositary Receipts
NVS	-Non-Voting Shares
SP ADR	-Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI France Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.88%

ADVERTISING-0.86%
JCDecaux SA(a)	18,231	$459,099
PagesJaunes Groupe SA	34,574	307,261
Publicis Groupe SA	33,748	1,512,340

		2,278,700
AEROSPACE & DEFENSE-1.81%
European Aeronautic Defence and Space Co. NV(a)	111,746	2,510,731
Safran SA	45,666	1,434,722
Thales SA	24,603	865,047

		4,810,500
AIRLINES-0.24%
Air France-KLM(a)	36,934	647,381

		647,381
APPAREL-0.21%
Hermes International	2,891	549,450

		549,450
AUTO MANUFACTURERS-1.63%
PSA Peugeot Citroen SA(a)	41,600	1,555,268
Renault SA(a)	52,628	2,766,372

		4,321,640
AUTO PARTS & EQUIPMENT-1.23%
Compagnie Generale des Etablissements Michelin Class B	48,321	3,278,444

		3,278,444
BANKS-10.52%
BNP Paribas	262,432	15,577,904
Credit Agricole SA	263,022	3,232,492
Natixis(a)	238,891	1,055,142
Societe Generale	173,696	8,073,210

		27,938,748
BEVERAGES-1.67%
Pernod Ricard SA	54,221	4,431,854

		4,431,854
BUILDING MATERIALS-3.20%
Compagnie de Saint-Gobain	108,973	4,896,144
Imerys SA	10,325	592,930
Lafarge SA	54,929	3,006,735

		8,495,809

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI France Index Fund

November 30, 2010

CHEMICALS-3.43%
L’Air Liquide SA	77,467	9,096,005

		9,096,005
COMMERCIAL SERVICES-0.73%
Bureau Veritas SA	13,452	983,075
Edenred SA(a)	43,306	966,243

		1,949,318
COMPUTERS-0.83%
Atos Origin SA(a)	12,390	507,247
Cap Gemini SA	40,297	1,704,315

		2,211,562
COSMETICS & PERSONAL CARE-3.55%
Christian Dior SA	17,405	2,417,496
L’Oreal SA	65,608	6,997,246

		9,414,742
ELECTRIC-1.12%
Electricite de France	70,859	2,963,692

		2,963,692
ELECTRICAL COMPONENTS & EQUIPMENT-0.62%
Legrand SA	43,247	1,655,406

		1,655,406
ENGINEERING & CONSTRUCTION-3.57%
Aeroports de Paris	8,142	625,014
Bouygues SA	63,248	2,530,918
Eiffage SA(b)	11,151	490,634
Vinci SA	120,419	5,846,975

		9,493,541
FOOD-6.84%
Carrefour SA	164,020	7,441,994
Casino Guichard-Perrachon SA	15,104	1,333,648
Danone SA	159,654	9,378,306

		18,153,948
FOOD SERVICE-0.61%
Sodexo	25,842	1,633,381

		1,633,381
GAS-4.24%
GDF Suez	338,686	11,264,594

		11,264,594
HAND & MACHINE TOOLS-3.53%
Schneider Electric SA	66,552	9,369,470

		9,369,470

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI France Index Fund

November 30, 2010

HEALTH CARE - PRODUCTS-1.31%
Essilor International SA	55,342	3,467,714

		3,467,714
HEALTH CARE - SERVICES-0.11%
BioMerieux SA	3,245	289,356

		289,356
HOLDING COMPANIES - DIVERSIFIED-3.84%
LVMH Moet Hennessy Louis Vuitton SA	67,024	10,194,982

		10,194,982
HOUSEHOLD PRODUCTS & WARES-0.22%
Societe BIC SA	7,316	593,511

		593,511
INSURANCE-3.20%
AXA	470,230	6,770,065
CNP Assurances SA	40,592	652,582
SCOR SE	46,256	1,081,137

		8,503,784
INTERNET-0.17%
Iliad SA	4,425	444,691

		444,691
INVESTMENT COMPANIES-0.20%
Eurazeo	7,871	536,689

		536,689
IRON & STEEL-2.80%
ArcelorMittal	234,997	7,428,957

		7,428,957
LODGING-0.64%
Accor SA	40,420	1,713,463

		1,713,463
MACHINERY-0.88%
ALSTOM	56,345	2,327,669

		2,327,669
MEDIA-3.89%
Lagardere SCA	32,391	1,199,593
M6-Metropole Television	17,700	385,245
Societe Television Francaise 1	32,155	469,016
Vivendi SA	338,542	8,282,898

		10,336,752

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI France Index Fund

November 30, 2010

METAL FABRICATE & HARDWARE-1.09%
Vallourec SA	30,326	2,888,521

		2,888,521
MINING-0.17%
Eramet	1,475	456,979

		456,979
OFFICE & BUSINESS EQUIPMENT-0.29%
Neopost SA	8,673	767,048

		767,048
OIL & GAS-10.93%
Compagnie Generale de Geophysique-Veritas(a)	39,235	911,162
Total SA	578,672	28,108,865

		29,020,027
OIL & GAS SERVICES-0.79%
Technip SA	26,963	2,099,626

		2,099,626
PHARMACEUTICALS-6.56%
Sanofi-Aventis	287,094	17,408,085

		17,408,085
REAL ESTATE-2.15%
Gecina SA	5,133	537,357
Klepierre	25,960	821,180
Unibail-Rodamco SE	25,016	4,362,023

		5,720,560
REAL ESTATE INVESTMENT TRUSTS-0.48%
Fonciere des Regions	7,316	666,366
Icade	6,380	598,802

		1,265,168
RETAIL-1.25%
PPR SA	20,768	3,309,051

		3,309,051
SEMICONDUCTORS-0.59%
STMicroelectronics NV	174,066	1,565,059

		1,565,059
SOFTWARE-0.42%
Dassault Systemes SA	16,225	1,113,282

		1,113,282

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI France Index Fund

November 30, 2010

TELECOMMUNICATIONS-5.60%
Alcatel-Lucent(a)	634,663	1,728,352
Eutelsat Communications	27,199	918,439
France Telecom SA	507,636	10,308,712
SES SA FDR	82,128	1,906,207

		14,861,710
TRANSPORTATION-0.42%
Groupe Eurotunnel SA	130,685	1,121,765

		1,121,765
WATER-1.44%
Suez Environnement SA	73,691	1,316,121
Veolia Environnement	95,285	2,516,095

		3,832,216

TOTAL COMMON STOCKS
(Cost: $377,608,520)		265,224,850

SHORT-TERM INVESTMENTS-0.18%

MONEY MARKET FUNDS-0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	379,650	379,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	55,431	55,431
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	46,471	46,471

		481,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $481,552)		481,552

TOTAL INVESTMENTS IN SECURITIES-100.06%
(Cost: $378,090,072)		265,706,402
Other Assets, Less Liabilities-(0.06)%		(160,263)

NET ASSETS-100.00%		$265,546,139

FDR - Fiduciary Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Germany Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-92.50%

AIRLINES-0.58%
Deutsche Lufthansa AG Registered(a)	459,903	$9,815,333

		9,815,333
APPAREL-1.77%
Adidas AG	420,063	26,444,059
Puma AG	11,454	3,413,699

		29,857,758
AUTO MANUFACTURERS-10.24%
Bayerische Motoren Werke AG	660,099	49,778,293
Daimler AG Registered(a)	1,768,398	114,801,292
Volkswagen AG	57,270	7,760,779

		172,340,364
AUTO PARTS & EQUIPMENT-0.47%
Continental AG(a)	102,588	7,987,259

		7,987,259
BANKS-5.78%
Commerzbank AG(a)(b)	1,387,677	10,133,947
Deutsche Bank AG Registered	1,827,202	87,043,372

		97,177,319
BIOTECHNOLOGY-0.52%
QIAGEN NV(a)	474,594	8,667,769

		8,667,769
BUILDING MATERIALS-0.89%
HeidelbergCement AG	275,643	15,018,332

		15,018,332
CHEMICALS-19.97%
BASF SE	1,786,824	133,744,834
Bayer AG	1,614,765	117,607,986
Brenntag AG(a)	18,426	1,628,652
K+S AG	289,089	19,346,685
LANXESS AG	143,673	10,149,914
Linde AG	340,383	47,676,847
Wacker Chemie AG	34,113	5,861,668

		336,016,586
COSMETICS & PERSONAL CARE-0.71%
Beiersdorf AG	205,176	11,945,499

		11,945,499

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Germany Index Fund

November 30, 2010

DIVERSIFIED FINANCIAL SERVICES-1.39%
Deutsche Boerse AG	385,950	23,407,291

		23,407,291
ELECTRIC-9.05%
E.ON AG	3,498,699	100,675,662
RWE AG	827,925	51,688,932

		152,364,594
ENGINEERING & CONSTRUCTION-0.72%
Fraport AG	83,166	4,898,282
Hochtief AG	97,608	7,248,839

		12,147,121
FOOD-1.32%
METRO AG	263,691	18,968,526
Suedzucker AG	153,135	3,283,186

		22,251,712
HEALTH CARE - PRODUCTS-1.67%
Fresenius Medical Care AG & Co. KGaA	392,922	22,745,782
Fresenius SE	62,001	5,327,651

		28,073,433
HOLDING COMPANIES - DIVERSIFIED-0.50%
GEA Group AG	349,347	8,422,197

		8,422,197
HOUSEHOLD PRODUCTS & WARES-0.80%
Henkel AG & Co. KGaA	266,430	13,529,647

		13,529,647
INSURANCE-9.19%
Allianz SE Registered	876,978	96,465,673
Hannover Rueckversicherung AG Registered	130,227	6,087,568
Muenchener Rueckversicherungs-Gesellschaft AG Registered	373,500	52,023,765

		154,577,006
INTERNET-0.23%
United Internet AG Registered	267,426	3,792,785

		3,792,785
IRON & STEEL-1.85%
Salzgitter AG	83,166	5,365,971
ThyssenKrupp AG	672,798	25,766,460

		31,132,431
LEISURE TIME-0.18%
TUI AG(a)	283,113	2,992,563

		2,992,563

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Germany Index Fund

November 30, 2010

MACHINERY-1.50%
MAN SE	214,389	25,262,390

		25,262,390
MANUFACTURING-10.47%
Siemens AG Registered	1,605,801	176,195,645

		176,195,645
MEDIA-0.30%
Axel Springer AG	14,193	1,995,379
Kabel Deutschland Holding AG(a)	65,238	3,047,056

		5,042,435
PHARMACEUTICALS-0.81%
Celesio AG	146,412	3,449,710
Merck KGaA	130,476	10,214,602

		13,664,312
SEMICONDUCTORS-1.15%
Infineon Technologies AG(a)	2,169,039	19,329,991

		19,329,991
SOFTWARE-4.49%
SAP AG	1,614,267	75,523,279

		75,523,279
TELECOMMUNICATIONS-4.33%
Deutsche Telekom AG Registered	5,671,971	72,845,463

		72,845,463
TRANSPORTATION-1.62%
Deutsche Post AG Registered	1,698,429	27,293,918

		27,293,918

TOTAL COMMON STOCKS
(Cost: $1,618,993,689)		1,556,674,432

PREFERRED STOCKS-6.96%

AUTO MANUFACTURERS-4.30%
Bayerische Motoren Werke AG	111,801	5,365,217
Porsche Automobil Holding SE	168,822	12,730,925
Volkswagen AG	336,897	54,293,168

		72,389,310

ELECTRIC-0.28%
RWE AG NVS	82,093	4,780,050

		4,780,050

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Germany Index Fund

November 30, 2010

HEALTH CARE - PRODUCTS-0.85%
Fresenius SE	164,838	14,262,985

		14,262,985
HOUSEHOLD PRODUCTS & WARES-1.32%
Henkel AG & Co. KGaA	359,805	22,128,422

		22,128,422
MEDIA-0.21%
ProSiebenSat.1 Media AG	130,476	3,466,578

		3,466,578

TOTAL PREFERRED STOCKS
(Cost: $90,969,459)		117,027,345

SHORT-TERM INVESTMENTS-0.71%

MONEY MARKET FUNDS-0.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	10,469,707	10,469,707
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	1,528,628	1,528,628
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	6,109	6,109

		12,004,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,004,444)		12,004,444

TOTAL INVESTMENTS IN SECURITIES-100.17%
(Cost: $1,721,967,592)		1,685,706,221
Other Assets, Less Liabilities-(0.17)%		(2,873,324)

NET ASSETS-100.00%		$1,682,832,897

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Hong Kong Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.70%

AIRLINES-1.02%
Cathay Pacific Airways Ltd.	7,155,000	$20,868,923

		20,868,923
APPAREL-0.89%
Yue Yuen Industrial (Holdings) Ltd.(a)	5,008,500	18,091,006

		18,091,006
BANKS-10.94%
Bank of East Asia Ltd. (The)	9,730,910	41,413,993
BOC Hong Kong (Holdings) Ltd.	24,327,000	83,641,537
Hang Seng Bank Ltd.	5,008,500	82,360,839
Wing Hang Bank Ltd.(a)	1,192,500	15,647,853

		223,064,222
DISTRIBUTION & WHOLESALE-6.17%
Esprit Holdings Ltd.(a)	7,584,332	36,673,256
Li & Fung Ltd.(a)	14,311,000	89,194,388

		125,867,644
DIVERSIFIED FINANCIAL SERVICES-7.40%
Hong Kong Exchanges and Clearing Ltd.(a)	6,582,600	150,798,007

		150,798,007
ELECTRIC-7.85%
CLP Holdings Ltd.	12,163,700	100,089,552
Hongkong Electric Holdings Ltd.(a)	9,301,500	59,828,852

		159,918,404
ENGINEERING & CONSTRUCTION-0.63%
Cheung Kong Infrastructure Holdings Ltd.(a)	2,862,000	12,788,550

		12,788,550
GAS-3.26%
Hong Kong and China Gas Co. Ltd. (The)(a)	27,189,883	66,384,679

		66,384,679
HOLDING COMPANIES - DIVERSIFIED-14.32%
Hutchison Whampoa Ltd.	14,310,800	143,188,163
NWS Holdings Ltd.	8,586,000	13,776,253
Swire Pacific Ltd. Class A(a)	5,008,500	77,136,698
Wharf (Holdings) Ltd. (The)	8,586,500	57,717,680

		291,818,794
INSURANCE-7.18%
AIA Group Ltd.(b)	50,657,400	146,447,320

		146,447,320

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Hong Kong Index Fund

November 30, 2010

LODGING-4.53%
Sands China Ltd.(b)	15,454,800	33,235,487
Shangri-La Asia Ltd.	8,586,000	21,604,172
SJM Holdings Ltd.	10,017,000	16,536,664
Wynn Macau Ltd.	10,303,200	20,883,296

		92,259,619
MINING-0.29%
Mongolia Energy Corp. Ltd.(b)	18,603,930	6,013,130

		6,013,130
REAL ESTATE-28.66%
Cheung Kong (Holdings) Ltd.	8,880,000	131,273,493
Hang Lung Group Ltd.(a)	5,724,000	36,744,046
Hang Lung Properties Ltd.	15,741,000	73,276,178
Henderson Land Development Co. Ltd.(a)	7,155,332	50,447,088
Hopewell Holdings Ltd.	3,577,742	11,172,309
Hysan Development Co. Ltd.	4,293,000	17,828,417
Kerry Properties Ltd.	4,293,000	21,670,511
New World Development Co. Ltd.	17,172,800	34,099,473
Sino Land Co. Ltd.(a)	17,172,000	35,911,132
Sun Hung Kai Properties Ltd.	9,140,000	151,123,988
Wheelock and Co. Ltd.	5,724,357	20,566,155

		584,112,790
REAL ESTATE INVESTMENT TRUSTS-2.20%
Link REIT (The)(a)	14,310,000	44,870,487

		44,870,487
RETAIL-0.45%
Lifestyle International Holdings Ltd.	3,577,500	9,176,798

		9,176,798
SEMICONDUCTORS-0.60%
ASM Pacific Technology Ltd.	1,287,900	12,206,247

		12,206,247
TELECOMMUNICATIONS-0.95%
Foxconn International Holdings Ltd.(a)(b)	12,879,000	9,088,347
PCCW Ltd.	25,758,000	10,182,928

		19,271,275
TRANSPORTATION-2.36%
MTR Corp. Ltd.	9,301,583	34,316,554
Orient Overseas International Ltd.	1,431,200	13,886,915

		48,203,469

TOTAL COMMON STOCKS
(Cost: $1,980,392,287)		2,032,161,364

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Hong Kong Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-4.23%

MONEY MARKET FUNDS-4.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	74,620,702	74,620,702
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	10,894,987	10,894,987
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	597,830	597,830

		86,113,519

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,113,519)		86,113,519

TOTAL INVESTMENTS IN SECURITIES-103.93%
(Cost: $2,066,505,806)		2,118,274,883
Other Assets, Less Liabilities-(3.93)%		(80,093,584)

NET ASSETS-100.00%		$2,038,181,299

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Israel Capped Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.79%

AEROSPACE & DEFENSE-1.88%
Elbit Systems Ltd.	51,014	$2,404,331

		2,404,331
BANKS-19.98%
Bank Hapoalim Ltd.(a)	1,874,454	8,768,183
Bank Leumi le-Israel	2,226,308	10,474,607
First International Bank of Israel Ltd.	28,566	419,517
Israel Discount Bank Ltd. Class A(a)	1,302,444	2,833,710
Mizrahi Tefahot Bank Ltd.	257,554	2,609,862
Union Bank of Israel(a)	87,630	432,789

		25,538,668
BIOTECHNOLOGY-0.14%
Clal Biotechnology Industries Ltd.(a)	35,696	176,490

		176,490
CHEMICALS-11.51%
Frutarom(b)	88,458	845,848
Israel Chemicals Ltd.	833,106	12,008,327
Makhteshim-Agan Industries Ltd.(a)	452,502	1,865,632

		14,719,807
COMMERCIAL SERVICES-0.70%
AL-ROV (Israel) Ltd.(a)	8,740	274,774
Nitsba Holdings 1995 Ltd.(a)	66,700	622,376

		897,150
COMPUTERS-0.30%
MATRIX IT Ltd.	76,268	388,289

		388,289
DIVERSIFIED FINANCIAL SERVICES-0.66%
FIBI Holdings Ltd.(a)	19,550	386,640
Mivtach Shamir Holdings Ltd.(a)(c)	14,910	457,802

		844,442
ELECTRICAL COMPONENTS & EQUIPMENT-0.24%
Electra (Israel) Ltd.	2,944	302,246

		302,246
ELECTRONICS-0.57%
Elron Electronic Industries Ltd.(a)	40,296	192,548
Ituran Location and Control Ltd.	35,283	536,010

		728,558

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Israel Capped Investable Market Index Fund

November 30, 2010

ENGINEERING & CONSTRUCTION-0.71%
Shikun & Binui Ltd.	397,716	913,979

		913,979
FOOD-3.13%
Blue Square-Israel Ltd.	35,834	300,257
Osem Investment Ltd.	73,692	1,157,788
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	20,470	542,898
Shufersal Ltd.	158,562	901,263
Strauss Group Ltd.	73,385	1,093,690

		3,995,896
FOREST PRODUCTS & PAPER-0.32%
Hadera Paper Ltd.(a)	5,382	407,785

		407,785
HEALTH CARE - PRODUCTS-0.43%
Given Imaging Ltd.(a)	36,984	550,586

		550,586
HOLDING COMPANIES - DIVERSIFIED-0.94%
Clal Industries and Investments Ltd.	83,996	601,930
Elco Holdings Ltd.	17,434	235,836
Granite Hacarmel Investments Ltd.	108,928	231,779
Scailex Corp. Ltd.	5,842	128,692

		1,198,237
HOME BUILDERS-0.18%
Bayside Land Corp. Ltd.	276	68,456
Property & Building Corp. Ltd.	1,886	161,261

		229,717
INSURANCE-2.30%
Clal Insurance Enterprises Holdings Ltd.	29,486	729,732
Harel Insurance Investments & Financial Services Ltd.	19,504	1,093,221
Menorah Mivtachim Holdings Ltd.(a)	52,946	666,685
Phoenix Holdings Ltd.(a)	137,311	455,960

		2,945,598
INTERNET-0.39%
Internet Gold-Golden Lines Ltd.(a)	7,314	204,880
NetVision Ltd.	24,426	290,428

		495,308
INVESTMENT COMPANIES-5.69%
Delek Group Ltd. (The)	8,142	2,130,162
Elbit Imaging Ltd.(a)	25,852	318,070
Israel Corp. Ltd. (The)(a)	4,186	4,439,870
Koor Industries Ltd.	19,964	385,326

		7,273,428

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Israel Capped Investable Market Index Fund

November 30, 2010

MACHINERY-0.83%
Ormat Industries Ltd.(b)	138,138	1,057,918

		1,057,918
MANUFACTURING-0.33%
FMS Enterprises Migun Ltd.	8,740	213,520
Plasson Industries Ltd.	9,246	210,267

		423,787
MEDIA-0.42%
Hot Telecommunication Systems Ltd.(a)	38,042	538,196

		538,196
OIL & GAS-2.24%
Delek Israeli Fuel Corp. Ltd.	4,026	129,090
Jerusalem Oil Exploration Ltd.(a)	13,386	270,523
Naphtha Israel Petroleum Corp. Ltd.(a)	65,133	275,978
Oil Refineries Ltd.	1,822,382	1,090,852
Paz Oil Co. Ltd.	6,762	1,094,205

		2,860,648
PHARMACEUTICALS-24.18%
Teva Pharmaceutical Industries Ltd.	606,372	30,920,519

		30,920,519
REAL ESTATE-4.29%
Africa Israel Investments Ltd.(a)	85,330	529,105
Africa Israel Properties Ltd.(a)	21,483	338,101
Airport City Ltd.(a)(b)	65,780	312,352
Alony Hetz Properties & Investments Ltd.	131,790	668,806
Amot Investments Ltd.	170,292	483,042
British Israel Investments Ltd.	104,742	346,671
Delek Real Estate Ltd.(a)	166,934	65,784
Electra Real Estate Ltd.(a)	20,148	151,127
Gazit Globe Ltd.(b)	126,178	1,464,928
Gazit Inc.	12,558	292,212
Jerusalem Economy Ltd.(a)	26,818	282,621
Melisron Ltd.	22,540	552,987

		5,487,736
RETAIL-0.68%
Delek Automotive Systems Ltd.	69,920	838,964
Golf & Co. Ltd.	4,232	26,472

		865,436
SEMICONDUCTORS-1.57%
Mellanox Technologies Ltd.(a)	60,214	1,445,988
Tower Semiconductor Ltd.(a)	400,798	559,177

		2,005,165
SOFTWARE-0.35%
Retalix Ltd.(a)	34,316	449,365

		449,365

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Israel Capped Investable Market Index Fund

November 30, 2010

TELECOMMUNICATIONS-14.83%
012 Smile.Communications Ltd.(a)	18,906	584,610
Alvarion Ltd.(a)	115,066	297,507
AudioCodes Ltd.(a)	70,702	311,496
Bezeq The Israel Telecommunication Corp. Ltd.	2,322,632	6,202,950
Cellcom Israel Ltd.	94,116	3,104,779
Ceragon Networks Ltd.(a)	55,936	585,677
Gilat Satellite Networks Ltd.(a)	50,770	239,973
NICE Systems Ltd.(a)	128,662	3,891,002
Partner Communications Co. Ltd.	179,492	3,678,195
Suny Electronic Inc. Ltd.(a)	5,368	69,418

		18,965,607

TOTAL COMMON STOCKS
(Cost: $138,493,284)		127,584,892

SHORT-TERM INVESTMENTS-0.81%

MONEY MARKET FUNDS-0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	900,441	900,441
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	131,469	131,469
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	5,618	5,618

		1,037,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,037,528)		1,037,528

TOTAL INVESTMENTS IN SECURITIES-100.60%
(Cost: $139,530,812)		128,622,420
Other Assets, Less Liabilities-(0.60)%		(768,796)

NET ASSETS-100.00%		$127,853,624

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Italy Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-98.16%

AEROSPACE & DEFENSE-2.37%
Finmeccanica SpA	194,733	$2,206,662

		2,206,662
AUTO MANUFACTURERS-4.96%
Fiat SpA	277,980	4,613,719

		4,613,719
AUTO PARTS & EQUIPMENT-0.73%
Pirelli & C. SpA	88,900	677,573

		677,573
BANKS-22.76%
Banca Carige SpA	392,427	766,262
Banca Monte dei Paschi di Siena SpA(a)	1,113,552	1,195,167
Banco Popolare SpA	382,694	1,585,431
Intesa Sanpaolo SpA	2,483,411	6,481,722
UniCredit SpA	4,528,559	8,789,518
Unione di Banche Italiane ScpA	284,499	2,364,662

		21,182,762
COMMERCIAL SERVICES-2.75%
Atlantia SpA	130,270	2,555,554

		2,555,554
DIVERSIFIED FINANCIAL SERVICES-2.05%
Mediobanca SpA	231,666	1,911,961

		1,911,961
ELECTRIC-15.57%
A2A SpA	1,002,819	1,288,449
Enel SpA	2,067,630	9,743,361
Terna SpA	841,074	3,457,044

		14,488,854
ELECTRICAL COMPONENTS & EQUIPMENT-1.29%
Prysmian SpA	75,334	1,201,308

		1,201,308
ENERGY-ALTERNATE SOURCES-1.11%
Enel Green Power SpA(a)	520,433	1,029,760

		1,029,760
FOOD-2.35%
Parmalat SpA	875,980	2,184,827

		2,184,827

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Italy Index Fund

November 30, 2010

GAS-1.59%
Snam Rete Gas SpA	310,534	1,479,509

		1,479,509
HEALTH CARE-PRODUCTS-1.70%
Luxottica Group SpA	59,600	1,583,495

		1,583,495
HOLDING COMPANIES-DIVERSIFIED-0.89%
Exor SpA	31,275	826,865

		826,865
INSURANCE-4.68%
Assicurazioni Generali SpA	248,132	4,360,577

		4,360,577
MEDIA-1.93%
Mediaset SpA	323,967	1,797,598

		1,797,598
METAL FABRICATE & HARDWARE-4.07%
Tenaris SA	179,217	3,784,055

		3,784,055
OIL & GAS-18.65%
Eni SpA	860,432	17,361,036

		17,361,036
OIL & GAS SERVICES-4.45%
Saipem SpA	99,225	4,141,065

		4,141,065
RETAIL-0.87%
Autogrill SpA(a)	62,839	805,736

		805,736
TELECOMMUNICATIONS-3.39%
Telecom Italia SpA	2,554,983	3,156,324

		3,156,324

TOTAL COMMON STOCKS
(Cost: $149,360,466)		91,349,240

PREFERRED STOCKS-1.69%

BANKS-0.37%
Intesa Sanpaolo SpA RNC	158,998	341,302

		341,302

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Italy Index Fund

November 30, 2010

TELECOMMUNICATIONS-1.32%
Telecom Italia SpA RNC	1,175,224	1,233,057

		1,233,057

TOTAL PREFERRED STOCKS
(Cost: $2,151,683)		1,574,359

SHORT-TERM INVESTMENTS-0.06%

MONEY MARKET FUNDS-0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	50,382	50,382

		50,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,382)		50,382

TOTAL INVESTMENTS IN SECURITIES-99.91%
(Cost: $151,562,531)		92,973,981
Other Assets, Less Liabilities-0.09%		85,745

NET ASSETS-100.00%		$93,059,726

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Japan Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.21%

ADVERTISING-0.23%
Dentsu Inc.	261,200	$7,040,583
Hakuhodo DY Holdings Inc.	45,710	2,291,775

		9,332,358
AGRICULTURE-0.66%
Japan Tobacco Inc.	7,836	26,696,841

		26,696,841
AIRLINES-0.12%
All Nippon Airways Co. Ltd.(a)	1,308,000	4,621,798

		4,621,798
APPAREL-0.18%
ASICS Corp.	653,000	7,163,746

		7,163,746
AUTO MANUFACTURERS-9.50%
Fuji Heavy Industries Ltd.	1,306,000	9,665,990
Hino Motors Ltd.	653,000	3,219,398
Honda Motor Co. Ltd.	2,873,200	103,239,012
Isuzu Motors Ltd.	1,959,000	8,722,777
Mazda Motor Corp.	2,612,000	7,265,083
Mitsubishi Motors Corp.(a)	6,530,000	8,808,523
Nissan Motor Co. Ltd.	4,375,100	40,998,609
Suzuki Motor Corp.	587,700	14,199,652
Toyota Motor Corp.	4,832,200	185,742,915

		381,861,959
AUTO PARTS & EQUIPMENT-2.53%
Aisin Seiki Co. Ltd.	326,700	10,580,603
Bridgestone Corp.	1,110,100	20,434,215
Denso Corp.	848,900	27,695,400
JTEKT Corp.	326,500	3,613,053
NGK Spark Plug Co. Ltd.	428,000	6,151,510
NHK Spring Co. Ltd.	653,000	6,563,519
NOK Corp.	195,900	3,694,903
Stanley Electric Co. Ltd.	262,400	4,686,050
Sumitomo Rubber Industries Inc.	326,500	3,309,043
Toyoda Gosei Co. Ltd.	130,600	2,979,308
Toyota Boshoku Corp.	130,600	2,285,539
Toyota Industries Corp.	326,500	9,615,322

		101,608,465
BANKS-8.67%
77 Bank Ltd. (The)	653,000	3,110,266
Aozora Bank Ltd.	1,306,000	2,229,414
Bank of Kyoto Ltd. (The)	653,000	5,760,618
Bank of Yokohama Ltd. (The)	1,959,000	9,471,111
Chiba Bank Ltd. (The)	1,306,000	7,592,480
Chuo Mitsui Trust Holdings Inc.	1,959,000	6,898,711

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

Fukuoka Financial Group Inc.	1,312,000	5,043,142
Gunma Bank Ltd. (The)	653,000	3,258,374
Hachijuni Bank Ltd. (The)	653,000	3,375,302
Hiroshima Bank Ltd. (The)	653,000	2,603,581
Hokuhoku Financial Group Inc.	2,617,000	4,779,766
Iyo Bank Ltd. (The)	653,000	4,638,116
Joyo Bank Ltd. (The)	1,306,000	5,503,378
Mitsubishi UFJ Financial Group Inc.	22,397,980	105,880,388
Mizuho Financial Group Inc.	35,327,300	56,088,467
Mizuho Trust & Banking Co. Ltd.(a)	2,612,000	2,338,546
Nishi-Nippon City Bank Ltd. (The)	1,306,000	3,601,361
Resona Holdings Inc.(b)	1,044,800	6,373,318
Sapporo Hokuyo Holdings Inc.	587,700	2,434,426
Senshu Ikeda Holdings Inc.(b)	1,110,100	1,510,701
Seven Bank Ltd.	1,306	2,357,254
Shinsei Bank Ltd.(a)(b)	1,306,000	1,138,092
Shizuoka Bank Ltd. (The)	1,306,000	10,975,576
Sumitomo Mitsui Financial Group Inc.	2,350,800	72,092,697
Sumitomo Trust and Banking Co. Ltd. (The)	2,612,000	13,844,193
Suruga Bank Ltd.	653,000	5,589,125

		348,488,403
BEVERAGES-0.94%
Asahi Breweries Ltd.	653,000	12,706,100
Coca-Cola West Co. Ltd.	130,600	2,173,289
ITO EN Ltd.	130,600	2,103,132
Kirin Holdings Co. Ltd.	1,306,000	18,178,298
Sapporo Holdings Ltd.	653,000	2,642,557

		37,803,376
BUILDING MATERIALS-1.27%
Asahi Glass Co. Ltd.	1,959,000	21,818,634
Daikin Industries Ltd.	391,800	14,054,662
JS Group Corp.	457,100	8,430,458
Nippon Sheet Glass Co. Ltd.	1,306,000	3,055,700
Rinnai Corp.	65,300	3,788,445

		51,147,899
CHEMICALS-3.29%
Asahi Kasei Corp.	1,959,000	11,645,959
Daicel Chemical Industries Ltd.	653,000	4,443,237
Denki Kagaku Kogyo K.K.	653,000	2,899,797
Hitachi Chemical Co. Ltd.	195,900	3,627,085
JSR Corp.	326,500	5,538,456
Kaneka Corp.	653,000	3,889,782
Mitsubishi Chemical Holdings Corp.	2,285,500	13,123,141
Mitsubishi Gas Chemical Co. Inc.	653,000	3,998,914
Mitsui Chemicals Inc.	1,306,000	3,991,119
Nissan Chemical Industries Ltd.	130,600	1,565,267
Nitto Denko Corp.	261,200	10,835,263
Shin-Etsu Chemical Co. Ltd.	718,300	35,070,395
Showa Denko K.K.	2,612,000	5,331,885
Sumitomo Chemical Co. Ltd.	2,612,000	11,193,840
Taiyo Nippon Sanso Corp.	653,000	5,121,416
Tokuyama Corp.	653,000	3,227,193
Tosoh Corp.	653,000	1,831,861
Ube Industries Ltd.	1,959,000	4,981,103

		132,315,713

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

COMMERCIAL SERVICES-0.95%
Benesse Holdings Inc.	130,600	5,971,088
Dai Nippon Printing Co. Ltd.	1,306,000	16,432,183
Kamigumi Co. Ltd.	653,000	5,027,874
Toppan Printing Co. Ltd.	1,308,000	10,929,927

		38,361,072
COMPUTERS-0.92%
Fujitsu Ltd.	3,265,000	20,929,987
Itochu Techno-Solutions Corp.	65,300	2,350,239
OBIC Co. Ltd.	6,530	1,178,627
TDK Corp.	195,900	12,604,763

		37,063,616
COSMETICS & PERSONAL CARE-1.11%
Kao Corp.	979,500	24,578,119
Shiseido Co. Ltd.	587,700	12,270,351
Unicharm Corp.	195,900	7,647,045

		44,495,515
DISTRIBUTION & WHOLESALE-4.65%
Canon Marketing Japan Inc.	65,300	918,269
Hitachi High-Technologies Corp.	130,600	2,757,925
ITOCHU Corp.	2,612,000	24,196,156
Marubeni Corp.	2,612,000	16,931,073
Mitsubishi Corp.	2,350,800	59,380,360
Mitsui & Co. Ltd.	3,069,100	47,884,848
Sojitz Corp.	2,024,300	3,914,726
Sumitomo Corp.	1,959,000	25,536,923
Toyota Tsusho Corp.	326,500	5,296,807

		186,817,087
DIVERSIFIED FINANCIAL SERVICES-1.85%
AEON Credit Service Co. Ltd.	130,670	1,684,656
Credit Saison Co. Ltd.	261,200	4,143,904
Daiwa Securities Group Inc.	2,612,000	11,848,633
Mitsubishi UFJ Lease & Finance Co. Ltd.	104,480	3,816,507
Mizuho Securities Co. Ltd.	653,000	1,527,850
Nomura Holdings Inc.	6,203,500	35,694,007
ORIX Corp.	182,840	15,605,897

		74,321,454
ELECTRIC-4.69%
Chubu Electric Power Co. Inc.	1,175,400	27,753,864
Chugoku Electric Power Co. Inc. (The)	522,400	10,395,617
Electric Power Development Co. Ltd.	195,900	5,972,646
Hokkaido Electric Power Co. Inc.	326,500	6,462,182
Hokuriku Electric Power Co.	326,500	7,888,695
Kansai Electric Power Co. Inc. (The)	1,306,000	31,383,288
Kyushu Electric Power Co. Inc.	653,000	14,467,805
Shikoku Electric Power Co. Inc.	326,500	9,490,599
Tohoku Electric Power Co. Inc.	783,600	17,043,323
Tokyo Electric Power Co. Inc. (The)	2,481,400	57,762,087

		188,620,106

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

ELECTRICAL COMPONENTS & EQUIPMENT-4.58%
Brother Industries Ltd.	391,800	5,556,385
Casio Computer Co. Ltd.	391,800	2,923,183
Furukawa Electric Co. Ltd.	1,306,000	5,565,739
GS Yuasa Corp.(b)	653,000	4,373,081
Hitachi Ltd.	7,836,000	37,042,569
Mitsubishi Electric Corp.	3,265,000	32,310,911
Nidec Corp.	195,900	19,597,016
Sharp Corp.	1,959,000	18,825,295
Sumitomo Electric Industries Ltd.	1,306,000	17,071,386
Toshiba Corp.	7,183,000	37,385,556
Ushio Inc.	195,900	3,372,183

		184,023,304
ELECTRONICS-5.54%
Advantest Corp.	261,200	5,369,302
Fanuc Ltd.	326,500	46,731,945
Hamamatsu Photonics K.K.	65,300	2,142,888
Hirose Electric Co. Ltd.	65,300	6,446,592
Hoya Corp.	783,600	18,465,159
IBIDEN Co. Ltd.	195,900	5,378,656
Keyence Corp.	65,351	16,476,222
Kyocera Corp.	261,200	26,628,244
Mabuchi Motor Co. Ltd.	65,300	3,137,549
Minebea Co. Ltd.	653,000	3,866,396
Mitsumi Electric Co. Ltd.	130,600	2,366,609
Murata Manufacturing Co. Ltd.	326,500	19,916,617
NEC Corp.	4,817,000	13,283,120
NGK Insulators Ltd.	653,000	9,704,966
Nippon Electric Glass Co. Ltd.	653,500	9,166,318
Omron Corp.	326,500	8,044,598
Secom Co. Ltd.	391,800	17,422,168
Yaskawa Electric Corp.	653,000	5,651,486
Yokogawa Electric Corp.	326,500	2,248,902

		222,447,737
ENGINEERING & CONSTRUCTION-0.77%
JGC Corp.	653,000	12,635,944
Kajima Corp.	1,306,000	3,258,374
Obayashi Corp.	1,306,000	5,425,427
Shimizu Corp.	1,306,000	5,238,343
Taisei Corp.	1,959,000	4,419,852

		30,977,940
ENTERTAINMENT-0.39%
Oriental Land Co. Ltd.	65,300	5,908,726
Sankyo Co. Ltd.	130,600	6,906,506
Toho Co. Ltd.	195,900	2,871,735

		15,686,967
ENVIRONMENTAL CONTROL-0.14%
Kurita Water Industries Ltd.	195,900	5,633,557

		5,633,557
FOOD-1.13%
Ajinomoto Co. Inc.	1,306,000	12,877,593
Kikkoman Corp.	653,000	7,023,433

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

Meiji Holdings Co. Ltd.	130,628	5,676,088
Nippon Meat Packers Inc.	653,000	7,802,949
Nisshin Seifun Group Inc.	328,500	3,976,352
Nissin Foods Holdings Co. Ltd.	130,600	4,499,363
Yakult Honsha Co. Ltd.	130,600	3,702,698

		45,558,476
FOREST PRODUCTS & PAPER-0.26%
Nippon Paper Group Inc.	196,800	4,670,388
Oji Paper Co. Ltd.	1,306,000	5,955,497

		10,625,885
GAS-0.88%
Osaka Gas Co. Ltd.	3,265,000	12,199,415
Toho Gas Co. Ltd.	653,000	3,086,881
Tokyo Gas Co. Ltd.	4,571,000	19,916,617

		35,202,913
HAND & MACHINE TOOLS-0.84%
Fuji Electric Holdings Co. Ltd.	653,000	1,746,114
Makita Corp.	195,900	7,074,102
SMC Corp.	130,600	20,735,108
THK Co. Ltd.	196,500	4,069,804

		33,625,128
HEALTH CARE-PRODUCTS-0.54%
Sysmex Corp.	65,300	4,162,612
Terumo Corp.	326,500	17,363,704

		21,526,316
HOME BUILDERS-0.27%
Sekisui Chemical Co. Ltd.	653,000	4,482,213
Sekisui House Ltd.	653,000	6,197,147

		10,679,360
HOME FURNISHINGS-2.79%
Panasonic Corp.	3,460,915	49,742,648
Sony Corp.	1,763,100	62,530,382

		112,273,030
HOUSEWARES-0.11%
TOTO Ltd.	653,000	4,349,696

		4,349,696
INSURANCE-2.76%
Dai-ichi Life Insurance Co. Ltd. (The)	13,818	19,827,189
MS&AD Insurance Group Holdings Inc.	915,140	20,963,992
NKSJ Holdings Inc.(a)	2,624,800	17,546,711
Sony Financial Holdings Inc.	1,306	4,716,068
T&D Holdings Inc.	489,750	11,113,940
Tokio Marine Holdings Inc.	1,306,000	36,902,256

		111,070,156

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

INTERNET-2.03%
Dena Co. Ltd.	130,600	3,810,271
Gree Inc.	130,600	1,590,211
Matsui Securities Co. Ltd.	195,900	1,220,721
Rakuten Inc.	13,060	9,993,387
SoftBank Corp.	1,436,600	49,733,079
Trend Micro Inc.	195,900	6,045,141
Yahoo! Japan Corp.	25,467	9,120,330

		81,513,140
IRON & STEEL-2.23%
Daido Steel Co. Ltd.	653,000	3,500,024
JFE Holdings Inc.	783,650	24,893,072
Kobe Steel Ltd.	4,571,000	10,367,554
Nippon Steel Corp.	9,142,000	30,229,605
Nisshin Steel Co. Ltd.	1,306,000	2,385,317
Sumitomo Metal Industries Ltd.	5,877,000	14,241,745
Tokyo Steel Manufacturing Co. Ltd.	195,900	1,980,749
Yamato Kogyo Co. Ltd.	65,300	1,874,734

		89,472,800
LEISURE TIME-0.53%
Sega Sammy Holdings Inc.	326,500	5,495,583
Shimano Inc.	130,600	6,290,689
Yamaha Corp.	261,200	3,065,054
Yamaha Motor Co. Ltd.(a)	457,100	6,547,929

		21,399,255
MACHINERY-0.58%
Amada Co. Ltd.	653,000	4,458,828
Hitachi Construction Machinery Co. Ltd.	130,600	2,974,630
IHI Corp.	1,959,000	4,045,685
Japan Steel Works Ltd. (The)	653,000	6,407,616
Nabtesco Corp.	65,300	1,204,351
Sumitomo Heavy Industries Ltd.	653,000	4,006,709

		23,097,819
MACHINERY - CONSTRUCTION & MINING-1.12%
Komatsu Ltd.	1,632,500	45,172,914

		45,172,914
MACHINERY - DIVERSIFIED-0.44%
Kubota Corp.	1,959,000	17,726,179

		17,726,179
MANUFACTURING-2.14%
FUJIFILM Holdings Corp.	783,600	26,303,966
Kawasaki Heavy Industries Ltd.	2,612,000	8,075,779
Konica Minolta Holdings Inc.	979,500	10,079,133
Mitsubishi Heavy Industries Ltd.	5,224,000	18,770,729
Nikon Corp.	587,700	11,533,709
Olympus Corp.	391,800	11,014,552

		85,777,868

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

MEDIA-0.15%
Fuji Media Holdings Inc.	853	1,192,387
Jupiter Telecommunications Co. Ltd.	4,571	4,649,030

		5,841,417
METAL FABRICATE & HARDWARE-0.24%
Maruichi Steel Tube Ltd.	65,300	1,249,563
NSK Ltd.	653,000	5,503,378
NTN Corp.	653,000	2,969,954

		9,722,895
MINING-0.82%
Dowa Holdings Co. Ltd.	685,200	4,057,052
Mitsubishi Materials Corp.(a)	1,959,000	6,056,834
Mitsui Mining & Smelting Co. Ltd.	1,306,000	3,959,938
Sumitomo Metal Mining Co. Ltd.	1,227,000	19,056,070

		33,129,894
OFFICE & BUSINESS EQUIPMENT-2.91%
Canon Inc.	2,024,350	95,333,183
Ricoh Co. Ltd.	1,306,000	18,412,152
Seiko Epson Corp.	195,900	3,215,501

		116,960,836
OIL & GAS-1.54%
Cosmo Oil Co. Ltd.	1,306,000	3,694,903
Idemitsu Kosan Co. Ltd.	65,300	6,072,424
INPEX Corp.	3,265	16,779,068
Japan Petroleum Exploration Co. Ltd.	65,300	2,280,862
JX Holdings Inc.	3,852,795	23,824,135
Showa Shell Sekiyu K.K.	326,500	2,712,713
TonenGeneral Sekiyu K.K.	653,000	6,431,002

		61,795,107
PACKAGING & CONTAINERS-0.12%
Toyo Seikan Kaisha Ltd.	261,200	4,695,800

		4,695,800
PHARMACEUTICALS-4.78%
Alfresa Holdings Corp.	65,300	2,704,918
Astellas Pharma Inc.	783,630	28,063,627
Chugai Pharmaceutical Co. Ltd.	391,800	7,067,086
Daiichi Sankyo Co. Ltd.	1,175,469	25,412,133
Dainippon Sumitomo Pharma Co. Ltd.	261,200	2,260,594
Eisai Co. Ltd.	457,100	15,709,573
Hisamitsu Pharmaceutical Co. Inc.	65,300	2,595,786
Kyowa Hakko Kirin Co. Ltd.	653,000	6,563,519
Medipal Holdings Corp.	261,200	2,806,255
Miraca Holdings Inc.	65,300	2,316,720
Mitsubishi Tanabe Pharma Corp.	653,000	10,274,012
Ono Pharmaceutical Co. Ltd.	130,600	5,768,414
Santen Pharmaceutical Co. Ltd.	130,600	4,488,449
Shionogi & Co. Ltd.	522,400	9,541,268
Suzuken Co. Ltd.	130,600	3,811,830
Takeda Pharmaceutical Co. Ltd.	1,306,000	60,646,293
Tsumura & Co.	66,100	2,027,898

		192,058,375

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

REAL ESTATE-2.55%
AEON Mall Co. Ltd.	195,900	4,352,034
Daito Trust Construction Co. Ltd.	130,600	8,075,779
Daiwa House Industry Co. Ltd.	653,000	7,366,420
Mitsubishi Estate Co. Ltd.	1,959,000	33,020,270
Mitsui Fudosan Co. Ltd.	1,412,000	24,980,112
Nomura Real Estate Holdings Inc.	195,900	2,869,396
NTT Urban Development Corp.	2,612	2,294,893
Sumitomo Realty & Development Co. Ltd.	653,000	14,046,866
Tokyo Tatemono Co. Ltd.	653,000	2,564,606
Tokyu Land Corp.	653,000	2,923,183

		102,493,559
REAL ESTATE INVESTMENT TRUSTS-0.61%
Japan Prime Realty Investment Corp.	1,306	3,308,263
Japan Real Estate Investment Corp.	653	6,290,689
Japan Retail Fund Investment Corp.	2,612	4,200,029
Nippon Building Fund Inc.	653	6,368,640
Nomura Real Estate Office Fund Inc.	653	4,147,021

		24,314,642
RETAIL-2.98%
ABC-Mart Inc.	65,300	2,211,485
AEON Co. Ltd.	1,044,800	12,734,163
Citizen Holdings Co. Ltd.	391,800	2,385,317
FamilyMart Co. Ltd.	130,600	4,440,119
Fast Retailing Co. Ltd.	65,300	10,320,783
Isetan Mitsukoshi Holdings Ltd.	653,060	7,476,239
J. Front Retailing Co. Ltd.	653,000	3,632,542
Lawson Inc.	130,600	5,784,004
Marui Group Co. Ltd.	391,800	3,171,068
McDonald’s Holdings Co. (Japan) Ltd.	130,600	3,244,343
Nitori Holdings Co. Ltd.	65,300	5,745,028
Seven & I Holdings Co. Ltd.	1,306,080	31,884,130
Shimamura Co. Ltd.	65,300	5,955,497
Takashimaya Co. Ltd.	653,000	5,448,812
UNY Co. Ltd.	326,500	2,950,466
USS Co. Ltd.	45,710	3,306,704
Yamada Denki Co. Ltd.	143,660	9,123,448

		119,814,148
SEMICONDUCTORS-1.01%
Elpida Memory Inc.(a)(b)	326,500	3,885,884
Rohm Co. Ltd.	196,300	11,833,771
Shinko Electric Industries Co. Ltd.	130,600	1,453,017
Sumco Corp.(a)	195,900	3,100,912
Tokyo Electron Ltd.	326,552	20,465,536

		40,739,120
SHIPBUILDING-0.08%
Mitsui Engineering & Shipbuilding Co. Ltd.	1,306,000	3,008,929

		3,008,929

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

SOFTWARE-0.23%
Konami Corp.	130,600	2,436,765
Nomura Research Institute Ltd.	130,600	2,631,644
Oracle Corp. Japan	65,300	2,880,309
Square Enix Holdings Co. Ltd.	65,300	1,248,004

		9,196,722
STORAGE & WAREHOUSING-0.10%
Mitsubishi Logistics Corp.	319,000	4,040,337

		4,040,337
TELECOMMUNICATIONS-3.04%
KDDI Corp.	5,224	29,839,847
Nippon Telegraph and Telephone Corp.	914,200	41,361,084
NTT Data Corp.	1,959	6,344,475
NTT DoCoMo Inc.	27,426	44,460,437

		122,005,843
TEXTILES-0.76%
Kuraray Co. Ltd.	587,700	8,103,062
Teijin Ltd.	1,959,000	7,904,286
Toray Industries Inc.	2,612,000	14,561,346

		30,568,694
TOYS, GAMES & HOBBIES-1.40%
Namco Bandai Holdings Inc.	326,598	3,146,288
Nintendo Co. Ltd.	195,900	53,155,151

		56,301,439
TRANSPORTATION-4.14%
Central Japan Railway Co.	2,612	20,142,676
East Japan Railway Co.	587,700	35,078,190
Hankyu Hanshin Holdings Inc.	1,964,800	8,912,785
Kawasaki Kisen Kaisha Ltd.	1,306,000	5,441,017
Keihin Electric Express Railway Co. Ltd.	657,000	5,772,377
Keio Corp.	1,306,000	8,824,114
Kintetsu Corp.(b)	3,269,000	9,755,879
Mitsui O.S.K. Lines Ltd.	1,959,000	13,446,640
Nippon Express Co. Ltd.	1,306,000	5,207,163
Nippon Yusen K.K.	2,612,000	11,380,924
Odakyu Electric Railway Co. Ltd.	653,000	5,947,702
Tobu Railway Co. Ltd.	1,306,000	7,093,590
Tokyu Corp.	1,959,000	8,652,620
West Japan Railway Co.	3,265	11,431,592
Yamato Holdings Co. Ltd.	718,300	9,080,574

		166,167,843
VENTURE CAPITAL-0.12%
SBI Holdings Inc.	33,956	4,620,967

		4,620,967

TOTAL COMMON STOCKS
(Cost: $5,197,112,640)		3,986,036,415

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-0.55%

MONEY MARKET FUNDS-0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	19,086,261	19,086,261
BlackRock Cash Funds: Prime SL Agency Shares
0.25%(c)(d)(e)	2,786,687	2,786,687
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	422,175	422,175

		22,295,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,295,123)		22,295,123

TOTAL INVESTMENTS IN SECURITIES-99.76%
(Cost: $5,219,407,763)		4,008,331,538
Other Assets, Less Liabilities-0.24%		9,531,012

NET ASSETS-100.00%		$4,017,862,550

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.22%

ADVERTISING-0.39%
Asatsu-DK Inc.	3,600	$88,829
Moshi Moshi Hotline Inc.	2,700	61,690

		150,519
AEROSPACE & DEFENSE-0.17%
Japan Aviation Electronics Industry Ltd.	9,000	65,107

		65,107
AGRICULTURE-0.33%
Hokuto Corp.	2,700	60,465
Sakata Seed Corp.	5,400	68,008

		128,473
AIRLINES-0.03%
Skymark Airlines Inc.	900	10,260

		10,260
APPAREL-1.35%
Descente Ltd.	9,000	44,801
Gunze Ltd.	18,000	63,173
Japan Wool Textile Co. Ltd. (The)	9,000	68,330
Katakura Industries Co. Ltd.	3,600	32,833
Onward Holdings Co. Ltd.	9,000	76,603
Sanyo Shokai Ltd.	9,000	36,314
Shikibo Ltd.	9,000	12,677
Tokyo Style Co. Ltd.	9,000	64,999
Wacoal Holdings Corp.	9,000	121,726

		521,456
AUTO MANUFACTURERS-0.60%
Kanto Auto Works Ltd.	5,400	39,064
Nissan Shatai Co. Ltd.	9,000	71,016
ShinMaywa Industries Ltd.	18,000	71,983
Toyota Auto Body Co. Ltd.	2,700	47,799

		229,862
AUTO PARTS & EQUIPMENT-4.39%
Aisan Industry Co. Ltd.	2,700	21,240
Akebono Brake Industry Co. Ltd.	7,200	41,943
Calsonic Kansei Corp.(a)	18,000	62,314
Exedy Corp.	3,600	111,176
FCC Co. Ltd.	4,500	98,788
Futaba Industrial Co. Ltd.(a)	6,300	42,867
Kayaba Industry Co. Ltd.	18,000	119,040
Keihin Corp.	4,500	98,090
Musashi Seimitsu Industry Co. Ltd.	2,700	66,364
Nifco Inc.	4,500	118,396
Nissin Kogyo Co. Ltd.	4,500	76,442
Press Kogyo Co. Ltd.(a)	9,000	37,710
Riken Corp.	9,000	34,058

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

Sanden Corp.	18,000	62,743
Sanoh Industrial Co. Ltd.	900	7,252
Showa Corp.(a)	6,300	42,416
T.RAD Co. Ltd.	9,000	30,942
Tachi-S Co. Ltd.	1,800	27,762
Takata Corp.	3,600	100,131
Teikoku Piston Ring Co. Ltd.	1,800	16,395
Tokai Rika Co. Ltd.	5,400	97,596
Topre Corp.	6,300	43,845
Toyo Tire & Rubber Co. Ltd.	18,000	38,892
TS Tech Co. Ltd.	5,400	98,305
Unipres Corp.	3,600	63,173
Yokohama Rubber Co. Ltd. (The)	27,000	135,371

		1,693,251
BANKS-8.26%
Aichi Bank Ltd. (The)	900	51,731
Akita Bank Ltd. (The)	27,000	73,809
Aomori Bank Ltd. (The)	18,000	45,553
Awa Bank Ltd. (The)	27,000	162,767
Bank of Iwate Ltd. (The)	1,800	80,255
Bank of Nagoya Ltd. (The)	18,000	51,355
Bank of Okinawa Ltd. (The)	2,700	106,201
Bank of Saga Ltd. (The)	18,000	45,124
Bank of the Ryukyus Ltd.	4,500	50,119
Chiba Kogyo Bank Ltd. (The)(a)	4,500	23,045
Daishi Bank Ltd. (The)	36,000	102,710
Ehime Bank Ltd. (The)	18,000	46,628
Eighteenth Bank Ltd. (The)	18,000	47,487
FIDEA Holdings Co. Ltd.	12,600	27,375
Fukui Bank Ltd. (The)	27,000	81,867
Higashi-Nippon Bank Ltd. (The)	18,000	32,446
Higo Bank Ltd. (The)	18,000	84,875
Hokkoku Bank Ltd. (The)	27,000	94,437
Hokuetsu Bank Ltd. (The)	27,000	49,314
Hyakugo Bank Ltd. (The)	27,000	105,073
Hyakujushi Bank Ltd. (The)	27,000	97,660
Juroku Bank Ltd. (The)	36,000	104,429
Kagoshima Bank Ltd. (The)	18,000	109,586
Kansai Urban Banking Corp.	27,000	40,289
Keiyo Bank Ltd. (The)	27,000	126,346
Kiyo Holdings Inc.	72,000	93,685
Mie Bank Ltd. (The)	18,000	45,124
Minato Bank Ltd. (The)	18,000	28,578
Miyazaki Bank Ltd. (The)	18,000	43,405
Musashino Bank Ltd. (The)	3,600	101,592
Nanto Bank Ltd. (The)	27,000	129,891
Ogaki Kyoritsu Bank Ltd. (The)	27,000	75,421
Oita Bank Ltd. (The)	18,000	61,024
San-in Godo Bank Ltd. (The)	18,000	118,825
Shiga Bank Ltd. (The)	27,000	137,627
Shikoku Bank Ltd. (The)	18,000	51,785
Shimizu Bank Ltd. (The)	900	37,657
Tochigi Bank Ltd. (The)	9,000	43,297
Toho Bank Ltd. (The)	27,000	79,289
Tokyo Tomin Bank Ltd. (The)	3,600	36,958
TOMONY Holdings Inc.(a)	9,000	31,157
Towa Bank Ltd. (The)	18,000	16,116
Tsukuba Bank Ltd.(a)	6,300	19,328
Yachiyo Bank Ltd. (The)	1,800	39,967
Yamagata Bank Ltd. (The)	18,000	80,363
Yamanashi Chuo Bank Ltd. (The)	18,000	73,917

		3,185,487

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

BEVERAGES-0.64%
Kagome Co. Ltd.(b)	8,100	142,913
Takara Holdings Inc.	18,000	105,288

		248,201
BIOTECHNOLOGY-0.10%
OncoTherapy Science Inc.(a)	9	18,769
Takara Bio Inc.(a)	9	20,327

		39,096
BUILDING MATERIALS-1.46%
Central Glass Co. Ltd.	18,000	75,851
Chofu Seisakusho Co. Ltd.	2,700	56,856
Nichias Corp.	9,000	43,082
Nichiha Corp.	900	6,940
Sanwa Holdings Corp.	27,000	80,255
Sumitomo Osaka Cement Co. Ltd.	45,000	99,379
Taiheiyo Cement Corp.(a)	72,000	88,528
Takara Standard Co. Ltd.	18,000	113,454

		564,345
CHEMICALS-6.72%
Adeka Corp.	10,800	108,168
Aica Kogyo Co. Ltd.	8,100	90,408
Arisawa Manufacturing Co. Ltd.	2,700	14,182
C. Uyemura & Co. Ltd.	900	33,682
Chugoku Marine Paints Ltd.	9,000	66,611
Dai Nippon Toryo Co. Ltd.(a)	9,000	9,669
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,000	39,429
Daiso Co. Ltd.	9,000	24,818
DIC Corp.	72,000	142,676
Earth Chemical Co. Ltd.	1,800	59,950
Fujimi Inc.	2,700	40,128
Ishihara Sangyo Kaisha Ltd.(a)	45,000	35,991
Lintec Corp.	5,400	126,024
Nihon Nohyaku Co. Ltd.	9,000	43,082
Nihon Parkerizing Co. Ltd.(b)	9,000	117,966
Nippon Carbon Co. Ltd.	18,000	52,000
Nippon Kayaku Co. Ltd.	18,000	170,610
Nippon Paint Co. Ltd.	27,000	200,800
Nippon Shokubai Co. Ltd.	9,000	84,768
Nippon Soda Co. Ltd.	18,000	71,768
Nippon Synthetic Chemical Industry Co. Ltd. (The)	9,000	52,214
NOF Corp.	18,000	78,214
Sakai Chemical Industry Co. Ltd.	9,000	37,388
Stella Chemifa Corp.	900	35,991
Sumitomo Bakelite Co. Ltd.	27,000	139,883
T. Hasegawa Co. Ltd.	900	13,806
Taiyo Ink Manufacturing Co. Ltd.	1,800	52,107
Takasago International Corp.	9,000	51,892
Tanaka Chemical Corp.	900	15,363
Toagosei Co. Ltd.	27,000	116,354
Tokai Carbon Co. Ltd.	18,000	99,487
Tokyo Ohka Kogyo Co. Ltd.	5,400	99,788
Toyo Ink Manufacturing Co. Ltd.	27,000	120,867
Zeon Corp.	18,000	144,825

		2,590,909

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

COMMERCIAL SERVICES-1.88%
Aeon Delight Co. Ltd.	1,800	32,339
Daiseki Co. Ltd.	3,660	68,639
Future Architect Inc.	18	7,392
Kyodo Printing Co. Ltd.	9,000	19,446
Kyoritsu Maintenance Co. Ltd.	900	12,398
Meitec Corp.(a)	4,500	100,937
Nichii Gakkan Co.	5,400	45,123
Nishio Rent All Co. Ltd.	2,700	15,310
PARK24 Co. Ltd.	11,700	111,734
Pasona Group Inc.	36	25,828
Pronexus Inc.	1,800	8,294
So-net M3 Inc.	9	45,338
Sohgo Security Services Co. Ltd.	7,200	75,722
Temp Holdings Co. Ltd.	900	7,789
TKC Corp.	2,700	51,280
Toppan Forms Co. Ltd.	7,200	68,502
Zenrin Co. Ltd.	2,700	28,105

		724,176
COMPUTERS-0.74%
CSK Holdings Corp.(a)	8,100	33,166
DTS Corp.	3,600	40,396
Ferrotec Corp.	1,800	21,402
Ines Corp.	2,700	16,470
Japan Digital Laboratory Co. Ltd.	900	9,046
Melco Holdings Inc.	900	29,878
Net One Systems Co. Ltd.	54	70,651
NS Solutions Corp.	2,700	52,601
Roland DG Corp.	900	12,624

		286,234
COSMETICS & PERSONAL CARE-1.19%
Aderans Holdings Co. Ltd.(a)	3,600	45,081
Dr. Ci:Labo Co. Ltd.	9	32,124
Fancl Corp.	5,400	74,260
Kose Corp.	3,600	82,168
Lion Corp.	18,000	95,404
Mandom Corp.	2,700	69,393
Pigeon Corp.	1,800	60,251

		458,681
DISTRIBUTION & WHOLESALE-2.29%
Doshisha Co. Ltd.	2,700	58,081
Hakuto Co. Ltd.	900	7,789
Hanwa Co. Ltd.	27,000	102,495
Inaba Denki Sangyo Co. Ltd.	2,700	66,718
Inabata & Co. Ltd.	1,800	9,132
Itochu Enex Co. Ltd.	10,800	50,023
Iwatani Corp.	27,000	76,710
Japan Pulp & Paper Co. Ltd.	18,000	57,586
JFE Shoji Holdings Inc.	18,000	73,272
Kanematsu Corp.(a)	54,000	46,413
Matsuda Sangyo Co. Ltd.	1,860	29,553
Nagase & Co. Ltd.	9,000	100,346
Nippon Gas Co. Ltd.	5,400	69,297

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

Paltac Corp.	900	16,803
Ryoyo Electro Corp.	900	8,745
Ship Healthcare Holdings Inc.	3,600	41,299
Sumikin Bussan Corp.	9,000	18,909
Trusco Nakayama Corp.	2,700	41,997
Yuasa Trading Co. Ltd.(a)	9,000	8,273

		883,441
DIVERSIFIED FINANCIAL SERVICES-2.71%
Acom Co. Ltd.	2,610	30,503
AIFUL Corp.(a)(b)	13,050	11,216
Cedyna Financial Corp.(a)	16,200	27,461
Century Tokyo Leasing Corp.	6,380	94,135
Fuyo General Lease Co. Ltd.	1,800	52,795
GCA Savvian Group Corp.(a)	9	7,757
Hitachi Capital Corp.	4,500	61,400
IBJ Leasing Co. Ltd.	2,700	62,657
Ichiyoshi Securities Co. Ltd.	5,400	35,325
Iwai Cosmo Holdings Inc.	900	5,694
Jaccs Co. Ltd.	18,000	39,967
Japan Securities Finance Co. Ltd.	9,900	65,354
Kenedix Inc.(a)	234	55,365
Marusan Securities Co. Ltd.	8,100	45,929
Mizuho Investors Securities Co. Ltd.(a)	36,000	33,520
Okasan Securities Group Inc.	18,000	63,603
Orient Corp.(a)(b)	27,000	19,339
Osaka Securities Exchange Co. Ltd.	27	133,598
Promise Co. Ltd.	7,650	43,012
Ricoh Leasing Co. Ltd.	2,700	69,297
SPARX Group Co. Ltd.(a)	81	7,523
Tokai Tokyo Financial Holdings Inc.	18,000	65,966
Toyo Securities Co. Ltd.	9,000	13,859

		1,045,275
ELECTRIC-0.21%
Okinawa Electric Power Co. Inc. (The)	1,800	81,760

		81,760
ELECTRICAL COMPONENTS & EQUIPMENT-1.46%
Fujikura Ltd.	36,000	159,007
Funai Electric Co. Ltd.	1,800	61,110
Hitachi Cable Ltd.	18,000	47,487
Icom Inc.	900	22,411
Nippon Signal Co. Ltd. (The)	4,500	31,479
NPC Inc.	900	18,855
Sinfonia Technology Co. Ltd.	18,000	38,677
SWCC Showa Holdings Co. Ltd.(a)	18,000	18,050
Takaoka Electric Manufacturing Co. Ltd.	9,000	35,991
Tokyo Rope Manufacturing Co. Ltd.	18,000	53,289
Toshiba Tec Corp.	18,000	75,636

		561,992
ELECTRONICS-6.43%
Alps Electric Co. Ltd.	18,000	177,271
Anritsu Corp.	18,000	124,627
Chiyoda Integre Co. Ltd.	2,700	32,908
CMK Corp.	5,400	24,173
Cosel Co. Ltd.	4,500	61,454
Dai-ichi Seiko Co. Ltd.	900	42,867

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

Dainippon Screen Manufacturing Co. Ltd.(a)	27,000	175,982
Eizo Nanao Corp.	2,700	54,825
Enplas Corp.	900	12,678
FDK Corp.(a)	9,000	12,570
Fujitsu General Ltd.	9,000	47,810
Furuno Electric Co. Ltd.	3,600	15,127
Futaba Corp.	4,500	77,784
HORIBA Ltd.	3,600	95,834
Hosiden Corp.	7,200	72,542
IDEC Corp.	900	7,327
JEOL Ltd.	9,000	29,975
Kaga Electronics Co. Ltd.	4,500	50,495
Koa Corp.	5,400	53,439
Kuroda Electric Co. Ltd.	3,600	43,920
Macnica Inc.	2,700	61,239
Meiko Electronics Co. Ltd.	900	17,727
Micronics Japan Co. Ltd.	1,800	19,618
Nichicon Corp.	8,100	97,564
Nihon Dempa Kogyo Co. Ltd.	1,800	30,555
Nippon Ceramic Co. Ltd.	900	13,312
Nippon Chemi-Con Corp.(a)	18,000	77,140
Nissha Printing Co. Ltd.	2,700	59,209
Nitto Kogyo Corp.	3,600	37,087
Ryosan Co. Ltd.	5,400	129,891
Sanshin Electronics Co. Ltd.	3,600	28,063
Sanyo Denki Co. Ltd.	9,000	42,330
SATO Corp.	900	10,787
Shinko Shoji Co. Ltd.	1,800	13,623
Star Micronics Co. Ltd.	5,400	53,310
Taiyo Yuden Co. Ltd.	9,000	119,578
Tamura Corp.	9,000	24,173
TOKO Inc.(a)	9,000	13,752
Tokyo Seimitsu Co. Ltd.	4,500	65,214
Toyo Corp.	4,500	42,491
ULVAC Inc.	3,600	84,918
Wacom Co. Ltd.	45	62,367
Yamatake Corp.	7,200	164,164

		2,481,720
ENERGY-ALTERNATE SOURCES-0.02%
Japan Wind Development Co. Ltd.(a)	9	7,370

		7,370
ENGINEERING & CONSTRUCTION-3.65%
Chudenko Corp.	3,600	38,548
COMSYS Holdings Corp.	12,600	120,480
Hibiya Engineering Ltd.	900	7,585
Japan Airport Terminal Co. Ltd.	4,500	66,235
Kandenko Co. Ltd.	9,000	54,363
Kyowa Exeo Corp.	9,000	80,041
Maeda Corp.	18,000	53,933
Maeda Road Construction Co. Ltd.	9,000	66,181
MIRAIT Holdings Corp.(a)	3,600	24,711
Nippo Corp.	9,000	58,553
Nippon Road Co. Ltd. (The)	9,000	20,306
Nishimatsu Construction Co. Ltd.	36,000	44,694
Okumura Corp.	18,000	65,107
Penta-Ocean Construction Co. Ltd.	31,500	48,508
Shinko Plantech Co. Ltd.	4,500	37,281
SHO-BOND Holdings Co. Ltd.	3,600	71,854
Taihei Kogyo Co. Ltd.	9,000	39,214

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

Taikisha Ltd.	4,500	72,735
Takasago Thermal Engineering Co. Ltd.	9,000	68,008
Takuma Co. Ltd.(a)	9,000	24,496
Toa Corp.	18,000	20,198
Toda Corp.	27,000	94,759
Tokyu Construction Co. Ltd.	11,340	33,030
Toshiba Plant Systems & Services Corp.	9,000	111,949
Toyo Construction Co. Ltd.	45,000	23,636
Toyo Engineering Corp.	18,000	61,669

		1,408,074
ENTERTAINMENT-0.74%
Avex Group Holdings Inc.	4,500	64,731
Resorttrust Inc.	4,500	70,210
Shochiku Co. Ltd.	9,000	54,685
Toei Co. Ltd.	9,000	38,462
Tokyotokeiba Co. Ltd.	18,000	26,215
Yomiuri Land Co. Ltd.	9,000	30,190

		284,493
ENVIRONMENTAL CONTROL-0.14%
Asahi Holdings Inc.	2,700	53,181

		53,181
FOOD-3.74%
Ariake Japan Co. Ltd.	2,700	40,547
Ezaki Glico Co. Ltd.	9,000	102,925
Fuji Oil Co. Ltd.	8,100	109,844
House Foods Corp.	7,200	113,281
Itoham Foods Inc.	18,000	58,016
J-Oil Mills Inc.	9,000	24,173
Kato Sangyo Co. Ltd.	2,700	40,869
Kewpie Corp.	10,800	131,374
Maruha Nichiro Holdings Inc.	45,000	71,446
MEGMILK SNOW BRAND Co. Ltd.	4,500	76,334
Mitsui Sugar Co. Ltd.	9,000	32,876
Morinaga & Co. Ltd.	36,000	80,363
Morinaga Milk Industry Co. Ltd.	27,000	104,751
Nichirei Corp.	36,000	153,420
Nippon Beet Sugar Manufacturing Co. Ltd.	18,000	42,975
Nippon Flour Mills Co. Ltd.	18,000	82,512
Nippon Suisan Kaisha Ltd.	26,100	76,957
Nisshin OilliO Group Ltd. (The)	18,000	79,288
Prima Meat Packers Ltd.	18,000	19,768

		1,441,719
FOREST PRODUCTS & PAPER-1.24%
Daio Paper Corp.	9,000	56,082
Hokuetsu Kishu Paper Co. Ltd.	13,500	71,392
Mitsubishi Paper Mills Ltd.(a)	45,000	49,421
Rengo Co. Ltd.	27,000	168,891
Sumitomo Forestry Co. Ltd.	17,100	133,706

		479,492
GAS-0.06%
Shizuoka Gas Co. Ltd.	4,500	24,173

		24,173

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

HAND & MACHINE TOOLS-1.42%
DISCO Corp.	2,700	157,127
Hitachi Koki Co. Ltd.	6,300	53,772
Meidensha Corp.	18,000	76,710
Mori Seiki Co. Ltd.	10,800	110,875
OSG Corp.	9,900	105,181
Union Tool Co.	1,800	44,694

		548,359
HEALTH CARE-PRODUCTS-1.35%
Aloka Co. Ltd.	900	11,506
AS ONE Corp.	900	15,772
Hogy Medical Co. Ltd.	1,800	79,611
Nakanishi Inc.	900	94,115
Nihon Kohden Corp.	4,500	87,239
Nipro Corp.	6,300	122,962
Paramount Bed Co. Ltd.	2,700	69,458
Topcon Corp.	7,200	40,396

		521,059
HEALTH CARE-SERVICES-0.14%
Ain Pharmaciez Inc.	900	30,533
Message Co. Ltd.	9	24,700

		55,233
HOME BUILDERS-0.52%
Haseko Corp.(a)	126,000	112,809
PanaHome Corp.	9,000	52,429
Token Corp.	1,080	33,907

		199,145
HOME FURNISHINGS-1.53%
Alpine Electronics Inc.	5,400	72,649
Canon Electronics Inc.	2,700	69,942
Daiwa Industries Ltd.	9,000	41,686
Foster Electric Co. Ltd.	2,700	66,944
France Bed Holdings Co. Ltd.	18,000	22,132
Hoshizaki Electric Co. Ltd.	1,800	31,715
Juki Corp.(a)	18,000	31,801
JVC KENWOOD Holdings Inc.(a)(b)	7,740	31,507
Nidec Sankyo Corp.	9,000	70,264
Noritz Corp.	3,600	56,039
Pioneer Corp.(a)	24,300	94,566

		589,245
HOUSEHOLD PRODUCTS & WARES-0.12%
Pilot Corp.	27	44,479

		44,479
HOUSEWARES-0.34%
Noritake Co. Ltd.	18,000	56,297
Sangetsu Co. Ltd.	3,600	74,518

		130,815

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

INTERNET-1.63%
Access Co. Ltd.	27	38,065
CyberAgent Inc.	63	117,096
Digital Garage Inc.(a)	9	18,372
Dwango Co. Ltd.	9	16,889
En-Japan Inc.	18	22,691
GMO Internet Inc.	6,300	25,194
Gourmet Navigator Inc.(b)	18	25,699
Internet Initiative Japan Inc.	18	41,428
kabu.com Securities Co. Ltd.	9,000	34,058
Kakaku.com Inc.	18	87,883
Macromill Inc.	9	16,706
Mixi Inc.(b)	9	45,607
Monex Group Inc.	126	33,572
So-net Entertainment Corp.	18	50,173
Start Today Co. Ltd.	9	29,287
VeriSign Japan K.K.	36	14,547
Zappallas Inc.	9	13,075

		630,342
IRON & STEEL-1.24%
Aichi Steel Corp.	18,000	108,941
Godo Steel Ltd.	18,000	36,099
Kyoei Steel Ltd.	1,800	24,646
Mitsubishi Steel Manufacturing Co. Ltd.	18,000	46,413
Nakayama Steel Works Ltd.(a)	18,000	22,562
Nippon Metal Industry Co. Ltd.(a)	18,000	22,991
Nippon Yakin Kogyo Co. Ltd.(a)	13,500	37,710
Sanyo Special Steel Co. Ltd.	9,000	46,413
TOPY Industries Ltd.	27,000	61,884
Yodogawa Steel Works Ltd.	18,000	69,404

		477,063
LEISURE TIME-1.51%
Accordia Golf Co. Ltd.	63	55,652
Daiichikosho Co. Ltd.	5,400	95,791
Fields Corp.	18	23,722
GLOBERIDE Inc.	9,000	9,884
H.I.S. Co. Ltd.	2,700	54,019
Heiwa Corp.	5,400	75,872
Mars Engineering Corp.	900	14,246
Mizuno Corp.	9,000	39,215
PGM Holdings K.K.	63	40,536
Roland Corp.	2,700	28,976
Round One Corp.(b)	5,400	27,396
Tokyo Dome Corp.	18,000	46,198
Universal Entertainment Corp.(a)	2,700	68,975

		580,482
LODGING-0.11%
Fujita Kanko Inc.	9,000	41,041

		41,041
MACHINERY-4.30%
Aida Engineering Ltd.	9,900	36,872
Chugai Ro Co. Ltd.	9,000	30,082
CKD Corp.	8,100	61,207
Daifuku Co. Ltd.	9,000	54,685

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

Daihen Corp.	18,000	77,784
Ebara Corp.(a)	45,000	191,775
Fuji Machine Manufacturing Co. Ltd.	4,500	76,818
Furukawa Co. Ltd.(a)	36,000	39,967
Harmonic Drive Systems Inc.	9	39,591
Iseki & Co. Ltd.(a)(b)	18,000	44,909
Komori Corp.	7,200	72,799
Makino Milling Machine Co. Ltd.(a)	9,000	66,181
Max Co. Ltd.	9,000	93,793
Miura Co. Ltd.	3,600	86,938
Modec Inc.	2,700	45,349
Nippon Sharyo Ltd.	9,000	40,289
Nippon Thompson Co. Ltd.	9,000	65,966
Obara Corp.	1,800	18,372
Okuma Corp.(a)	18,000	120,329
Shima Seiki Manufacturing Ltd.	2,700	58,983
Sintokogio Ltd.	7,200	55,953
Tadano Ltd.	18,000	82,727
Toshiba Machine Co. Ltd.	18,000	82,297
Toyo Kanetsu K.K.	18,000	28,578
Tsubakimoto Chain Co.	18,000	85,090

		1,657,334
MACHINERY-DIVERSIFIED-0.08%
Torishima Pump Manufacturing Co. Ltd.	1,800	31,458

		31,458
MANUFACTURING-1.84%
Achilles Corp.	9,000	12,248
Amano Corp.	9,000	78,751
Glory Ltd.	7,200	171,040
Japan Cash Machine Co. Ltd.	900	6,425
JSP Corp.	900	11,840
Kureha Corp.	18,000	101,420
Nikkiso Co. Ltd.	9,000	72,950
Nippon Valqua Industries Ltd.	9,000	25,785
Nitta Corp.	3,600	61,712
Shin-Etsu Polymer Co. Ltd.	900	4,899
Tamron Co. Ltd.	1,800	35,024
Tenma Corp.	3,600	37,345
Tokai Rubber Industries Ltd.	3,600	42,201
Toyo Tanso Co. Ltd.	900	49,045

		710,685
MEDIA-0.41%
Gakken Holdings Co. Ltd.	9,000	17,405
Kadokawa Group Holdings Inc.	2,700	65,751
SKY Perfect JSAT Holdings Inc.	180	60,573
Tohokushinsha Film Corp.	900	3,986
USEN Corp.(a)	11,880	9,218

		156,933
METAL FABRICATE & HARDWARE-1.76%
Kitz Corp.	9,000	38,892
Misumi Group Inc.	9,000	203,486
Mitsui High-Tech Inc.(a)	900	4,835
Nachi-Fujikoshi Corp.(a)	27,000	81,867
Neturen Co. Ltd.	5,400	40,160
Oiles Corp.	4,580	75,176

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

Onoken Co. Ltd.	1,800	14,461
Ryobi Ltd.(a)	18,000	73,272
Tocalo Co. Ltd.	1,800	30,233
Toho Zinc Co. Ltd.	18,000	81,867
Yamazen Corp.	8,100	36,163

		680,412
MINING-1.56%
Nippon Coke & Engineering Co. Ltd.	18,000	31,157
Nippon Denko Co. Ltd.	9,000	66,396
Nippon Light Metal Co. Ltd.(a)	63,000	112,809
Nittetsu Mining Co. Ltd.	9,000	33,091
OSAKA Titanium technologies Co. Ltd.	1,800	82,619
Pacific Metals Co. Ltd.	18,000	136,230
Sumitomo Light Metal Industries Ltd.(a)	45,000	48,884
Toho Titanium Co. Ltd.	3,600	91,751

		602,937
OFFICE & BUSINESS EQUIPMENT-0.07%
Riso Kagaku Corp.	1,800	28,557

		28,557
OFFICE FURNISHINGS-0.34%
Kokuyo Co. Ltd.	10,800	82,899
Okamura Corp.	9,000	50,173

		133,072
OIL & GAS-0.07%
AOC Holdings Inc.(a)	5,400	26,558

		26,558
PACKAGING & CONTAINERS-0.39%
FP Corp.	1,800	94,007
Fuji Seal International Inc.	2,700	56,211

		150,218
PHARMACEUTICALS-3.15%
EPS Co. Ltd.	18	40,138
Fuso Pharmaceutical Industries Ltd.	9,000	24,818
Kaken Pharmaceutical Co. Ltd.	9,000	98,520
Kissei Pharmaceutical Co. Ltd.	900	16,330
Kobayashi Pharmaceutical Co. Ltd.	3,600	157,288
KYORIN Holdings Inc.	9,000	143,428
Mochida Pharmaceutical Co. Ltd.	9,000	91,859
Nichi-Iko Pharmaceutical Co. Ltd.	2,700	94,437
Nippon Shinyaku Co. Ltd.	9,000	117,214
Rohto Pharmaceutical Co. Ltd.	9,000	98,520
Sawai Pharmaceutical Co. Ltd.	1,800	153,635
Seikagaku Corp.	4,500	46,467
Taiko Pharmaceutical Co. Ltd.(b)	900	13,698
Toho Holdings Co. Ltd.	4,500	56,082
Towa Pharmaceutical Co. Ltd.	900	50,334
Vital KSK Holdings Inc.	1,800	12,592

		1,215,360

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

REAL ESTATE-1.33%
Airport Facilities Co. Ltd.	1,800	7,005
Arnest One Corp.	4,500	49,797
Daibiru Corp.	6,300	47,305
Daikyo Inc.(a)(b)	27,000	46,090
Goldcrest Co. Ltd.	2,160	46,181
Heiwa Real Estate Co. Ltd.	22,500	60,702
Hulic Co. Ltd.	6,300	46,778
Iida Home Max Co. Ltd.	900	8,584
Leopalace21 Corp.(a)(b)	14,400	25,957
Sankei Building Co. Ltd. (The)	3,600	19,468
Shoei Co. Ltd.	3,600	27,719
Sumitomo Real Estate Sales Co. Ltd.	900	39,000
TOC Co. Ltd.	9,000	37,710
Toho Real Estate Co. Ltd.	1,800	10,507
Tokyu Livable Inc.	2,700	30,716
Touei Housing Corp.	900	10,840

		514,359
REAL ESTATE INVESTMENT TRUSTS-5.42%
Advance Residence Investment Corp.(a)	99	177,389
BLife Investment Corp.	9	57,586
DA Office Investment Corp.	27	84,220
Frontier Real Estate Investment Corp.	18	152,561
Fukuoka REIT Corp.	9	59,198
Global One Real Estate Investment Corp. Ltd.	9	76,280
Hankyu REIT Inc.	9	42,760
Heiwa Real Estate REIT Inc.	36	21,960
Industrial & Infrastructure Fund Investment Corp.	9	40,181
Japan Excellent Inc.	18	106,792
Japan Logistics Fund Inc.	18	152,990
Japan Rental Housing Investments Inc.	72	26,086
Kenedix Realty Investment Corp.	27	108,297
MID REIT Inc.	18	47,380
Mori Hills REIT Investment Corp.	18	57,414
MORI TRUST Sogo REIT Inc.	9	80,470
Nippon Accommodations Fund Inc.	18	114,958
Nippon Commercial Investment Corp.(c)	27	31,071
Nomura Real Estate Residential Fund Inc.	9	43,136
ORIX JREIT Inc.	27	150,197
Premier Investment Corp.	18	87,346
Sekisui House SI Investment Corp.	9	35,401
TOKYU REIT Inc.	18	104,859
Top REIT Inc.	18	107,007
United Urban Investment Corp.	108	124,670

		2,090,209
RETAIL-9.57%
Alpen Co. Ltd.	1,800	29,932
Aoki Holdings Inc.	3,600	56,813
Aoyama Trading Co. Ltd.	7,200	125,057
Arc Land Sakamoto Co. Ltd.	900	9,863
Arcs Co. Ltd.	3,600	49,335
Askul Corp.	2,700	53,665
Autobacs Seven Co. Ltd.	3,600	129,784
Belluna Co. Ltd.	3,150	14,891
Best Denki Co. Ltd.(a)	9,000	27,396
BIC Camera Inc.	81	32,489
Cawachi Ltd.	1,800	33,886
Chiyoda Co. Ltd.	3,600	42,072

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

Circle K Sunkus Co. Ltd.	6,300	87,314
cocokara fine HOLDINGS Inc.	900	17,738
Colowide Co. Ltd.	4,500	22,401
Culture Convenience Club Co. Ltd.(b)	10,800	53,890
Daiei Inc. (The)(a)	8,100	31,232
DCM Holdings Co. Ltd.	9,000	47,165
Don Quijote Co. Ltd.	5,400	155,676
Doutor Nichires Holdings Co. Ltd.	4,500	57,210
Duskin Co. Ltd.	6,300	111,380
EDION Corp.	9,000	70,586
Fuji Co. Ltd.	1,800	34,423
GEO Corp.	45	47,702
Gulliver International Co. Ltd.	450	20,494
H2O Retailing Corp.	9,000	62,528
Heiwado Co. Ltd.	4,500	54,148
Honeys Co. Ltd.	2,340	33,129
Izumi Co. Ltd.	6,300	85,434
Izumiya Co. Ltd.	9,000	33,735
Jipangu Holdings Inc.(a)	72	4,487
Joshin Denki Co. Ltd.	9,000	83,693
K’s Holdings Corp.	5,400	140,463
Kappa Create Co. Ltd.	450	10,045
Kasumi Co. Ltd.	900	4,641
Keiyo Co. Ltd.(b)	4,500	22,025
Kisoji Co. Ltd.	3,600	69,490
Kohnan Shoji Co. Ltd.	2,700	29,814
Kojima Co. Ltd.	1,800	10,593
Komeri Co. Ltd.	3,600	74,948
Kura Corp.	900	14,386
Maruetsu Inc. (The)	9,000	32,768
Matsumotokiyoshi Co. Ltd.	4,500	90,677
Matsuya Co. Ltd.(a)(b)	3,600	24,281
Megane Top Co. Ltd.	1,800	17,147
MOS Food Services Inc.	3,600	63,173
Nishimatsuya Chain Co. Ltd.	6,300	60,541
Nissen Holdings Co. Ltd.	6,300	27,751
Pal Co. Ltd.	450	15,933
Parco Co. Ltd.	5,400	44,737
Paris Miki Holdings Inc.	4,500	38,301
Plenus Co. Ltd.	3,600	51,956
Point Inc.	1,620	71,070
Ringer Hut Co. Ltd.	1,800	20,649
Ryohin Keikaku Co. Ltd.	2,700	105,557
Saint Marc Holdings Co. Ltd.	900	33,252
Saizeriya Co. Ltd.	3,600	65,622
San-A & Co. Ltd.	900	32,553
Sankyo-Tateyama Holdings Inc.(a)	45,000	52,644
Seiko Holdings Corp.(a)	9,000	31,909
Senshukai Co. Ltd.	5,400	31,071
Shimachu Co. Ltd.	5,400	107,265
Sugi Holdings Co. Ltd.	3,600	80,793
Sundrug Co. Ltd.	3,600	97,768
Toridoll Corp.	9	12,119
Tsuruha Holdings Inc.	1,800	77,892
United Arrows Ltd.	900	12,742
Valor Co. Ltd.	4,500	34,434
Watami Co. Ltd.	3,600	66,525
Xebio Co. Ltd.	2,700	54,406
Yoshinoya Holdings Co. Ltd.	54	63,753
Zensho Co. Ltd.	8,100	74,164

		3,689,406

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

SEMICONDUCTORS-0.41%
Megachips Corp.	1,800	31,673
Mimasu Semiconductor Industry Co. Ltd.	2,700	26,430
Sanken Electric Co. Ltd.	9,000	38,140
Shindengen Electric Manufacturing Co. Ltd.(a)	9,000	40,289
Shinkawa Ltd.	900	9,379
THine Electronics Inc.	9	12,312

		158,223
SHIPBUILDING-0.50%
Hitachi Zosen Corp.	94,500	131,986
Namura Shipbuilding Co. Ltd.	5,400	25,914
Sasebo Heavy Industries Co. Ltd.	18,000	33,950

		191,850
SOFTWARE-1.12%
Capcom Co. Ltd.	5,400	82,318
Fuji Soft Inc.	3,600	52,773
NEC Mobiling Ltd.	900	23,206
Nihon Unisys Ltd.	7,200	47,616
NSD Co. Ltd.	4,500	46,413
Obic Business Consultants Co. Ltd.	900	42,169
Simplex Technology Inc.	27	12,925
Sumisho Computer Systems Corp.	2,700	39,322
Tecmo Koei Holdings Co. Ltd.	5,400	34,358
Trans Cosmos Inc.	3,600	30,985
Works Applications Co. Ltd.	45	21,488

		433,573
STORAGE & WAREHOUSING-0.50%
Mitsui-Soko Co. Ltd.	18,000	68,115
Shibusawa Warehouse Co. Ltd. (The)	9,000	30,620
Sumitomo Warehouse Co. Ltd. (The)	18,000	92,396

		191,131
TELECOMMUNICATIONS-1.35%
AIPHONE Co. Ltd.	900	13,644
Denki Kogyo Co. Ltd.	9,000	37,603
Hikari Tsushin Inc.	2,700	57,339
Hitachi Kokusai Electric Inc.	9,000	82,297
IT Holdings Corp.	9,048	106,606
Japan Radio Co. Ltd.(b)	9,000	27,826
MTI Ltd.	9	14,977
Oki Electric Industry Co. Ltd.(a)	90,000	77,355
Okinawa Cellular Telephone Co.	18	35,024
Telepark Corp.	27	41,030
Uniden Corp.(a)	9,000	26,000

		519,701
TEXTILES-1.05%
Daiwabo Holdings Co. Ltd.	18,000	49,636
Kurabo Industries Ltd.	27,000	46,413
Nitto Boseki Co. Ltd.	36,000	86,809
Seiren Co. Ltd.	7,200	47,702
Toyobo Co. Ltd.	72,000	121,189
Unitika Ltd.(a)	63,000	53,396

		405,145

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

TOYS, GAMES & HOBBIES-0.52%
Sanrio Co. Ltd.	5,400	131,116
Tomy Co. Ltd.	9,000	68,652

		199,768
TRANSPORTATION-2.46%
Daiichi Chuo Kisen Kaisha(a)	9,000	22,884
Fukuyama Transporting Co. Ltd.	18,000	88,098
Hitachi Transport System Ltd.	5,400	78,708
Iino Kaiun Kaisha Ltd.	10,800	47,057
Inui Steamship Co. Ltd.	2,700	16,083
Kintetsu World Express Inc.	1,800	45,962
Nippon Konpo Unyu Soko Co. Ltd.	9,000	96,371
Nishi-Nippon Railroad Co. Ltd.	36,000	149,982
Sankyu Inc.	27,000	106,363
Seino Holdings Co. Ltd.	18,000	112,809
Shinwa Kaiun Kaisha Ltd.	9,000	22,347
Sotetsu Holdings Inc.	45,000	139,131
Yusen Air & Sea Service Co. Ltd.	1,800	22,992

		948,787
VENTURE CAPITAL-0.17%
JAFCO Co. Ltd.	2,700	64,656

		64,656

TOTAL COMMON STOCKS
(Cost: $39,922,101)		38,266,342

SHORT-TERM INVESTMENTS-1.51%

MONEY MARKET FUNDS-1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	504,661	504,661
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	73,683	73,683
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	6,779	6,779

		585,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $585,123)		585,123

TOTAL INVESTMENTS IN SECURITIES-100.73%
(Cost: $40,507,224)		38,851,465
Other Assets, Less Liabilities-(0.73)%		(283,291)

NET ASSETS-100.00%		$38,568,174

(a)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Japan Small Cap Index Fund

November 30, 2010

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Malaysia Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.42%

AGRICULTURE-11.27%
British American Tobacco (Malaysia) Bhd	1,227,200	$17,147,868
Genting Plantations Bhd	2,076,800	5,573,102
IOI Corp. Bhd	31,340,830	57,388,102
Kuala Lumpur Kepong Bhd	4,531,200	28,925,293

		109,034,365
AIRLINES-1.54%
AirAsia Bhd(a)	11,611,200	9,714,185
Malaysian Airline System Bhd(a)	7,835,200	5,169,871

		14,884,056
AUTO MANUFACTURERS-1.23%
UMW Holdings Bhd	5,380,800	11,857,296

		11,857,296
BANKS-29.47%
Alliance Financial Group Bhd	8,684,800	8,636,818
AMMB Holdings Bhd	16,992,037	32,455,193
CIMB Group Holdings Bhd	37,854,464	100,865,565
Hong Leong Bank Bhd	4,436,800	12,844,658
Malayan Banking Bhd	29,924,820	80,397,859
Public Bank Bhd Foreign	9,912,000	39,741,878
RHB Capital Bhd	4,059,200	10,175,232

		285,117,203
BUILDING MATERIALS-0.79%
Lafarge Malayan Cement Bhd	3,209,660	7,620,093

		7,620,093
CHEMICALS-0.03%
Petronas Chemicals Group Bhd(a)	194,500	328,516

		328,516
COMMERCIAL SERVICES-2.01%
PLUS Expressways Bhd	14,065,600	19,449,827

		19,449,827
DIVERSIFIED FINANCIAL SERVICES-1.34%
Bursa Malaysia Bhd	3,020,800	7,476,897
Hong Leong Financial Group Bhd	1,982,400	5,538,829

		13,015,726
ELECTRIC-6.75%
Tenaga Nasional Bhd	18,408,050	49,398,082
YTL Power International Bhd	20,390,475	15,900,386

		65,298,468

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Malaysia Index Fund

November 30, 2010

ENGINEERING & CONSTRUCTION-1.83%
Gamuda Bhd	15,198,400	17,705,476

		17,705,476
ENTERTAINMENT-0.87%
Berjaya Sports Toto Bhd	6,324,850	8,386,541

		8,386,541
FOOD-2.26%
PPB Group Bhd	3,870,466	21,848,124

		21,848,124
GAS-1.68%
Petronas Gas Bhd	4,625,600	16,268,093

		16,268,093
HOLDING COMPANIES - DIVERSIFIED-11.97%
Berjaya Corp. Bhd	15,764,800	5,474,753
IJM Corp. Bhd	10,100,840	18,304,285
MMC Corp. Bhd	7,174,400	6,206,111
Sime Darby Bhd	25,393,625	69,586,950
YTL Corp. Bhd	6,230,421	16,207,946

		115,780,045
LODGING-9.82%
Genting Bhd	20,862,400	66,522,570
Genting Malaysia Bhd	27,753,600	28,476,464

		94,999,034
OIL & GAS-0.87%
Petronas Dagangan Bhd	2,360,000	8,419,258

		8,419,258
REAL ESTATE-0.98%
SP Setia Bhd	5,758,400	9,526,130

		9,526,130
RETAIL-0.74%
Parkson Holdings Bhd	4,153,671	7,212,373

		7,212,373
TELECOMMUNICATIONS-10.98%
Axiata Group Bhd(a)	23,788,800	34,397,065
DiGi.Com Bhd	3,304,000	25,514,077
Maxis Communications Bhd	21,145,600	35,314,988
Telekom Malaysia Bhd	10,100,800	10,969,772

		106,195,902

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Malaysia Index Fund

November 30, 2010

TRANSPORTATION-2.99%
MISC Bhd	10,572,820	28,973,032

		28,973,032

TOTAL COMMON STOCKS
(Cost: $577,924,016)		961,919,558

SHORT-TERM INVESTMENTS-0.03%

MONEY MARKET FUNDS-0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	256,867	256,867

		256,867

TOTAL SHORT-TERM INVESTMENTS
(Cost: $256,867)		256,867

TOTAL INVESTMENTS IN SECURITIES-99.45%
(Cost: $578,180,883)		962,176,425
Other Assets, Less Liabilities-0.55%		5,351,269

NET ASSETS-100.00%		$967,527,694

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Mexico Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.75%

BANKS-1.66%
Banco Compartamos SA	3,150,600	$26,189,251

		26,189,251
BEVERAGES-9.95%
Embotelladoras Arca SAB de CV	2,162,700	9,272,044
Fomento Economico Mexicano SAB de CV BD Units	18,156,008	102,718,934
Grupo Modelo SAB de CV Series C	7,609,556	44,771,241

		156,762,219
BUILDING MATERIALS-4.51%
Cemex SAB de CV CPO(a)	78,337,880	71,063,023

		71,063,023
CHEMICALS-1.88%
Mexichem SAB de CV	8,695,031	29,668,954

		29,668,954
DIVERSIFIED FINANCIAL SERVICES-6.77%
Bolsa Mexicana de Valores SAB de CV	4,005,000	8,344,519
Financiera Independencia SAB de CV(b)	1,202,568	1,151,603
Grupo Financiero Banorte SAB de CV Series O	13,204,900	56,919,634
Grupo Financiero Inbursa SAB de CV Series O	9,264,900	40,337,212

		106,752,968
ENGINEERING & CONSTRUCTION-4.15%
Carso Infraestructura y Construccion SAB de CV Series B1(a)(b)	9,451,800	5,582,226
Empresas ICA SAB de CV(a)(b)	5,740,574	15,047,394
Grupo Aeroportuario del Centro Norte SAB de CV(b)	2,136,000	4,034,468
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,060,900	23,201,593
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR(b)	339,272	17,543,755

		65,409,436
FOOD-2.95%
Alsea SAB de CV	4,325,445	4,135,201
Gruma SAB de CV Series B(a)(b)	1,628,769	3,011,151
Grupo Bimbo SAB de CV Series A	4,832,700	39,366,124

		46,512,476
FOREST PRODUCTS & PAPER-2.66%
Bio Pappel SAB de CV(a)(b)	453,900	415,022
Kimberly-Clark de Mexico SAB de CV Series A	6,781,800	41,569,526

		41,984,548
HOLDING COMPANIES - DIVERSIFIED-5.01%
Alfa SAB de CV Series A	3,417,600	31,528,075
Grupo Carso SAB de CV Series A1	7,743,030	47,424,224

		78,952,299

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Mexico Investable Market Index Fund

November 30, 2010

HOME BUILDERS-2.78%
Consorcio ARA SAB de CV(b)	9,558,600	5,898,077
Corporacion Geo SAB de CV Series B(a)	4,405,960	14,211,237
Desarrolladora Homex SAB de CV(a)	1,842,330	10,303,531
Urbi Desarrollos Urbanos SAB de CV(a)	5,820,600	13,316,782

		43,729,627
IRON & STEEL-0.24%
Compania Minera Autlan SAB de CV Series B(a)(b)	633,600	1,431,317
Grupo Simec SAB de CV Series B(a)(b)	934,500	2,274,309

		3,705,626
MACHINERY-0.51%
Industrias CH SAB de CV Series B(a)(b)	2,242,800	8,015,873

		8,015,873
MEDIA-5.99%
Grupo Televisa SA CPO	16,447,299	76,260,290
Megacable Holdings SAB de CV CPO(a)(b)	2,883,600	7,339,069
TV Azteca SAB de CV CPO(b)	15,352,500	10,789,570

		94,388,929
MINING-9.01%
Grupo Mexico SAB de CV Series B	31,666,210	107,644,585
Industrias Penoles SAB de CV	1,094,800	34,311,281

		141,955,866
PHARMACEUTICALS-0.91%
Genomma Lab Internacional SAB de CV Series B(a)(b)	6,167,700	14,377,799

		14,377,799
RETAIL-13.04%
Controladora Comercial Mexicana SA de CV BC Units(a)(b)	7,156,200	7,793,407
Grupo Elektra SA de CV(b)	694,220	27,868,158
Grupo Famsa SAB de CV Series A(a)(b)	2,403,015	3,768,537
Wal-Mart de Mexico SAB de CV Series V	59,033,700	166,142,196

		205,572,298
TELECOMMUNICATIONS-27.73%
America Movil SAB de CV Series L	133,179,685	376,523,421
Axtel SAB de CV CPO(a)(b)	12,789,300	7,686,586
Maxcom Telecomunicaciones SAB de CV(a)(b)	2,000,800	1,133,570
Telefonos de Mexico SAB de CV Series L	64,480,500	51,723,500

		437,067,077

TOTAL COMMON STOCKS
(Cost: $1,500,342,305)		1,572,108,269

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Mexico Investable Market Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-1.93%

MONEY MARKET FUNDS-1.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	26,427,151	26,427,151
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	3,858,493	3,858,493
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	118,015	118,015

		30,403,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,403,659)		30,403,659

TOTAL INVESTMENTS IN SECURITIES-101.68%
(Cost: $1,530,745,964)		1,602,511,928
Other Assets, Less Liabilities-(1.68)%		(26,428,164)

NET ASSETS-100.00%		$1,576,083,764

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Netherlands Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.78%

BANKS-0.21%
SNS REAAL NV(a)	81,496	$327,704

		327,704
BEVERAGES-5.03%
Heineken Holding NV	48,096	1,941,190
Heineken NV	128,757	5,981,978

		7,923,168
BIOTECHNOLOGY-0.73%
Crucell NV(a)	36,573	1,142,137

		1,142,137
BUILDING MATERIALS-0.21%
Wavin NV(a)	25,331	335,352

		335,352
CHEMICALS-7.29%
Akzo Nobel NV	131,262	7,079,154
Koninklijke DSM NV	89,679	4,392,327

		11,471,481
COMMERCIAL SERVICES-2.29%
Brunel International NV	5,845	187,974
Randstad Holding NV(a)	60,120	2,759,489
USG People NV(a)	36,907	649,310

		3,596,773
DIVERSIFIED FINANCIAL SERVICES-0.34%
BinckBank NV	26,553	387,132
KAS Bank NV CVA	9,519	146,218

		533,350
ELECTRICAL COMPONENTS & EQUIPMENT-0.51%
Draka Holding NV(a)	16,199	402,762
TKH Group NV	18,871	407,539

		810,301
ELECTRONICS-9.44%
Koninklijke Philips Electronics NV	548,762	14,851,349

		14,851,349
ENGINEERING & CONSTRUCTION-1.75%
Arcadis NV	29,225	611,361
Koninklijke BAM Groep NV	101,870	542,770
Royal Boskalis Westminster NV CVA	37,074	1,593,580

		2,747,711

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Netherlands Investable Market Index Fund

November 30, 2010

FOOD-23.40%
CSM NV CVA	39,746	1,208,113
Koninklijke Ahold NV	572,643	6,940,025
Koninklijke Wessanen NV(a)	48,176	171,395
Nutreco NV	21,042	1,481,875
Sligro Food Group NV	20,708	615,959
Unilever NV CVA	933,363	26,402,053

		36,819,420
HOLDING COMPANIES - DIVERSIFIED-0.93%
Imtech NV	40,581	1,370,050
Ordina NV(a)	22,712	91,150

		1,461,200
HOUSEWARES-0.11%
Hunter Douglas NV	4,342	177,592

		177,592
INSURANCE-15.64%
AEGON NV(a)	869,736	4,792,511
Delta Lloyd NV	54,442	978,004
ING Groep NV CVA(a)	2,128,417	18,846,067

		24,616,582
INVESTMENT COMPANIES-0.12%
Kardan NV(a)	33,400	184,827

		184,827
LEISURE TIME-0.13%
Accell Group NV	4,531	207,323

		207,323
MANUFACTURING-0.92%
Aalberts Industries NV	52,438	920,843
Koninklijke Ten Cate NV	15,531	525,654

		1,446,497
MEDIA-5.13%
Reed Elsevier NV	403,305	4,730,268
Wolters Kluwer NV	168,336	3,346,135

		8,076,403
METAL FABRICATE & HARDWARE-0.08%
Advanced Metallurgical Group NV(a)	12,859	120,355

		120,355
OIL & GAS SERVICES-2.81%
Fugro NV CVA	37,742	2,549,879
SBM Offshore NV	93,520	1,865,051

		4,414,930

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Netherlands Investable Market Index Fund

November 30, 2010

PHARMACEUTICALS-0.39%
Mediq NV	36,167	611,809

		611,809
REAL ESTATE INVESTMENT TRUSTS-3.26%
Corio NV	33,901	1,958,075
Eurocommercial Properties NV	21,209	849,799
Nieuwe Steen Investments NV	19,706	360,414
VastNed Offices/Industrial NV	9,018	125,961
VastNed Retail NV	10,855	653,818
Wereldhave NV	13,360	1,179,483

		5,127,550
RETAIL-0.19%
Beter Bed Holding NV	11,356	307,332

		307,332
SEMICONDUCTORS-5.03%
ASM International NV(a)	23,213	575,644
ASML Holding NV	226,452	7,346,011

		7,921,655
SOFTWARE-0.84%
Exact Holding NV	9,295	239,575
TomTom NV(a)(b)	74,075	683,765
Unit 4 NV	14,616	403,359

		1,326,699
TELECOMMUNICATIONS-8.59%
Koninklijke KPN NV	945,721	13,523,543

		13,523,543
TRANSPORTATION-4.41%
Royal Vopak NV	40,080	1,847,746
TNT NV	212,591	5,087,869

		6,935,615

TOTAL COMMON STOCKS
(Cost: $196,341,145)		157,018,658

SHORT-TERM INVESTMENTS-0.42%

MONEY MARKET FUNDS-0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	567,651	567,651
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	82,880	82,880
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	11,699	11,699

		662,230

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Netherlands Investable Market Index Fund

November 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $662,230)	662,230

TOTAL INVESTMENTS IN SECURITIES-100.20%
(Cost: $197,003,375)	157,680,888
Other Assets, Less Liabilities-(0.20)%	(311,343)

NET ASSETS-100.00%	$157,369,545

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Pacific ex-Japan Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.11%

AUSTRALIA-62.88%
AGL Energy Ltd.	1,321,635	$19,456,331
Alumina Ltd.	7,165,994	13,676,361
Amcor Ltd.	3,588,216	22,196,236
AMP Ltd.	6,084,433	29,468,127
Asciano Group(a)	8,592,930	13,350,494
ASX Ltd.	509,620	18,484,556
Australia and New Zealand Banking Group Ltd.	7,515,974	163,337,618
AXA Asia Pacific Holdings Ltd.	3,035,309	17,960,942
Bendigo and Adelaide Bank Ltd.	1,071,737	10,155,147
BGP Holdings PLC(b)	27,004,595	3,515
BHP Billiton Ltd.	9,862,375	404,256,557
Billabong International Ltd.	594,659	4,819,098
BlueScope Steel Ltd.	5,351,624	9,905,672
Boral Ltd.	2,110,932	9,110,198
Brambles Ltd.	4,177,349	27,282,799
Caltex Australia Ltd.	396,337	4,994,604
CFS Retail Property Trust	6,230,872	10,696,530
Coca-Cola Amatil Ltd.	1,662,098	17,757,542
Cochlear Ltd.	166,087	12,464,103
Commonwealth Bank of Australia	4,548,512	210,609,351
Computershare Ltd.	1,305,364	12,356,339
Crown Ltd.	1,327,775	10,454,630
CSL Ltd.	1,614,820	54,064,851
CSR Ltd.	4,448,737	7,253,151
Dexus Property Group	14,186,470	10,612,312
Fairfax Media Ltd.(c)	6,216,136	8,167,368
Fortescue Metals Group Ltd.(a)	3,650,230	22,124,749
Foster’s Group Ltd.	5,669,062	30,718,549
Goodman Fielder Ltd.	4,053,628	5,345,491
Goodman Group	18,705,817	11,481,475
GPT Group	5,176,634	13,801,723
Harvey Norman Holdings Ltd.	1,559,867	4,473,009
Incitec Pivot Ltd.	4,783,060	17,156,096
Insurance Australia Group Ltd.	6,105,309	22,074,458
James Hardie Industries SE(a)	1,278,655	6,634,248
Leighton Holdings Ltd.(c)	397,258	12,001,188
Lend Lease Group	1,577,673	11,469,045
Macarthur Coal Ltd.	515,453	5,907,422
Macquarie Group Ltd.	1,014,942	34,506,309
MAp Group	1,096,272	3,196,193
Metcash Ltd.	2,252,459	9,008,116
Mirvac Group	10,030,918	12,313,789
National Australia Bank Ltd.	6,264,642	140,889,993
Newcrest Mining Ltd.	2,245,091	85,372,536
OneSteel Ltd.	3,904,426	9,361,345
Orica Ltd.	1,063,448	25,477,085
Origin Energy Ltd.	2,588,624	39,026,765
OZ Minerals Ltd.	9,166,406	13,450,287
Paladin Energy Ltd.(a)	2,004,403	9,438,600
Qantas Airways Ltd.(a)	3,259,419	8,221,234
QBE Insurance Group Ltd.	3,039,607	49,061,700
QR National Ltd.(a)	5,015,766	13,469,031
Ramsay Health Care Ltd.	385,592	5,768,909
Rio Tinto Ltd.	1,279,576	100,886,203
Santos Ltd.	2,444,948	29,146,190
Sims Metal Management Ltd.	478,920	8,180,276

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Pacific ex-Japan Index Fund

November 30, 2010

Sonic Healthcare Ltd.	1,084,017	12,267,587
SP AusNet	4,048,716	3,494,627
Stockland Corp. Ltd.	6,998,065	24,631,172
Suncorp-Metway Ltd.	3,762,899	32,587,523
Tabcorp Holdings Ltd.	1,998,877	13,610,857
Tatts Group Ltd.	3,757,373	8,936,697
Telstra Corp. Ltd.	12,789,313	34,466,293
Toll Holdings Ltd.	1,960,809	11,659,180
Transurban Group	3,809,256	18,996,979
Wesfarmers Ltd.	2,951,805	89,060,971
Wesfarmers Ltd. Partially Protected	446,071	13,591,339
Westfield Group	6,438,404	75,023,193
Westpac Banking Corp.	8,778,051	179,905,179
Woodside Petroleum Ltd.	1,832,790	73,737,043
Woolworths Ltd.	3,615,539	92,928,492
WorleyParsons Ltd.	562,731	13,600,110

		2,581,353,688
HONG KONG-22.48%
AIA Group Ltd.(a)	22,963,600	66,386,306
ASM Pacific Technology Ltd.	583,300	5,528,305
Bank of East Asia Ltd. (The)	4,482,320	19,076,404
BOC Hong Kong (Holdings) Ltd.	10,898,500	37,471,422
Cathay Pacific Airways Ltd.	3,377,000	9,849,665
Cheung Kong (Holdings) Ltd.	3,991,000	58,999,157
Cheung Kong Infrastructure Holdings Ltd.(c)	1,228,000	5,487,190
CLP Holdings Ltd.	5,679,500	46,734,021
Esprit Holdings Ltd.	3,407,711	16,477,635
Foxconn International Holdings Ltd.(a)(c)	6,140,000	4,332,825
Hang Lung Group Ltd.	2,456,000	15,765,789
Hang Lung Properties Ltd.	7,061,736	32,873,199
Hang Seng Bank Ltd.	2,241,100	36,853,125
Henderson Land Development Co. Ltd.(c)	3,070,056	21,644,752
Hong Kong and China Gas Co. Ltd. (The)	12,587,627	30,732,960
Hong Kong Exchanges and Clearing Ltd.	3,008,600	68,922,748
Hongkong Electric Holdings Ltd.	4,144,500	26,658,139
Hopewell Holdings Ltd.	1,688,500	5,272,724
Hutchison Whampoa Ltd.	6,447,000	64,506,113
Hysan Development Co. Ltd.	1,842,000	7,649,649
Kerry Properties Ltd.	2,149,000	10,847,875
Li & Fung Ltd.(c)	6,755,600	42,104,787
Lifestyle International Holdings Ltd.	1,688,500	4,331,243
Link REIT (The)(c)	6,447,000	20,215,236
Mongolia Energy Corp. Ltd.(a)	8,903,000	2,877,612
MTR Corp. Ltd.	4,298,000	15,856,715
New World Development Co. Ltd.	7,368,941	14,632,268
NWS Holdings Ltd.	3,991,000	6,403,567
Orient Overseas International Ltd.	614,000	5,957,634
PCCW Ltd.	11,666,000	4,611,928
Sands China Ltd.(a)	7,122,400	15,316,693
Shangri-La Asia Ltd.	3,684,000	9,269,715
Sino Land Co. Ltd.(c)	7,368,000	15,408,410
SJM Holdings Ltd.	4,605,000	7,602,210
Sun Hung Kai Properties Ltd.	4,298,000	71,064,650
Swire Pacific Ltd. Class A	2,302,500	35,461,166
Wharf (Holdings) Ltd. (The)	3,991,000	26,827,143
Wheelock and Co. Ltd.	2,763,000	9,926,754
Wing Hang Bank Ltd.(c)	460,500	6,042,630
Wynn Macau Ltd.(c)	4,543,600	9,209,308
Yue Yuen Industrial (Holdings) Ltd.(c)	2,149,000	7,762,319

		922,951,991

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Pacific ex-Japan Index Fund

November 30, 2010

NEW ZEALAND-0.78%
Auckland International Airport Ltd.	2,693,618	4,168,149
Contact Energy Ltd.(a)	910,255	4,015,704
Fletcher Building Ltd.	1,795,029	10,616,527
Sky City Entertainment Group Ltd.	1,688,807	3,932,495
Telecom Corp. of New Zealand Ltd.	5,634,064	9,053,560

		31,786,435
SINGAPORE-12.97%
Ascendas Real Estate Investment Trust	4,298,813	6,764,407
CapitaLand Ltd.	7,368,000	20,122,162
CapitaMall Trust Management Ltd.	6,447,781	8,975,237
CapitaMalls Asia Ltd.	3,991,000	5,947,929
City Developments Ltd.(c)	1,535,000	14,701,441
ComfortDelGro Corp. Ltd.(c)	5,526,000	6,354,367
COSCO Corp. (Singapore) Ltd.(c)	3,070,104	4,691,614
DBS Group Holdings Ltd.(c)	4,912,000	52,024,057
Fraser and Neave Ltd.	2,763,150	12,563,098
Genting Singapore PLC(a)(c)	17,806,400	26,806,927
Global Logistic Properties Ltd.(a)	4,605,000	7,733,934
Golden Agri-Resources Ltd.	19,648,987	10,776,953
Jardine Cycle & Carriage Ltd.	307,000	8,602,549
Keppel Corp. Ltd.	3,684,000	29,709,453
Keppel Land Ltd.	2,149,000	7,722,321
Neptune Orient Lines Ltd.(a)(c)	2,763,750	4,537,079
Noble Group Ltd.	8,903,708	13,808,376
Olam International Ltd.	3,684,600	8,501,744
Oversea-Chinese Banking Corp. Ltd.	7,368,600	55,354,388
SembCorp Industries Ltd.	3,070,240	11,195,337
SembCorp Marine Ltd.	2,456,200	9,049,207
Singapore Airlines Ltd.	1,535,800	17,915,827
Singapore Exchange Ltd.(c)	2,456,000	16,015,978
Singapore Press Holdings Ltd.	4,515,517	14,313,285
Singapore Technologies Engineering Ltd.(c)	4,912,000	12,114,173
Singapore Telecommunications Ltd.	23,332,328	54,718,929
StarHub Ltd.	1,842,000	3,664,909
United Overseas Bank Ltd.	3,684,000	51,559,557
UOL Group Ltd.	1,535,000	5,248,856
Wilmar International Ltd.(c)	5,526,000	25,166,638
Yangzijiang Shipbuilding (Holdings) Ltd.	4,298,000	5,852,706

		532,513,438

TOTAL COMMON STOCKS
(Cost: $3,276,444,455)		4,068,605,552

SHORT-TERM INVESTMENTS-2.34%

MONEY MARKET FUNDS-2.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	83,539,165	83,539,165
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	12,197,126	12,197,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	469,863	469,863

		96,206,154

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Pacific ex-Japan Index Fund

November 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,206,154)	96,206,154

TOTAL INVESTMENTS IN SECURITIES-101.45%
(Cost: $3,372,650,609)	4,164,811,706
Other Assets, Less Liabilities-(1.45)%	(59,682,848)

NET ASSETS-100.00%	$4,105,128,858

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Singapore Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.83%

AGRICULTURE-6.43%
Golden Agri-Resources Ltd.	78,792,628	$43,215,686
Wilmar International Ltd.(a)	20,904,000	95,201,483

		138,417,169
AIRLINES-3.48%
Singapore Airlines Ltd.	6,432,467	75,037,743

		75,037,743
BANKS-29.78%
DBS Group Holdings Ltd.	20,904,500	221,404,093
Oversea-Chinese Banking Corp. Ltd.(a)	28,944,000	217,433,082
United Overseas Bank Ltd.	14,472,000	202,543,405

		641,380,580
DISTRIBUTION & WHOLESALE-2.09%
Jardine Cycle & Carriage Ltd.	1,608,000	45,058,305

		45,058,305
DIVERSIFIED FINANCIAL SERVICES-2.92%
Singapore Exchange Ltd.(a)	9,648,000	62,916,186

		62,916,186
ENGINEERING & CONSTRUCTION-4.39%
SembCorp Industries Ltd.	12,864,000	46,907,349
Singapore Technologies Engineering Ltd.(a)	19,296,000	47,588,577

		94,495,926
FOOD-1.55%
Olam International Ltd.(a)	14,472,000	33,392,291

		33,392,291
HOLDING COMPANIES - DIVERSIFIED-8.08%
Keppel Corp. Ltd.	14,772,000	119,128,131
Noble Group Ltd.(a)	35,376,999	54,864,658

		173,992,789
LODGING-7.69%
City Developments Ltd.	6,432,000	61,602,391
Genting Singapore PLC(a)(b)	69,144,400	104,094,531

		165,696,922
MEDIA-2.55%
Singapore Press Holdings Ltd.(a)	17,325,000	54,916,783

		54,916,783

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Singapore Index Fund

November 30, 2010

REAL ESTATE-10.82%
CapitaLand Ltd.	27,336,000	74,655,188
CapitaMalls Asia Ltd.	12,864,000	19,171,676
Fraser and Neave Ltd.	12,864,000	58,488,210
Global Logistic Properties Ltd.(b)	17,688,000	29,706,366
Keppel Land Ltd.(a)	8,040,000	28,891,327
UOL Group Ltd.	6,432,000	21,993,902

		232,906,669
REAL ESTATE INVESTMENT TRUSTS-3.06%
Ascendas Real Estate Investment Trust(a)	17,688,335	27,833,519
CapitaMall Trust Management Ltd.	27,336,800	38,052,511

		65,886,030
SHIPBUILDING-2.77%
SembCorp Marine Ltd.(a)	9,648,000	35,545,455
Yangzijiang Shipbuilding (Holdings) Ltd.	17,688,000	24,086,243

		59,631,698
TELECOMMUNICATIONS-11.25%
Singapore Telecommunications Ltd.	96,480,568	226,266,037
StarHub Ltd.	8,040,000	15,996,671

		242,262,708
TRANSPORTATION-2.97%
ComfortDelGro Corp. Ltd.	22,512,000	25,886,629
COSCO Corp. (Singapore) Ltd.(a)	12,864,000	19,658,267
Neptune Orient Lines Ltd.(a)(b)	11,256,499	18,479,103

		64,023,999

TOTAL COMMON STOCKS
(Cost: $1,862,073,839)		2,150,015,798

SHORT-TERM INVESTMENTS-5.82%

MONEY MARKET FUNDS-5.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	108,925,109	108,925,109
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	15,903,598	15,903,598
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	550,355	550,355

		125,379,062

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Singapore Index Fund

November 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $125,379,062)	125,379,062

TOTAL INVESTMENTS IN SECURITIES-105.65%
(Cost: $1,987,452,901)	2,275,394,860
Other Assets, Less Liabilities-(5.65)%	(121,764,064)

NET ASSETS-100.00%	$2,153,630,796

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI South Africa Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.94%

BANKS-12.83%
Absa Group Ltd.	781,820	$14,220,421
FirstRand Ltd.	6,819,391	19,278,620
Nedbank Group Ltd.	434,463	7,626,725
Standard Bank Group Ltd.	2,872,849	41,329,167

		82,454,933
BUILDING MATERIALS-0.91%
Pretoria Portland Cement Co. Ltd.	1,276,229	5,850,076

		5,850,076
COAL-0.84%
Exxaro Resources Ltd.	302,834	5,380,110

		5,380,110
DIVERSIFIED FINANCIAL SERVICES-3.40%
African Bank Investments Ltd.	1,750,753	8,671,995
Investec Ltd.	561,727	4,435,364
RMB Holdings Ltd.	1,754,924	8,737,194

		21,844,553
ELECTRONICS-0.59%
Reunert Ltd.	430,389	3,804,912

		3,804,912
ENGINEERING & CONSTRUCTION-1.46%
Aveng Ltd.	910,054	5,235,321
Murray & Roberts Holdings Ltd.	762,711	4,139,271

		9,374,592
FOOD-4.60%
Shoprite Holdings Ltd.	986,102	13,415,909
SPAR Group Ltd. (The)	414,093	5,905,814
Tiger Brands Ltd.	390,813	10,216,325

		29,538,048
FOREST PRODUCTS & PAPER-0.99%
Sappi Ltd.(a)	1,299,315	6,331,464

		6,331,464
HEALTH CARE - PRODUCTS-1.28%
Aspen Pharmacare Holdings Ltd.(a)	626,523	8,215,537

		8,215,537
HEALTH CARE - SERVICES-0.84%
Netcare Ltd.(a)	2,601,928	5,378,302

		5,378,302

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI South Africa Index Fund

November 30, 2010

HOLDING COMPANIES - DIVERSIFIED-5.86%
Bidvest Group Ltd.	720,031	15,311,794
Imperial Holdings Ltd.	408,176	7,050,169
Remgro Ltd.	1,047,503	15,311,733

		37,673,696
HOME FURNISHINGS-1.35%
Steinhoff International Holdings Ltd.(a)	2,862,373	8,685,293

		8,685,293
INSURANCE-3.53%
Discovery Holdings Ltd.	644,371	3,539,736
Liberty Holdings Ltd.	242,112	2,389,628
Sanlam Ltd.	4,572,192	16,735,748

		22,665,112
IRON & STEEL-2.41%
ArcelorMittal South Africa Ltd.	431,359	4,564,629
Kumba Iron Ore Ltd.	194,485	10,894,835

		15,459,464
MEDIA-7.25%
Naspers Ltd. Class N	932,849	46,561,887

		46,561,887
MINING-21.64%
African Rainbow Minerals Ltd.	257,244	6,770,734
Anglo Platinum Ltd.(a)	159,080	14,837,523
AngloGold Ashanti Ltd.	921,597	42,669,788
Gold Fields Ltd.	1,707,782	27,850,409
Harmony Gold Mining Co. Ltd.(b)	933,722	10,394,071
Impala Platinum Holdings Ltd.	1,222,588	34,893,900
Northam Platinum Ltd.(b)	261,124	1,638,411

		139,054,836
OIL & GAS-9.63%
Sasol Ltd.	1,392,338	61,899,139

		61,899,139
REAL ESTATE-2.49%
Growthpoint Properties Ltd.	3,743,715	9,237,550
Redefine Properties Ltd.	6,182,489	6,755,866

		15,993,416
RETAIL-5.59%
Foschini Group Ltd. (The)	494,506	6,177,621
Massmart Holdings Ltd.	463,175	9,143,008
Pick’n Pay Stores Ltd.	523,024	3,467,530
Truworths International Ltd.	1,048,279	10,642,051
Woolworths Holdings Ltd.	1,743,381	6,494,431

		35,924,641

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI South Africa Index Fund

November 30, 2010

TELECOMMUNICATIONS-12.45%
MTN Group Ltd.	4,007,555	68,428,906
Telkom South Africa Ltd.	629,918	3,118,393
Vodacom Group Ltd.	899,966	8,438,470

		79,985,769

TOTAL COMMON STOCKS
(Cost: $630,245,305)		642,075,780

SHORT-TERM INVESTMENTS-0.31%

MONEY MARKET FUNDS-0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	1,678,131	1,678,131
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	245,015	245,015
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	96,770	96,770

		2,019,916

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,019,916)		2,019,916

TOTAL INVESTMENTS IN SECURITIES-100.25%
(Cost: $632,265,221)		644,095,696
Other Assets, Less Liabilities-(0.25)%		(1,610,662)

NET ASSETS-100.00%		$642,485,034

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI South Korea Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-96.74%

AGRICULTURE-1.22%
KT&G Corp.(a)	851,904	$46,070,710

		46,070,710
AIRLINES-0.45%
Korean Air Lines Co. Ltd.(b)	278,400	17,048,818

		17,048,818
AUTO MANUFACTURERS-6.77%
Hyundai Motor Co. Ltd.(a)	1,195,728	177,905,020
Kia Motors Corp.(a)	1,837,440	77,576,926

		255,481,946
AUTO PARTS & EQUIPMENT-3.94%
Hankook Tire Co. Ltd.(a)	584,640	15,127,825
Hyundai Mobis Co. Ltd.	528,960	125,464,896
Mando Corp.(b)	71,298	8,148,167

		148,740,888
BANKS-1.67%
Busan Bank	1,155,412	13,652,876
Daegu Bank	974,400	12,144,281
Industrial Bank of Korea	1,266,720	17,699,555
Korea Exchange Bank	2,004,480	19,363,616

		62,860,328
BIOTECHNOLOGY-0.31%
Celltrion Inc.(a)(b)	421,776	11,768,547

		11,768,547
CHEMICALS-5.33%
Hanwha Chemical Corp.(a)	654,240	17,916,267
Honam Petrochemical Corp.(a)	111,360	23,388,097
KCC Corp.	36,192	10,457,409
LG Chem Ltd.	359,136	120,186,966
OCI Co. Ltd.(a)	111,360	29,151,078

		201,099,817
COMMERCIAL SERVICES-0.18%
S1 Corp.(a)	139,208	6,615,802

		6,615,802
COMPUTERS-0.23%
SK C&C Co. Ltd.(a)	111,360	8,586,841

		8,586,841

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI South Korea Index Fund

November 30, 2010

COSMETICS & PERSONAL CARE-1.21%
AmorePacific Corp.(a)	25,056	23,469,739
LG Household & Health Care Ltd.(a)	66,816	22,043,402

		45,513,141
DISTRIBUTION & WHOLESALE-2.87%
Daewoo International Corp.(a)	278,403	7,708,070
Hanwha Corp.	348,000	13,311,885
Hyosung Corp.	176,784	16,238,999
Samsung C&T Corp.(a)	974,400	64,545,386
SK Networks Co. Ltd.	668,160	6,310,464

		108,114,804
DIVERSIFIED FINANCIAL SERVICES-11.07%
Daewoo Securities Co. Ltd.	960,480	19,219,541
Hana Financial Group Inc.	1,475,521	48,361,047
Hyundai Securities Co. Ltd.	918,727	9,905,199
KB Financial Group Inc.	2,547,360	118,865,082
Korea Investment Holdings Co. Ltd.	306,245	9,126,069
Mirae Asset Securities Co. Ltd.	178,176	8,314,060
Samsung Card Co. Ltd.	334,085	18,268,923
Samsung Securities Co. Ltd.	389,760	21,851,303
Shinhan Financial Group Co. Ltd.	3,145,507	121,273,213
Tong Yang Securities Inc.	570,720	4,336,763
Woori Finance Holdings Co. Ltd.	2,185,440	26,955,142
Woori Investment & Securities Co. Ltd.	668,160	11,036,108

		417,512,450
ELECTRIC-1.26%
Korea Electric Power Corp.(b)	1,990,560	47,557,799

		47,557,799
ELECTRICAL COMPONENTS & EQUIPMENT-2.48%
LG Electronics Inc.(a)	729,408	64,799,917
LG Innotek Co. Ltd.(a)	77,952	8,740,521
LS Corp.	137,808	12,005,009
LS Industrial Systems Co. Ltd.	116,928	8,189,196

		93,734,643
ELECTRONICS-4.18%
LG Display Co. Ltd.	1,809,602	61,729,997
Samsung Electro-Mechanics Co. Ltd.(a)	463,536	49,975,850
Samsung SDI Co. Ltd.(a)	264,480	37,753,528
Seoul Semiconductor Co. Ltd.(a)	249,168	8,338,553

		157,797,928
ENGINEERING & CONSTRUCTION-3.14%
Daelim Industrial Co. Ltd.	215,760	20,191,444
Daewoo Engineering & Construction Co. Ltd.(a)	890,884	8,951,871
GS Engineering & Construction Corp.	277,008	23,892,358
Hyundai Engineering & Construction Co. Ltd.	517,824	28,227,080
Samsung Engineering Co. Ltd.	232,464	37,193,438

		118,456,191

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI South Korea Index Fund

November 30, 2010

ENVIRONMENTAL CONTROL-0.37%
Woongjin Coway Co. Ltd.	389,760	14,102,494

		14,102,494
FOOD-0.44%
CJ CheilJedang Corp.	62,640	11,561,980
Lotte Confectionery Co. Ltd.(a)	4,287	5,117,482

		16,679,462
GAS-0.18%
Korea Gas Corp.	180,960	6,922,180

		6,922,180
HOLDING COMPANIES - DIVERSIFIED-1.94%
GS Holdings Corp.	389,760	21,145,337
LG Corp.(a)	736,368	51,890,000

		73,035,337
HOME BUILDERS-0.33%
Hyundai Development Co.	431,527	12,598,921

		12,598,921
INSURANCE-2.61%
Dongbu Insurance Co. Ltd.	334,080	11,021,701
Korea Life Insurance Co. Ltd.	1,350,240	8,571,474
Samsung Fire & Marine Insurance Co. Ltd.	278,405	45,864,546
Samsung Life Insurance Co. Ltd.	389,760	32,844,188

		98,301,909
INTERNET-2.18%
NCsoft Corp.(a)	109,968	23,522,567
NHN Corp.(a)(b)	317,376	53,653,352
SK Broadband Co. Ltd.(b)	1,127,523	5,202,905

		82,378,824
IRON & STEEL-6.48%
Dongkuk Steel Mill Co. Ltd.	292,321	7,185,741
Hyundai Steel Co.	430,128	40,809,108
POSCO	501,120	196,445,610

		244,440,459
LODGING-0.45%
Kangwon Land Inc.	751,682	16,889,181

		16,889,181
MACHINERY-0.98%
Doosan Heavy Industries & Construction Co. Ltd.(a)	328,512	22,894,402
Doosan Infracore Co. Ltd.(a)(b)	654,240	14,107,297

		37,001,699

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI South Korea Index Fund

November 30, 2010

MANUFACTURING-1.10%
Cheil Industries Inc.	349,392	32,094,401
Doosan Corp.	77,952	9,446,486

		41,540,887
MINING-0.42%
Korea Zinc Co. Ltd.	65,424	15,715,529

		15,715,529
OIL & GAS-2.94%
S-Oil Corp.	348,000	24,072,451
SK Energy Co. Ltd.	459,362	65,572,202
SK Holdings Co. Ltd.	194,934	21,352,957

		110,997,610
PHARMACEUTICALS-0.22%
Yuhan Corp.	61,248	8,478,786

		8,478,786
RETAIL-2.62%
Hyundai Department Store Co. Ltd.	114,144	11,814,111
Lotte Shopping Co. Ltd.	79,344	32,404,161
Shinsegae Co. Ltd.	111,360	54,460,169

		98,678,441
SEMICONDUCTORS-19.11%
Hynix Semiconductor Inc.(a)(b)	3,897,600	79,000,862
Samsung Electronics Co. Ltd.	863,040	614,862,032
Samsung Techwin Co. Ltd.(a)	288,144	26,965,348

		720,828,242
SHIPBUILDING-4.49%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	737,760	18,898,975
Hanjin Heavy Industries & Construction Co. Ltd.(a)	236,694	7,451,553
Hyundai Heavy Industries Co. Ltd.(a)	295,104	94,558,510
Hyundai Mipo Dockyard Co. Ltd.	84,912	12,743,391
Samsung Heavy Industries Co. Ltd.	1,252,800	35,874,556

		169,526,985
TELECOMMUNICATIONS-2.55%
KT Corp.	763,282	30,612,915
KT Corp. SP ADR	414,816	8,437,357
LG Uplus Corp.	1,795,735	11,012,313
SK Telecom Co. Ltd.	175,560	25,893,359
SK Telecom Co. Ltd. SP ADR(a)	1,122,232	20,177,731

		96,133,675
TRANSPORTATION-1.02%
GLOVIS Co. Ltd.	87,696	11,950,981
Hanjin Shipping Co. Ltd.(b)	391,440	12,458,285
Hyundai Merchant Marine Co. Ltd.	153,770	5,464,313
STX Pan Ocean Co. Ltd.(a)	835,230	8,680,802

		38,554,381

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI South Korea Index Fund

November 30, 2010

TOTAL COMMON STOCKS
(Cost: $2,047,770,172)		3,649,765,655

PREFERRED STOCKS-3.07%

AUTO MANUFACTURERS-0.69%
Hyundai Motor Co. Ltd.(a)	180,960	9,489,708
Hyundai Motor Co. Ltd. Series 2	292,320	16,514,542

		26,004,250
CHEMICALS-0.22%
LG Chem Ltd.	55,920	8,416,457

		8,416,457
ELECTRICAL COMPONENTS & EQUIPMENT-0.14%
LG Electronics Inc.	139,206	5,042,826

		5,042,826
SEMICONDUCTORS-2.02%
Samsung Electronics Co. Ltd.	153,120	76,335,484

		76,335,484

TOTAL PREFERRED STOCKS
(Cost: $72,384,130)		115,799,017

SHORT-TERM INVESTMENTS-7.59%

MONEY MARKET FUNDS-7.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	243,153,314	243,153,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	35,501,571	35,501,571
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	7,553,879	7,553,879

		286,208,764

TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,208,764)		286,208,764

TOTAL INVESTMENTS IN SECURITIES-107.40%
(Cost: $2,406,363,066)		4,051,773,436
Other Assets, Less Liabilities-(7.40)%		(279,224,388)

NET ASSETS-100.00%		$3,772,549,048

SP ADR - Sponsored American Depositary Receipts

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI South Korea Index Fund

November 30, 2010

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Spain Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.82%

AIRLINES-1.16%
Iberia Lineas Aereas de Espana SA(a)	442,618	$1,775,780

		1,775,780
BANKS-34.14%
Banco Bilbao Vizcaya Argentaria SA	1,159,409	10,681,033
Banco de Sabadell SA(b)	850,605	3,311,858
Banco de Valencia SA(b)	290,813	1,228,446
Banco Popular Espanol SA(b)	764,109	3,910,081
Banco Santander SA	3,289,486	31,259,231
Bankinter SA(b)	332,878	1,687,796

		52,078,445
COMMERCIAL SERVICES-3.72%
Abertis Infraestructuras SA	354,973	5,667,484

		5,667,484
COMPUTERS-1.24%
Indra Sistemas SA(b)	117,646	1,888,285

		1,888,285
DIVERSIFIED FINANCIAL SERVICES-4.33%
Criteria CaixaCorp SA(b)	1,340,008	6,598,894

		6,598,894
ELECTRIC-7.37%
Iberdrola SA	1,061,705	7,318,081
Red Electrica Corporacion SA	89,444	3,922,069

		11,240,150
ENERGY - ALTERNATE SOURCES-1.20%
Iberdrola Renovables SA	619,146	1,822,305

		1,822,305
ENGINEERING & CONSTRUCTION-6.44%
Acciona SA	24,898	1,618,279
Actividades de Construcciones y Servicios SA(b)	106,804	4,702,759
Ferrovial SA	285,855	2,720,136
Fomento de Construcciones y Contratas SA	34,338	783,358

		9,824,532
GAS-3.88%
Enagas SA	170,923	3,167,272
Gas Natural SDG SA	203,255	2,754,352

		5,921,624

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Spain Index Fund

November 30, 2010

INSURANCE-2.80%
Mapfre SA(b)	1,677,001	4,272,200

		4,272,200
IRON & STEEL-1.13%
Acerinox SA	119,790	1,719,980

		1,719,980
MACHINERY-0.61%
Zardoya Otis SA	65,608	930,062

		930,062
MEDIA-0.84%
Gestevision Telecinco SA(b)	135,051	1,283,710

		1,283,710
OIL & GAS-4.95%
Repsol YPF SA	312,287	7,553,131

		7,553,131
PHARMACEUTICALS-0.70%
Grifols SA	92,571	1,072,126

		1,072,126
RETAIL-4.93%
Industria de Diseno Textil SA	99,533	7,522,661

		7,522,661
SOFTWARE-1.41%
Amadeus IT Holding SA Class A(a)	111,923	2,156,296

		2,156,296
TELECOMMUNICATIONS-18.97%
Telefonica SA	1,356,469	28,941,179

		28,941,179

TOTAL COMMON STOCKS
(Cost: $265,867,178)		152,268,844

RIGHTS-0.06%

MEDIA-0.06%
Gestevision Telecinco SA(a)	135,051	93,175

		93,175

TOTAL RIGHTS
(Cost: $0)		93,175

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Spain Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-14.40%

MONEY MARKET FUNDS-14.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	18,998,731	18,998,731
BlackRock Cash Funds: Prime SL Agency Shares
0.25%(c)(d)(e)	2,773,908	2,773,908
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	197,587	197,587

		21,970,226

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,970,226)		21,970,226

TOTAL INVESTMENTS IN SECURITIES-114.28%
(Cost: $287,837,404)		174,332,245
Other Assets, Less Liabilities-(14.28)%		(21,788,851)

NET ASSETS-100.00%		$152,543,394

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Sweden Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.55%

AGRICULTURE-1.98%
Swedish Match AB	263,375	$7,359,040

		7,359,040
AUTO MANUFACTURERS-2.02%
Scania AB Class B	366,625	7,491,399

		7,491,399
BANKS-20.28%
Nordea Bank AB	3,682,000	36,675,497
Skandinaviska Enskilda Banken AB Class A	1,607,550	11,657,858
Svenska Handelsbanken AB Class A	557,725	16,654,189
Swedbank AB Class A(a)	814,975	10,302,203

		75,289,747
COMMERCIAL SERVICES-1.03%
Securitas AB Class B	358,575	3,808,770

		3,808,770
DIVERSIFIED FINANCIAL SERVICES-1.32%
Kinnevik Investment AB Class B	248,150	4,894,122

		4,894,122
ENGINEERING & CONSTRUCTION-2.19%
Skanska AB Class B	457,275	8,127,773

		8,127,773
FOREST PRODUCTS & PAPER-3.06%
Holmen AB Class B	60,900	1,809,871
Svenska Cellulosa AB Class B	654,500	9,539,324

		11,349,195
HAND & MACHINE TOOLS-4.92%
Sandvik AB	1,078,875	18,255,855

		18,255,855
HEALTH CARE - PRODUCTS-1.29%
Getinge AB Class B	228,200	4,789,455

		4,789,455
HOLDING COMPANIES - DIVERSIFIED-0.54%
Industrivarden AB	135,625	2,001,802

		2,001,802

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Sweden Index Fund

November 30, 2010

HOME FURNISHINGS-1.75%
Electrolux AB Class B	274,050	6,507,743

		6,507,743
HOUSEHOLD PRODUCTS & WARES-0.88%
Husqvarna AB Class B	471,625	3,277,353

		3,277,353
INVESTMENT COMPANIES-3.76%
Investor AB Class B	518,875	10,049,026
Ratos AB Class B	116,725	3,892,161

		13,941,187
IRON & STEEL-0.76%
SSAB AB Class A	208,075	2,807,826

		2,807,826
MACHINERY-14.20%
Atlas Copco AB Class A	767,550	16,949,708
Atlas Copco AB Class B	447,300	8,796,404
Hexagon AB Class B(b)	218,750	4,143,205
Volvo AB Class B(a)	1,573,600	22,845,684

		52,735,001
MANUFACTURING-1.83%
Alfa Laval AB	387,100	6,797,891

		6,797,891
MEDIA-1.14%
Modern Times Group MTG AB Class B	57,925	4,229,515

		4,229,515
METAL FABRICATE & HARDWARE-5.78%
Assa Abloy AB Class B	357,525	9,598,259
SKF AB Class B	445,375	11,874,387

		21,472,646
MINING-1.46%
Boliden AB	314,300	5,403,246

		5,403,246
RETAIL-10.58%
Hennes & Mauritz AB Class B	1,163,925	39,290,703

		39,290,703
TELECOMMUNICATIONS-18.78%
Millicom International Cellular SA SDR	86,625	7,519,916
Tele2 AB Class B	358,400	7,160,254
Telefonaktiebolaget LM Ericsson Class B	3,427,725	35,361,239
TeliaSonera AB	2,555,175	19,692,643

		69,734,052

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Sweden Index Fund

November 30, 2010

TOTAL COMMON STOCKS
(Cost: $381,899,269)		369,564,321

RIGHTS-0.16%

MACHINERY-0.16%
Hexagon AB(a)(b)(c)	220,325	618,227

		618,227

TOTAL RIGHTS
(Cost: $0)		618,227

SHORT-TERM INVESTMENTS-0.80%

MONEY MARKET FUNDS-0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	2,543,259	2,543,259
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	371,328	371,328
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	44,370	44,370

		2,958,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,958,957)		2,958,957

TOTAL INVESTMENTS IN SECURITIES-100.51%
(Cost: $384,858,226)		373,141,505
Other Assets, Less Liabilities-(0.51)%		(1,907,730)

NET ASSETS-100.00%		$371,233,775

SDR - Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Switzerland Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-98.98%

BANKS-5.35%
Credit Suisse Group AG Registered	439,128	$16,319,154
Julius Baer Group Ltd.	180,625	6,904,598

		23,223,752
BUILDING MATERIALS-3.22%
Geberit AG Registered	19,922	4,051,560
Holcim Ltd. Registered	148,656	9,642,430
Sika AG Bearer	152	305,006

		13,998,996
CHEMICALS-5.97%
Givaudan SA Registered	5,838	5,892,473
Lonza Group AG Registered	45,448	3,531,602
Syngenta AG Registered	59,197	16,511,253

		25,935,328
COMMERCIAL SERVICES-2.56%
Adecco SA Registered	79,954	4,584,500
SGS SA Registered	3,952	6,514,634

		11,099,134
COMPUTERS-0.41%
Logitech International SA Registered(a)	93,480	1,800,759

		1,800,759
DIVERSIFIED FINANCIAL SERVICES-5.45%
GAM Holding AG(a)	263,112	3,893,751
UBS AG Registered(a)	1,312,958	19,799,096

		23,692,847
ENGINEERING & CONSTRUCTION-4.38%
ABB Ltd. Registered(a)	974,320	19,013,268

		19,013,268
FOOD-23.88%
Aryzta AG	63,688	2,718,897
Lindt & Spruengli AG Participation Certificates	855	2,344,451
Lindt & Spruengli AG Registered	152	4,450,045
Nestle SA Registered	1,721,044	94,193,790

		103,707,183
HAND & MACHINE TOOLS-1.27%
Schindler Holding AG Participation Certificates	32,152	3,658,109
Schindler Holding AG Registered	16,112	1,854,165

		5,512,274

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Switzerland Index Fund

November 30, 2010

HEALTH CARE - PRODUCTS-2.49%
Sonova Holding AG Registered	28,272	3,554,210
Straumann Holding AG Registered	7,917	1,677,607
Synthes Inc.	45,448	5,599,493

		10,831,310
INSURANCE-8.05%
Baloise Holding AG Registered	40,128	3,446,330
Swiss Life Holding AG Registered(a)	24,320	2,725,538
Swiss Reinsurance Co. Registered	224,808	10,456,606
Zurich Financial Services AG Registered	81,776	18,321,040

		34,949,514
INVESTMENT COMPANIES-0.85%
Pargesa Holding SA Bearer	49,013	3,710,275

		3,710,275
OIL & GAS-1.95%
Transocean Ltd.(a)	122,360	8,458,517

		8,458,517
PHARMACEUTICALS-24.31%
Actelion Ltd. Registered(a)	78,289	4,139,491
Novartis AG Registered	1,010,344	53,978,948
Roche Holding AG Genusschein	343,216	47,451,756

		105,570,195
RETAIL-6.72%
Compagnie Financiere Richemont SA Class A Bearer Units	337,186	18,302,160
Swatch Group AG (The) Bearer	19,366	7,830,338
Swatch Group AG (The) Registered	41,878	3,054,611

		29,187,109
TELECOMMUNICATIONS-1.18%
Swisscom AG Registered	12,464	5,114,654

		5,114,654
TRANSPORTATION-0.94%
Kuehne & Nagel International AG Registered	31,621	4,083,097

		4,083,097

TOTAL COMMON STOCKS
(Cost: $428,856,953)		429,888,212

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Switzerland Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-0.01%

MONEY MARKET FUNDS-0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	39,552	39,552

		39,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,552)		39,552

TOTAL INVESTMENTS IN SECURITIES-98.99%
(Cost: $428,896,505)		429,927,764
Other Assets, Less Liabilities-1.01%		4,403,703

NET ASSETS-100.00%		$434,331,467

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Taiwan Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.43%

AIRLINES-0.80%
China Airlines Ltd.(a)	14,574,752	$11,642,589
EVA Airways Corp.(a)	10,410,193	11,850,527

		23,493,116
APPAREL-0.83%
Pou Chen Corp.	15,615,103	14,369,019
Ruentex Industries Ltd.	3,123,000	9,835,414

		24,204,433
AUTO MANUFACTURERS-0.44%
China Motor Co. Ltd.	2,894,000	2,743,758
Yulon Motor Co. Ltd.	5,205,362	10,092,246

		12,836,004
AUTO PARTS & EQUIPMENT-0.72%
Cheng Shin Rubber Industry Co. Ltd.	8,328,615	17,787,020
Nan Kang Rubber Tire Co. Ltd.(a)	2,131,000	3,460,494

		21,247,514
BANKS-1.47%
Chang Hwa Commercial Bank Ltd.	27,066,446	17,980,662
Taiwan Business Bank Ltd.(a)	17,697,000	5,892,711
Taiwan Cooperative Bank Co. Ltd.	27,066,915	19,090,910

		42,964,283
BUILDING MATERIALS-1.49%
Asia Cement Corp.	13,981,353	13,851,779
Taiwan Cement Corp.	21,861,558	22,483,715
Taiwan Glass Industrial Corp.	6,246,414	7,284,836

		43,620,330
CHEMICALS-8.87%
China Petrochemical Development Corp.(a)	3,377,000	3,367,860
Eternal Chemical Co. Ltd.	4,397,561	4,847,308
Formosa Chemicals & Fibre Corp.	20,820,204	61,676,845
Formosa Plastics Corp.	29,148,768	86,731,510
LCY Chemical Corp.	897,000	1,980,418
Nan Ya Plastics Corp.	34,353,860	76,523,484
Taiwan Fertilizer Co. Ltd.	5,205,000	18,782,908
TSRC Corp.	3,123,000	5,931,984

		259,842,317
COMPUTERS-14.82%
Acer Inc.	18,759,841	55,388,688
Advantech Co. Ltd.	2,082,883	5,575,765
Chicony Electronics Co. Ltd.	3,123,515	6,639,999
Chimei Innolux Corp.(a)	35,395,008	48,536,417
Clevo Co.	3,328,300	7,228,195
CMC Magnetics Corp.(a)	18,738,400	4,641,185

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Taiwan Index Fund

November 30, 2010

Compal Electronics Inc.	30,189,554	37,535,770
Foxconn Technology Co. Ltd.	5,205,742	17,077,805
HTC Corp.	5,205,080	144,289,104
Inotera Memories Inc.(a)	13,533,024	5,926,872
Inventec Co. Ltd.	13,533,752	6,948,355
Lite-On Technology Corp.	14,656,178	19,015,889
MiTAC International Corp.	8,328,585	3,579,249
Qisda Corp.(a)	11,451,211	7,550,868
Quanta Computer Inc.	18,738,240	36,821,802
Wistron Corp.	13,533,443	27,437,604

		434,193,567
DIVERSIFIED FINANCIAL SERVICES-8.68%
Capital Securities Corp.	8,328,200	3,688,369
Chinatrust Financial Holding Co. Ltd.	65,583,596	39,480,324
E.Sun Financial Holding Co. Ltd.	23,943,369	12,292,749
First Financial Holding Co. Ltd.	35,394,386	23,687,213
Fubon Financial Holding Co. Ltd.	37,476,979	45,735,869
Hua Nan Financial Holdings Co. Ltd.	29,148,506	18,790,065
KGI Securities Co. Ltd.	19,779,000	9,116,541
Mega Financial Holding Co. Ltd.	57,255,136	38,035,479
Polaris Securities Co. Ltd.	14,574,991	7,865,451
SinoPac Financial Holdings Co. Ltd.	41,640,193	15,163,000
Taishin Financial Holdings Co. Ltd.(a)	30,189,117	13,221,511
Yuanta Financial Holding Co. Ltd.	44,763,076	27,387,234

		254,463,805
ELECTRICAL COMPONENTS & EQUIPMENT-3.36%
Delta Electronics Inc.	13,533,180	60,157,332
Pacific Electric Wire & Cable Co. Ltd.(b)	197	0
Simplo Technology Co. Ltd.	1,308,930	8,480,724
Tatung Co. Ltd.(a)	34,353,120	8,204,403
Walsin Lihwa Corp.(a)	23,943,069	14,020,628
Young Fast Optoelectronics Co. Ltd.	693,475	7,530,230

		98,393,317
ELECTRONICS-15.96%
ASUSTeK Computer Inc.	4,164,670	36,000,674
AU Optronics Corp.(a)	55,173,830	55,205,505
Cheng Uei Precision Industry Co. Ltd.	2,106,239	4,415,277
Chunghwa Picture Tubes Ltd.(a)	34,826,621	4,958,502
Coretronic Corp.	4,164,000	5,942,229
E Ink Holdings Inc.(a)	5,205,000	10,006,167
HannStar Display Corp.(a)	34,353,675	6,322,451
Hon Hai Precision Industry Co. Ltd.	63,501,926	226,029,984
Kinsus Interconnect Technology Corp.	2,082,043	6,283,866
Micro-Star International Co. Ltd.	1,315,000	685,918
Nan Ya Printed Circuit Board Corp.	1,069,453	3,789,090
Pegatron Corp.(a)	11,451,037	15,683,779
Phison Electronics Corp.	1,041,698	5,570,303
Pixart Imaging Inc.	1,041,682	4,732,977
Synnex Technology International Corp.	8,328,538	20,846,960
Tripod Technology Corp.	3,123,488	13,628,275
Unimicron Technology Corp.	9,369,794	17,090,480
Wintek Corp.(a)	8,328,000	14,862,403
WPG Holdings Co. Ltd.	8,328,243	15,491,229
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	22

		467,546,091

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Taiwan Index Fund

November 30, 2010

ENERGY - ALTERNATE SOURCES-0.26%
Motech Industries Inc.	2,105,803	7,771,765

		7,771,765
FOOD-1.28%
Uni-President Enterprises Co.	27,066,823	37,426,936

		37,426,936
HOME FURNISHINGS-0.26%
Teco Electric and Machinery Co. Ltd.	12,492,092	7,724,955

		7,724,955
INSURANCE-3.24%
Cathay Financial Holding Co. Ltd.	48,927,960	73,915,609
China Life Insurance Co. Ltd.	8,408,152	6,730,383
Shin Kong Financial Holding Co. Ltd.(a)	39,558,411	14,404,933

		95,050,925
INTERNET-0.06%
Chinese Gamer International Corp.	233,000	1,891,823

		1,891,823
INVESTMENT COMPANIES-0.66%
China Development Financial Holding Corp.	66,624,820	19,255,792

		19,255,792
IRON & STEEL-2.97%
China Steel Corp.	74,952,467	77,085,536
Feng Hsin Iron & Steel Co. Ltd.	3,123,050	5,225,147
Tung Ho Steel Enterprise Corp.	5,205,882	4,841,688

		87,152,371
LEISURE TIME-0.28%
Giant Manufacturing Co. Ltd.	2,180,590	8,369,689

		8,369,689
MANUFACTURING-0.79%
Largan Precision Co. Ltd.	1,041,794	23,103,510

		23,103,510
METAL FABRICATE & HARDWARE-0.33%
Catcher Technology Co. Ltd.	3,123,743	9,581,562

		9,581,562
OIL & GAS-0.79%
Formosa Petrochemical Corp.	8,328,950	23,061,212

		23,061,212
REAL ESTATE-0.53%
Farglory Land Development Co. Ltd.	2,082,000	5,334,346
Highwealth Construction Corp.	2,082,000	4,535,218
Ruentex Development Co. Ltd.	3,168,000	5,570,567

		15,440,131

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Taiwan Index Fund

November 30, 2010

RETAIL-0.87%
Far Eastern Department Stores Co. Ltd.	6,421,203	8,836,856
President Chain Store Corp.	4,164,215	16,803,033

		25,639,889
SEMICONDUCTORS-22.86%
Advanced Semiconductor Engineering Inc.	35,507,755	36,692,997
Epistar Corp.	4,164,047	14,138,567
Everlight Electronics Co. Ltd.	2,082,784	5,657,493
Macronix International Co. Ltd.	24,984,527	14,999,322
MediaTek Inc.	6,810,632	87,248,480
Nanya Technology Corp.(a)	10,410,920	5,396,294
Novatek Microelectronics Corp. Ltd.	3,123,544	9,939,597
Powerchip Technology Corp.(a)	39,558,018	6,890,940
Powertech Technology Inc.	4,164,760	13,184,593
Realtek Semiconductor Corp.	3,157,621	7,385,824
Richtek Technology Corp.	1,041,416	9,292,714
Siliconware Precision Industries Co. Ltd.	21,861,214	22,770,230
Sino-American Silicon Products Inc.	2,082,000	7,035,053
Taiwan Semiconductor Manufacturing Co. Ltd.	180,093,882	374,574,005
Transcend Information Inc.	1,041,905	2,426,811
United Microelectronics Corp.	90,567,501	44,864,078
Vanguard International Semiconductor Corp.	5,205,416	2,134,592
Winbond Electronics Corp.(a)	19,779,000	5,093,583

		669,725,173
TELECOMMUNICATIONS-4.53%
Chunghwa Telecom Co. Ltd.	35,394,560	85,924,627
Compal Communications Inc.	530,000	369,474
Far EasTone Telecommunications Co. Ltd.	11,451,259	16,153,667
Taiwan Mobile Co. Ltd.	13,533,677	30,323,961

		132,771,729
TEXTILES-1.26%
Far Eastern New Century Corp.	20,820,201	30,770,116
Formosa Taffeta Co. Ltd.	5,205,515	4,457,113
Tainan Spinning Co. Ltd.	2,394,000	1,727,811

		36,955,040
TRANSPORTATION-1.02%
Evergreen International Storage & Transport Corp.	3,123,000	2,725,229
Evergreen Marine Corp. Ltd.(a)	9,369,467	7,884,092
U-Ming Marine Transport Corp.	3,123,800	6,333,170
Wan Hai Lines Ltd.(a)	7,287,433	5,426,875
Yang Ming Marine Transport Corp.(a)	9,369,305	7,422,905

		29,792,271

TOTAL COMMON STOCKS
(Cost: $1,861,939,809)		2,913,519,550

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Taiwan Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-0.22%

MONEY MARKET FUNDS-0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	6,439,322	6,439,322

		6,439,322

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,439,322)		6,439,322

TOTAL INVESTMENTS IN SECURITIES-99.65%
(Cost: $1,868,379,131)		2,919,958,872
Other Assets, Less Liabilities-0.35%		10,261,669

NET ASSETS-100.00%		$2,930,220,541

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Thailand Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.11%

AGRICULTURE-3.15%
Charoen Pokphand Foods PCL NVDR	26,138,200	$21,616,110

		21,616,110
AIRLINES-1.12%
Thai Airways International PCL NVDR	4,224,948	7,686,806

		7,686,806
AUTO PARTS & EQUIPMENT-0.03%
Somboon Advance Technology PCL NVDR	187,600	179,967

		179,967
BANKS-27.73%
Bangkok Bank PCL Foreign	1,002,800	4,876,335
Bangkok Bank PCL NVDR	10,660,200	50,779,649
Bank of Ayudhya PCL NVDR	15,892,200	11,828,465
Kasikornbank PCL Foreign	850,200	3,403,050
Kasikornbank PCL NVDR	14,780,400	58,427,317
Kiatnakin Bank PCL NVDR	2,114,600	2,658,115
Krung Thai Bank PCL NVDR	24,372,400	13,060,962
Siam Commercial Bank PCL NVDR	13,319,800	45,603,682

		190,637,575
BUILDING MATERIALS-4.83%
Dynasty Ceramic PCL NVDR	1,441,600	2,742,044
Siam Cement PCL NVDR	2,616,000	28,730,136
TPI Polene PCL NVDR	4,229,200	1,706,789

		33,178,969
CHEMICALS-6.45%
Indorama Ventures PCL NVDR	4,905,505	8,722,160
IRPC PCL NVDR	85,957,400	13,136,725
PTT Chemical PCL NVDR	3,161,000	16,050,728
Siam Gas and Petrochemicals PCL NVDR	2,861,000	1,618,362
Sri Trang Agro-Industry PCL NVDR	3,052,000	3,205,458
Thai Plastic & Chemical PCL NVDR	1,896,600	1,584,160

		44,317,593
COAL-5.18%
Banpu PCL NVDR	1,417,000	35,624,214

		35,624,214
COMMERCIAL SERVICES-0.29%
Bangkok Expressway PCL NVDR	3,291,800	2,014,499

		2,014,499

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Thailand Investable Market Index Fund

November 30, 2010

COMPUTERS-0.25%
Cal-Comp Electronics (Thailand) PCL NVDR	16,506,500	1,703,615

		1,703,615
DIVERSIFIED FINANCIAL SERVICES-1.99%
Kim Eng Securities (Thailand) PCL NVDR	2,653,200	1,316,507
Phatra Securities PCL NVDR	1,004,600	880,645
Thanachart Capital PCL NVDR	5,689,800	7,011,083
TISCO Financial Group PCL NVDR	3,139,200	4,491,247

		13,699,482
ELECTRIC-1.45%
Electricity Generating PCL NVDR	1,195,400	3,717,089
Glow Energy PCL NVDR	4,170,482	6,242,617

		9,959,706
ELECTRONICS-1.16%
Delta Electronics (Thailand) PCL NVDR	3,815,000	4,133,022
Hana Microelectronics PCL NVDR	4,708,800	3,862,992

		7,996,014
ENGINEERING & CONSTRUCTION-0.72%
CH. Karnchang PCL NVDR	3,597,000	1,076,839
Italian-Thai Development PCL NVDR(a)	11,706,600	1,789,100
Sino-Thai Engineering & Construction PCL NVDR	4,839,600	2,097,214

		4,963,153
ENTERTAINMENT-0.25%
Major Cineplex Group PCL NVDR	3,967,600	1,745,586

		1,745,586
FOOD-1.67%
GFPT PCL NVDR	5,182,900	1,354,446
Khon Kaen Sugar Industry PCL NVDR	4,054,800	1,810,777
Thai Union Frozen Products PCL NVDR	3,204,060	5,696,931
Thai Vegetable Oil PCL NVDR	2,594,280	2,638,906

		11,501,060
HEALTH CARE - SERVICES-0.88%
Bangkok Chain Hospital PCL NVDR	3,618,800	766,137
Bangkok Dusit Medical Services PCL NVDR	2,114,600	2,675,602
Bumrungrad Hospital PCL NVDR	2,393,600	2,593,133

		6,034,872
HOME BUILDERS-0.19%
Asian Property Development PCL NVDR	6,125,800	1,317,158

		1,317,158
IRON & STEEL-1.10%
G J Steel PCL NVDR(a)	159,065,200	1,262,840
G Steel PCL NVDR(a)	53,976,800	1,285,587
Sahaviriya Steel Industries PCL NVDR(a)	60,137,900	2,904,444
Tata Steel (Thailand) PCL NVDR(a)	17,505,400	943,890
Thainox Stainless PCL NVDR(a)	23,435,000	1,162,835

		7,559,596

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Thailand Investable Market Index Fund

November 30, 2010

LODGING-0.70%
Central Plaza Hotel PCL NVDR	4,011,200	613,025
Minor International PCL NVDR	10,856,400	4,201,782

		4,814,807
MEDIA-1.52%
BEC World PCL NVDR	8,349,400	9,666,854
MCOT PCL NVDR	872,000	807,675

		10,474,529
METAL FABRICATE & HARDWARE-0.02%
STP & I PCL NVDR	180,400	164,109

		164,109
OIL & GAS-23.67%
Bangchak Petroleum PCL NVDR	2,049,200	1,043,919
Esso (Thailand) PCL NVDR	9,047,000	1,945,269
PTT Aromatics & Refining PCL NVDR	9,570,200	12,030,023
PTT Exploration & Production PCL NVDR	10,115,200	55,879,537
PTT PCL NVDR	7,433,800	75,985,584
Thai Oil PCL NVDR	7,106,800	15,809,868

		162,694,200
PACKAGING & CONTAINERS-0.35%
Polyplex PCL NVDR	2,005,600	2,421,581

		2,421,581
REAL ESTATE-2.93%
Amata Corp. PCL NVDR	4,556,200	2,140,193
Bangkok Land PCL NVDR(a)	69,803,600	1,639,449
Central Pattana PCL NVDR	3,141,245	2,727,677
Hemaraj Land and Development PCL NVDR	38,084,600	2,204,699
LPN Development PCL NVDR	3,858,600	1,270,032
Pruksa Real Estate PCL NVDR	4,817,800	3,346,801
Quality Houses PCL NVDR	28,296,400	1,984,399
Rojana Industrial Park PCL NVDR	2,725,000	955,508
Sansiri PCL NVDR	4,076,600	755,176
Supalai PCL NVDR	5,232,000	1,938,419
Ticon Industrial Connection PCL NVDR	2,594,283	1,167,127

		20,129,480
RETAIL-5.59%
CP All PCL NVDR	19,205,800	26,048,223
Home Product Center PCL NVDR	13,415,133	3,993,920
Robinson Department Store PCL NVDR	3,880,400	3,106,374
Siam Makro PCL NVDR	968,800	5,271,836

		38,420,353
TELECOMMUNICATIONS-4.59%
Advanced Information Service PCL NVDR	7,760,800	23,233,622
Jasmine International PCL NVDR	31,501,000	2,042,407
Samart Corp. PCL NVDR	1,441,000	386,110
Thaicom PCL NVDR(a)	3,815,000	744,575
True Corp. PCL NVDR(a)	24,568,600	5,160,787

		31,567,501

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Thailand Investable Market Index Fund

November 30, 2010

TRANSPORTATION-0.99%
Bangkok Metro PCL NVDR(a)	23,260,600	569,396
Precious Shipping PCL NVDR	3,263,300	2,007,853
Regional Container Lines PCL NVDR(a)	1,245,200	621,982
Tanayong PCL NVDR	71,002,600	1,878,997
Thoresen Thai Agencies PCL NVDR	2,528,830	1,706,521

		6,784,749
WATER-0.31%
Thai Tap Water Supply PCL NVDR	10,442,200	2,141,635

		2,141,635

TOTAL COMMON STOCKS
(Cost: $554,221,321)		681,348,919

RIGHTS-0.00%

IRON & STEEL-0.00%
G J Steel PCL NVDR(a)(b)	12,827,101	42

		42

TOTAL RIGHTS
(Cost: $0)		42

WARRANTS-0.01%

REAL ESTATE-0.01%
Bangkok Land PCL NVDR (Expires 9/22/15)(a)	6,189,157	38,900

		38,900

TOTAL WARRANTS
(Cost: $0)		38,900

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Thailand Investable Market Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-0.14%

MONEY MARKET FUNDS-0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	970,880	970,880

		970,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $970,880)		970,880

TOTAL INVESTMENTS IN SECURITIES-99.26%
(Cost: $555,192,201)		682,358,741
Other Assets, Less Liabilities-0.74%		5,076,863

NET ASSETS-100.00%		$687,435,604

NVDR - Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Turkey Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.71%

AEROSPACE & DEFENSE-0.31%
Aselsan Elektronik Sanayi ve TAS(a)	477,224	$2,437,724

		2,437,724
AIRLINES-1.90%
Turk Hava Yollari Anonim Ortakligi(b)	4,060,928	14,709,212

		14,709,212
AUTO MANUFACTURERS-0.16%
Otokar Otomotiv Ve Savunma Sanayi AS(a)	85,144	1,203,109

		1,203,109
BANKS-44.66%
Akbank TAS	12,185,104	68,709,954
Albaraka Turk Katilim Bankasi AS(a)	1,910,288	3,497,675
Asya Katilim Bankasi AS	4,564,136	9,477,077
Sekerbank TAS(a)	2,656,632	3,066,565
Tekstil Bankasi AS(b)	1,057,920	757,963
Turk Ekonomi Bankasi AS	0	1
Turkiye Garanti Bankasi AS	21,326,600	117,993,793
Turkiye Halk Bankasi AS	3,172,600	29,781,272
Turkiye Is Bankasi AS	15,991,528	61,742,532
Turkiye Vakiflar Bankasi TAO	7,611,920	21,057,255
Yapi ve Kredi Bankasi AS(b)	8,824,585	30,441,715

		346,525,802
BEVERAGES-4.77%
Anadolu Efes Biracilik ve Malt Sanayii AS	2,056,216	28,304,685
Coca-Cola Icecek AS	645,656	8,716,399

		37,021,084
BUILDING MATERIALS-2.06%
Adana Cimento Sanayii TAS Class A	581,160	2,097,327
Afyon Cimento Sanayi TAS	7,192	796,779
Akcansa Cimento Sanayi ve TAS	485,576	2,293,552
Baticim Bati Anodolu Cimento Sanayii AS	323,176	1,440,721
Bolu Cimento Sanayii AS	724,768	759,675
Bursa Cimento Fabrikasi AS	482,328	1,423,882
Cimsa Cimento Sanayi ve TAS	411,336	2,641,457
Goltas Goller Bolgesi Cimento Sanayi ve TAS	29,232	1,115,059
Konya Cimento Sanayii AS	9,976	929,831
Mardin Cimento Sanayii ve TAS	499,728	2,479,744

		15,978,027
CHEMICALS-1.57%
Aksa Akrilik Kimya Sanayii AS	843,088	1,588,410
Bagfas Bandirma Gubre Fabrikalari AS(a)(b)	18,328	1,775,168
Gubre Fabrikalari TAS(a)(b)	211,816	2,543,370
Petkim Petrokimya Holding AS(a)(b)	4,059,536	6,274,857

		12,181,805

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Turkey Investable Market Index Fund

November 30, 2010

COMMERCIAL SERVICES-0.67%
Ihlas Holding AS(a)(b)	3,008,112	2,434,587
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	984,376	2,762,313

		5,196,900
DISTRIBUTION & WHOLESALE-0.61%
Aygaz AS	913,152	4,737,195

		4,737,195
DIVERSIFIED FINANCIAL SERVICES-0.86%
Is Finansal Fabrikasi AS(b)	1,332,144	1,078,158
Is Yatirim Menkul Degerler AS	599,488	946,518
Turkiye Sinai Kalkinma Bankasi AS(a)	2,838,521	4,651,152

		6,675,828
ELECTRIC-0.59%
Akenerji Elektrik Uretim AS(a)(b)	1,143,760	2,731,548
Zorlu Enerji Elektrik Uretim AS(a)(b)	998,992	1,829,122

		4,560,670
ENGINEERING & CONSTRUCTION-1.35%
Enka Insaat ve Sanayi AS	2,902,553	10,474,916

		10,474,916
ENTERTAINMENT-0.50%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret AS	121,800	677,116
Fenerbahce Sportif Hizmetler Sanayi ve TAS	38,048	1,463,967
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	8,266	1,705,404

		3,846,487
FOOD-4.58%
Banvit Bandirma Vitaminli Yem Sanayii AS(a)(b)	253,344	1,015,124
BIM Birlesik Magazalar AS(a)	847,728	28,821,852
Pinar Sut Mamulleri Sanayii AS	182,352	1,512,140
Tat Konserve Sanayii AS(a)(b)	483,488	1,212,408
Ulker Biskuvi Sanayi AS(a)	952,592	2,944,858

		35,506,382
FOREST PRODUCTS & PAPER-0.50%
Ipek Matbaacilik Sanayi ve TAS(b)	527,104	1,202,891
Kartonsan Karton Sanayi ve TAS	18,792	1,770,243
Tire Kutu Ve Kagit Sanayii AS(b)	810,376	865,533

		3,838,667
HOLDING COMPANIES - DIVERSIFIED-9.84%
Alarko Holding AS	678,368	1,521,085
Dogan Sirketler Grubu Holdings AS(b)	8,701,625	6,118,962
Eczacibasi Yatirim Holding Ortakligi AS(a)	320,160	1,027,978
Haci Omer Sabanci Holding AS	6,217,600	30,605,408
KOC Holding AS	6,130,600	28,713,041
Tekfen Holding AS	1,313,816	5,246,897
Yazicilar Holding AS	405,536	3,093,846

		76,327,217

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Turkey Investable Market Index Fund

November 30, 2010

HOME FURNISHINGS-1.49%
Arcelik AS	1,714,712	8,827,229
Vestel Beyaz Esya Sanayi ve TAS	673,032	1,419,824
Vestel Elektronik Sanayi ve TAS(a)(b)	845,176	1,328,823

		11,575,876
HOUSEWARES-0.97%
Anadolu Cam Sanayii AS(b)	877,656	1,641,893
Turk Sise ve Cam Fabrikalari AS(b)	3,480,232	5,910,438

		7,552,331
INSURANCE-1.13%
Aksigorta AS(a)	1,237,720	1,740,724
Anadolu Anonim Turk Sigorta Sirketi(a)	2,273,601	2,111,610
Anadolu Hayat Emeklilik AS	505,296	1,796,727
Gunes Sigorta AS(a)(b)	378,856	500,148
Yapi Kredi Sigorta AS(a)(b)	283,736	2,578,734

		8,727,943
IRON & STEEL-2.43%
Eregli Demir ve Celik Fabrikalari TAS(b)	4,061,160	13,605,453
Izmir Demir Celik Sanayi AS(b)	380,712	770,314
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A(b)	1,886,392	1,263,935
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B(b)	929,160	622,563
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D(a)(b)	5,799,536	2,616,217

		18,878,482
LODGING-0.17%
Net Holding AS(b)	2,226,272	1,314,437

		1,314,437
MACHINERY-0.24%
Turk Traktor ve Ziraat Makineleri AS(a)	135,488	1,860,556

		1,860,556
MANUFACTURING-0.45%
Trakya Cam Sanayii AS(a)(b)	1,836,047	3,447,004

		3,447,004
MEDIA-0.72%
Dogan Gazetecilik AS(b)	320,427	629,206
Dogan Yayin Holding AS(a)(b)	2,537,152	2,844,492
Hurriyet Gazetecilik ve Matbaacilik AS(a)	1,959,472	2,131,839

		5,605,537
METAL FABRICATE & HARDWARE-0.12%
Borusan Mannesmann Boru Sanayi ve TAS	86,536	952,964

		952,964
MINING-0.89%
Koza Altin Isletmeleri AS	464,928	5,736,806
Park Elektrik Madencilik Sanayi ve TAS(a)(b)	681,848	1,194,161

		6,930,967

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Turkey Investable Market Index Fund

November 30, 2010

OIL & GAS-3.97%
Turkiye Petrol Rafinerileri AS	1,271,592	30,790,174

		30,790,174
PHARMACEUTICALS-0.84%
Deva Holding AS(b)	822,672	1,659,097
EIS Eczacibasi Ilac Sanayi ve TAS(a)	1,665,296	2,673,489
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,258,368	2,212,203

		6,544,789
REAL ESTATE INVESTMENT TRUSTS-0.72%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	22,394	778,456
Is Gayrimenkul Yatirim Ortakligi AS(a)	2,277,544	2,568,545
Sinpas Gayrimenkul Yatirim Ortakligi AS(a)(b)	1,808,087	2,267,006

		5,614,007
RETAIL-0.74%
Boyner Buyuk Magazacilik AS	372,824	860,705
Dogus Otomotiv Servis ve TAS(b)	782,072	3,144,060
Turcas Petrolculuk AS(a)	415,512	1,709,020

		5,713,785
TELECOMMUNICATIONS-9.79%
Nortel Networks Netas Telekomunikasyon AS	22,968	868,499
Turk Telekomunikasyon AS	5,329,272	22,202,354
Turkcell Iletisim Hizmetleri AS	7,818,864	52,907,266

		75,978,119
TRANSPORTATION-0.11%
Celebi Hava Servisi AS	61,248	881,705

		881,705

TOTAL COMMON STOCKS
(Cost: $706,767,250)		773,589,701
SHORT-TERM INVESTMENTS-4.28%

MONEY MARKET FUNDS-4.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	28,890,586	28,890,586
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	4,218,167	4,218,167
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	96,761	96,761

		33,205,514

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Turkey Investable Market Index Fund

November 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,205,514)	33,205,514

TOTAL INVESTMENTS IN SECURITIES-103.99%
(Cost: $739,972,764)	806,795,215
Other Assets, Less Liabilities-(3.99)%	(30,941,733)

NET ASSETS-100.00%	$775,853,482

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI United Kingdom Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.47%

AEROSPACE & DEFENSE-1.74%
BAE Systems PLC	1,479,570	$7,610,805
Cobham PLC	497,064	1,488,600
Rolls-Royce Group PLC(a)	803,408	7,619,737

		16,719,142
AGRICULTURE-4.62%
British American Tobacco PLC	866,584	31,451,856
Imperial Tobacco Group PLC	441,934	12,980,327

		44,432,183
AIRLINES-0.10%
British Airways PLC(a)(b)	249,724	994,049

		994,049
APPAREL-0.30%
Burberry Group PLC	188,932	2,930,565

		2,930,565
BANKS-15.12%
Barclays PLC	4,968,256	19,819,141
HSBC Holdings PLC	7,643,402	77,170,130
Lloyds Banking Group PLC(a)	17,731,596	16,681,810
Royal Bank of Scotland Group PLC(a)	7,532,844	4,409,789
Standard Chartered PLC	1,012,525	27,295,392

		145,376,262
BEVERAGES-3.38%
Diageo PLC	1,087,402	19,373,258
SABMiller PLC	413,922	13,111,608

		32,484,866
COMMERCIAL SERVICES-1.99%
Aggreko PLC	112,346	2,563,196
Babcock International Group PLC	155,854	1,263,354
Bunzl PLC	141,550	1,546,408
Capita Group PLC	266,114	2,702,103
Experian PLC	441,934	5,055,169
G4S PLC	612,092	2,267,763
Intertek Group PLC	69,136	1,953,116
Serco Group PLC	212,772	1,797,632

		19,148,741
DISTRIBUTION & WHOLESALE-0.35%
Wolseley PLC(a)	124,564	3,328,866

		3,328,866

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI United Kingdom Index Fund

November 30, 2010

DIVERSIFIED FINANCIAL SERVICES-0.56%
ICAP PLC	245,254	1,814,246
Investec PLC	209,494	1,619,860
London Stock Exchange Group PLC	65,858	777,948
Schroders PLC	49,170	1,222,136

		5,434,190
ELECTRIC-2.56%
International Power PLC	662,156	4,202,178
National Grid PLC	1,516,820	13,417,416
Scottish & Southern Energy PLC	400,214	6,980,665

		24,600,259
ENGINEERING & CONSTRUCTION-0.13%
Balfour Beatty PLC	295,318	1,259,244

		1,259,244
FOOD-4.91%
Associated British Foods PLC	154,960	2,560,481
J Sainsbury PLC	527,460	2,921,863
Tesco PLC	3,482,428	22,468,992
Unilever PLC	556,962	15,413,437
Wm Morrison Supermarkets PLC	920,224	3,898,064

		47,262,837
FOOD SERVICE-0.74%
Compass Group PLC	820,692	7,099,876

		7,099,876
GAS-1.11%
Centrica PLC	2,234,702	10,687,742

		10,687,742
HEALTH CARE - PRODUCTS-0.36%
Smith & Nephew PLC	385,612	3,498,106

		3,498,106
HOUSEHOLD PRODUCTS & WARES-1.47%
Reckitt Benckiser Group PLC	267,306	14,153,835

		14,153,835
INSURANCE-3.37%
Admiral Group PLC	86,420	2,056,478
Aviva PLC	1,221,502	6,745,582
Legal & General Group PLC	2,545,516	3,623,335
Old Mutual PLC	2,357,180	4,350,084
Prudential PLC	1,102,600	9,753,328
RSA Insurance Group PLC	1,502,814	2,810,831
Standard Life PLC	981,314	3,074,840

		32,414,478
INVESTMENT COMPANIES-0.55%
Man Group PLC	770,113	3,177,042
Resolution Ltd.	629,078	2,070,096

		5,247,138

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI United Kingdom Index Fund

November 30, 2010

LEISURE TIME-0.53%
Carnival PLC	77,778	3,175,967
Thomas Cook Group PLC	376,672	1,092,855
TUI Travel PLC	246,446	809,824

		5,078,646
LODGING-0.23%
InterContinental Hotels Group PLC	124,862	2,216,775

		2,216,775
MACHINERY-0.26%
Weir Group PLC (The)	91,486	2,479,079

		2,479,079
MANUFACTURING-0.49%
Invensys PLC	348,064	1,740,005
Smiths Group PLC	168,668	2,989,245

		4,729,250
MEDIA-2.34%
British Sky Broadcasting Group PLC	494,382	5,547,319
ITV PLC(a)	1,593,108	1,653,605
Pearson PLC	352,534	5,083,918
Reed Elsevier PLC	527,162	4,178,769
WPP PLC	545,340	6,042,669

		22,506,280
METAL FABRICATE & HARDWARE-0.27%
Johnson Matthey PLC	93,274	2,591,445

		2,591,445
MINING-13.85%
Anglo American PLC	572,458	25,145,266
Antofagasta PLC	172,244	3,527,413
BHP Billiton PLC	960,454	34,178,208
Eurasian Natural Resources Corp. PLC	111,750	1,528,889
Fresnillo PLC	78,970	1,735,304
Kazakhmys PLC	92,976	2,006,876
Lonmin PLC(a)	70,030	1,846,408
Randgold Resources Ltd.	39,038	3,644,712
Rio Tinto PLC	629,078	39,966,668
Vedanta Resources PLC	51,554	1,594,513
Xstrata PLC	892,808	17,964,168

		133,138,425
OIL & GAS-18.04%
BG Group PLC	1,467,948	26,553,171
BP PLC	8,156,856	54,108,803
Cairn Energy PLC(a)	607,622	3,657,375
Essar Energy PLC(a)	140,954	1,145,867
Royal Dutch Shell PLC Class A	1,538,872	46,397,476
Royal Dutch Shell PLC Class B	1,169,948	34,764,136
Tullow Oil PLC	384,122	6,861,501

		173,488,329

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI United Kingdom Index Fund

November 30, 2010

OIL & GAS SERVICES-0.51%
AMEC PLC	144,232	2,428,140
Petrofac Ltd.	112,346	2,433,724

		4,861,864
PACKAGING & CONTAINERS-0.19%
Rexam PLC	380,844	1,788,220

		1,788,220
PHARMACEUTICALS-8.04%
AstraZeneca PLC	621,926	29,013,127
GlaxoSmithKline PLC	2,253,774	42,540,197
Shire PLC	244,658	5,726,706

		77,280,030
REAL ESTATE-0.77%
British Land Co. PLC	381,738	2,859,545
Capital Shopping Centres Group PLC	204,726	1,248,221
Land Securities Group PLC	332,866	3,260,668

		7,368,434
REAL ESTATE INVESTMENT TRUSTS-0.34%
Hammerson PLC	307,536	1,883,198
SEGRO PLC	325,416	1,385,049

		3,268,247
RETAIL-1.39%
Home Retail Group PLC	359,090	1,127,406
Kingfisher PLC	1,026,312	3,756,071
Marks & Spencer Group PLC	686,890	3,985,810
Next PLC	79,566	2,490,635
Whitbread PLC	76,884	2,022,330

		13,382,252
SEMICONDUCTORS-0.37%
ARM Holdings PLC	574,544	3,541,487

		3,541,487
SOFTWARE-0.44%
Autonomy Corp. PLC(a)	93,572	1,942,507
Sage Group PLC (The)	571,564	2,290,293

		4,232,800
TELECOMMUNICATIONS-7.20%
BT Group PLC	3,368,294	8,917,547
Cable & Wireless Worldwide PLC	1,152,664	1,106,681
Inmarsat PLC	189,230	1,909,640
Vodafone Group PLC	22,892,360	57,309,690

		69,243,558

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI United Kingdom Index Fund

November 30, 2010

TRANSPORTATION-0.12%
FirstGroup PLC	207,706	1,170,319

		1,170,319
VENTURE CAPITAL-0.20%
3i Group PLC	419,286	1,948,479

		1,948,479
WATER-0.53%
Severn Trent PLC	103,704	2,335,341
United Utilities Group PLC	296,212	2,751,691

		5,087,032

TOTAL COMMON STOCKS
(Cost: $1,107,201,261)		956,473,330

PREFERRED STOCKS-0.01%

AEROSPACE & DEFENSE-0.01%
Rolls-Royce Group PLC Class C(c)	52,706,304	82,082

		82,082

TOTAL PREFERRED STOCKS
(Cost: $83,179)		82,082

SHORT-TERM INVESTMENTS-0.12%

MONEY MARKET FUNDS-0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	948,472	948,472
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	138,481	138,481
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	26,909	26,909

		1,113,862

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,113,862)		1,113,862

TOTAL INVESTMENTS IN SECURITIES-99.60%
(Cost: $1,108,398,302)		957,669,274
Other Assets, Less Liabilities-0.40%		3,866,859

NET ASSETS-100.00%		$961,536,133

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI United Kingdom Index Fund

November 30, 2010

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI USA Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.64%

ADVERTISING-0.18%
Interpublic Group of Companies Inc. (The)(a)	54	$575
Omnicom Group Inc.	37	1,681

		2,256
AEROSPACE & DEFENSE-1.95%
Boeing Co. (The)	78	4,974
General Dynamics Corp.	38	2,511
Goodrich Corp.	14	1,201
L-3 Communications Holdings Inc.	13	914
Lockheed Martin Corp.	36	2,450
Northrop Grumman Corp.	33	2,036
Raytheon Co.	44	2,035
Rockwell Collins Inc.	17	953
United Technologies Corp.	101	7,602

		24,676
AGRICULTURE-2.12%
Altria Group Inc.	235	5,640
Archer-Daniels-Midland Co.	73	2,116
Bunge Ltd.	15	912
Lorillard Inc.	18	1,433
Monsanto Co.	62	3,715
Philip Morris International Inc.	206	11,719
Reynolds American Inc.	42	1,300

		26,835
AIRLINES-0.06%
Delta Air Lines Inc.(a)	22	301
Southwest Airlines Co.	20	266
United Continental Holdings Inc.(a)	9	249

		816
APPAREL-0.57%
Coach Inc.	35	1,979
Nike Inc. Class B	43	3,704
Polo Ralph Lauren Corp.	6	655
VF Corp.	10	829

		7,167
AUTO MANUFACTURERS-0.74%
Ford Motor Co.(a)	335	5,340
General Motors Co.(a)	59	2,018
PACCAR Inc.	38	2,046

		9,404
AUTO PARTS & EQUIPMENT-0.41%
Autoliv Inc.	10	734
BorgWarner Inc.(a)	13	785
Goodyear Tire & Rubber Co. (The)(a)	25	239
Johnson Controls Inc.	78	2,842
TRW Automotive Holdings Corp.(a)	12	570

		5,170

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

BANKS-4.01%
Bank of America Corp.	1,133	12,406
Bank of New York Mellon Corp. (The)	137	3,698
BB&T Corp.	80	1,856
Comerica Inc.	19	693
Fifth Third Bancorp	91	1,088
KeyCorp	97	730
M&T Bank Corp.	10	770
Marshall & Ilsley Corp.	55	263
Northern Trust Corp.	24	1,207
PNC Financial Services Group Inc. (The)(b)	59	3,177
Regions Financial Corp.	131	705
State Street Corp.	58	2,506
SunTrust Banks Inc.	56	1,308
U.S. Bancorp	217	5,160
Wells Fargo & Co.	556	15,129

		50,696
BEVERAGES-2.40%
Brown-Forman Corp. Class B NVS	9	589
Coca-Cola Co. (The)	234	14,782
Coca-Cola Enterprises Inc.	32	773
Constellation Brands Inc. Class A(a)	22	453
Dr Pepper Snapple Group Inc.	28	1,025
Hansen Natural Corp.(a)	8	426
Molson Coors Brewing Co. Class B NVS	17	810
PepsiCo Inc.	179	11,569

		30,427
BIOTECHNOLOGY-1.32%
Alexion Pharmaceuticals Inc.(a)	10	764
Amgen Inc.(a)	104	5,480
Biogen Idec Inc.(a)	30	1,919
Celgene Corp.(a)	53	3,147
Genzyme Corp.(a)	31	2,208
Human Genome Sciences Inc.(a)	22	540
Illumina Inc.(a)	14	842
Life Technologies Corp.(a)	20	996
Vertex Pharmaceuticals Inc.(a)	24	795

		16,691
BUILDING MATERIALS-0.07%
Martin Marietta Materials Inc.	5	423
Masco Corp.	40	436

		859
CHEMICALS-1.94%
Air Products and Chemicals Inc.	25	2,156
Airgas Inc.	8	489
Celanese Corp. Series A	16	592
CF Industries Holdings Inc.	8	966
Dow Chemical Co. (The)	130	4,053
E.I. du Pont de Nemours and Co.	103	4,840
Eastman Chemical Co.	8	622
Ecolab Inc.	26	1,243

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

FMC Corp.	8	623
International Flavors & Fragrances Inc.	9	473
Lubrizol Corp.	8	836
Mosaic Co. (The)	17	1,150
PPG Industries Inc.	20	1,559
Praxair Inc.	35	3,222
Sherwin-Williams Co. (The)	11	816
Sigma-Aldrich Corp.	15	948

		24,588
COAL-0.31%
Alpha Natural Resources Inc.(a)	13	644
Arch Coal Inc.	18	526
CONSOL Energy Inc.	24	1,007
Peabody Energy Corp.	30	1,764

		3,941
COMMERCIAL SERVICES-1.30%
Alliance Data Systems Corp.(a)	6	378
Apollo Group Inc. Class A(a)	16	544
DeVry Inc.	7	301
Equifax Inc.	14	485
H&R Block Inc.	37	466
Iron Mountain Inc.	20	444
Lender Processing Services Inc.	11	338
Manpower Inc.	9	507
MasterCard Inc. Class A	11	2,607
McKesson Corp.	30	1,917
Moody’s Corp.	22	590
Pharmaceutical Product Development Inc.	12	299
Quanta Services Inc.(a)	23	405
R.R. Donnelley & Sons Co.	23	362
Robert Half International Inc.	16	444
SAIC Inc.(a)	44	674
Verisk Analytics Inc. Class A(a)	12	363
Visa Inc. Class A	54	3,988
Western Union Co.	76	1,341

		16,453
COMPUTERS-6.54%
Accenture PLC Class A	72	3,119
Apple Inc.(a)	102	31,737
Cognizant Technology Solutions Corp. Class A(a)	33	2,144
Computer Sciences Corp.(a)	17	759
Dell Inc.(a)	199	2,631
EMC Corp.(a)	231	4,964
Hewlett-Packard Co.	266	11,153
IHS Inc. Class A(a)	5	362
International Business Machines Corp.	142	20,087
NetApp Inc.(a)	37	1,884
SanDisk Corp.(a)	25	1,115
Seagate Technology PLC(a)	55	738
Synopsys Inc.(a)	16	411
Teradata Corp.(a)	19	781
Western Digital Corp.(a)	25	838

		82,723

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

COSMETICS & PERSONAL CARE-2.04%
Avon Products Inc.	48	1,371
Colgate-Palmolive Co.	52	3,981
Estee Lauder Companies Inc. (The) Class A	12	899
Procter & Gamble Co. (The)	321	19,603

		25,854
DISTRIBUTION & WHOLESALE-0.20%
Fastenal Co.(c)	15	803
Genuine Parts Co.	18	867
W.W. Grainger Inc.	7	874

		2,544
DIVERSIFIED FINANCIAL SERVICES-5.25%
American Express Co.	121	5,230
Ameriprise Financial Inc.	28	1,451
BlackRock Inc.(b)	10	1,630
Capital One Financial Corp.	53	1,973
Charles Schwab Corp. (The)	115	1,728
CIT Group Inc.(a)	22	868
Citigroup Inc.(a)	2,932	12,314
CME Group Inc.	8	2,304
Discover Financial Services	60	1,097
Eaton Vance Corp.	12	357
Franklin Resources Inc.	18	2,054
Goldman Sachs Group Inc. (The)	55	8,588
IntercontinentalExchange Inc.(a)	7	789
Invesco Ltd.	47	1,022
Jefferies Group Inc.	11	266
JPMorgan Chase & Co.	449	16,784
Legg Mason Inc.	18	587
Morgan Stanley	143	3,498
NASDAQ OMX Group Inc. (The)(a)	16	343
NYSE Euronext Inc.	29	792
SLM Corp.(a)	52	601
T. Rowe Price Group Inc.	30	1,750
TD AMERITRADE Holding Corp.	29	485

		66,511
ELECTRIC-3.06%
AES Corp. (The)(a)	74	800
Allegheny Energy Inc.	19	434
Alliant Energy Corp.	12	436
Ameren Corp.	26	747
American Electric Power Co. Inc.	53	1,887
Calpine Corp.(a)	39	472
CenterPoint Energy Inc.	41	641
Consolidated Edison Inc.	33	1,596
Constellation Energy Group Inc.	20	567
Dominion Resources Inc.	69	2,866
DTE Energy Co.	18	802
Duke Energy Corp.	150	2,632
Edison International	34	1,256
Entergy Corp.	21	1,496
Exelon Corp.	76	2,992
FirstEnergy Corp.	34	1,194
Integrys Energy Group Inc.	8	390
MDU Resources Group Inc.	20	409
NextEra Energy Inc.	45	2,278
Northeast Utilities	19	591
NRG Energy Inc.(a)	28	543
NSTAR	12	497

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

Pepco Holdings Inc.	24	440
PG&E Corp.	41	1,924
Pinnacle West Capital Corp.	12	485
PPL Corp.	52	1,321
Progress Energy Inc.	31	1,354
Public Service Enterprise Group Inc.	56	1,726
SCANA Corp.	13	528
Southern Co.	91	3,432
Wisconsin Energy Corp.	13	783
Xcel Energy Inc.	50	1,175

		38,694

ELECTRICAL COMPONENTS & EQUIPMENT-0.47%
AMETEK Inc.	12	710
Emerson Electric Co.	86	4,736
Energizer Holdings Inc.(a)	7	493

		5,939

ELECTRONICS-0.78%
Agilent Technologies Inc.(a)	38	1,331
Amphenol Corp. Class A	19	951
Arrow Electronics Inc.(a)	13	403
Avnet Inc.(a)	17	521
Dolby Laboratories Inc. Class A(a)	6	380
Flextronics International Ltd.(a)	90	653
FLIR Systems Inc.(a)	17	456
Garmin Ltd.	13	376
Thermo Fisher Scientific Inc.(a)	47	2,390
Tyco Electronics Ltd.	51	1,551
Waters Corp.(a)	12	922

		9,934
ENERGY - ALTERNATE SOURCES-0.06%
First Solar Inc.(a)(c)	6	737

		737
ENGINEERING & CONSTRUCTION-0.23%
Fluor Corp.	20	1,157
Foster Wheeler AG(a)(c)	14	392
Jacobs Engineering Group Inc.(a)	14	539
KBR Inc.	18	487
URS Corp.(a)	9	356

		2,931
ENTERTAINMENT-0.04%
International Game Technology	33	511

		511
ENVIRONMENTAL CONTROL-0.29%
Republic Services Inc.	42	1,182
Stericycle Inc.(a)	9	665
Waste Management Inc.	54	1,849

		3,696
FOOD-1.88%
Campbell Soup Co.	23	780

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

ConAgra Foods Inc.	49	1,053
General Mills Inc.	76	2,685
H.J. Heinz Co.	35	1,689
Hershey Co. (The)	18	842
Hormel Foods Corp.	8	393
J.M. Smucker Co. (The)	13	822
Kellogg Co.	31	1,526
Kraft Foods Inc. Class A	198	5,989
Kroger Co. (The)	70	1,648
McCormick & Co. Inc. NVS	13	572
Ralcorp Holdings Inc.(a)	6	372
Safeway Inc.	45	1,035
Sara Lee Corp.	73	1,095
Sysco Corp.	69	2,002
Tyson Foods Inc. Class A	32	507
Whole Foods Market Inc.(a)	16	756

		23,766
FOREST PRODUCTS & PAPER-0.29%
International Paper Co.	45	1,124
MeadWestvaco Corp.	19	472
Plum Creek Timber Co. Inc.	18	649
Rayonier Inc.	9	459
Weyerhaeuser Co.	56	934

		3,638
GAS-0.17%
Energen Corp.	8	349
NiSource Inc.	30	502
Sempra Energy	26	1,302

		2,153
HAND & MACHINE TOOLS-0.08%
Stanley Black & Decker Inc.	17	1,012

		1,012
HEALTH CARE - PRODUCTS-3.34%
Baxter International Inc.	68	3,302
Beckman Coulter Inc.	8	438
Becton, Dickinson and Co.	26	2,026
Boston Scientific Corp.(a)	167	1,072
C.R. Bard Inc.	11	933
CareFusion Corp.(a)	21	480
Covidien PLC	58	2,440
DENTSPLY International Inc.	8	247
Edwards Lifesciences Corp.(a)	14	929
Henry Schein Inc.(a)	6	345
Hologic Inc.(a)	28	459
Intuitive Surgical Inc.(a)	4	1,041
Johnson & Johnson	307	18,896
Medtronic Inc.	126	4,225
Patterson Companies Inc.	10	297
St. Jude Medical Inc.(a)	37	1,432
Stryker Corp.	33	1,653
Varian Medical Systems Inc.(a)	14	922
Zimmer Holdings Inc.(a)	24	1,182

		42,319

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

HEALTH CARE - SERVICES-1.04%
Aetna Inc.	48	1,422
Covance Inc.(a)	7	314
Coventry Health Care Inc.(a)	16	405
DaVita Inc.(a)	11	800
Humana Inc.(a)	19	1,065
Laboratory Corp. of America Holdings(a)	12	984
Quest Diagnostics Inc.	17	838
UnitedHealth Group Inc.	132	4,821
WellPoint Inc.(a)	45	2,508

		13,157
HOLDING COMPANIES - DIVERSIFIED-0.04%
Leucadia National Corp.(a)	21	545

		545
HOME BUILDERS-0.07%
D.R. Horton Inc.	32	321
Pulte Group Inc.(a)	38	238
Toll Brothers Inc.(a)	15	269

		828
HOME FURNISHINGS-0.05%
Whirlpool Corp.	9	657

		657
HOUSEHOLD PRODUCTS & WARES-0.46%
Avery Dennison Corp.	11	413
Church & Dwight Co. Inc.	8	522
Clorox Co. (The)	15	927
Fortune Brands Inc.	17	1,004
Kimberly-Clark Corp.	48	2,971

		5,837
HOUSEWARES-0.04%
Newell Rubbermaid Inc.	31	520

		520
INSURANCE-3.51%
ACE Ltd.	39	2,282
Aflac Inc.	53	2,730
Allstate Corp. (The)	57	1,659
American International Group Inc.(a)	13	537
Aon Corp.	27	1,083
Arch Capital Group Ltd.(a)	6	542
Assurant Inc.	13	459
Axis Capital Holdings Ltd.	15	530
Berkshire Hathaway Inc. Class B(a)	93	7,410
Chubb Corp.	38	2,166
CIGNA Corp.	30	1,104
Cincinnati Financial Corp.	17	512
Everest Re Group Ltd.	7	584
Fidelity National Financial Inc. Class A	24	324
Genworth Financial Inc. Class A(a)	54	630
Hartford Financial Services Group Inc. (The)	46	1,024
Lincoln National Corp.	33	788

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

Loews Corp.	38	1,422
Marsh & McLennan Companies Inc.	58	1,455
MetLife Inc.	101	3,853
Old Republic International Corp.	27	342
PartnerRe Ltd.	7	543
Principal Financial Group Inc.	35	953
Progressive Corp. (The)	71	1,444
Prudential Financial Inc.	53	2,686
RenaissanceRe Holdings Ltd.	7	422
Torchmark Corp.	9	517
Transatlantic Holdings Inc.	7	354
Travelers Companies Inc. (The)	53	2,862
Unum Group	37	795
Validus Holdings Ltd.	10	292
W.R. Berkley Corp.	16	427
White Mountains Insurance Group Ltd.	1	318
Willis Group Holdings PLC	19	605
XL Group PLC	38	747

		44,401
INTERNET-3.00%
Akamai Technologies Inc.(a)	19	992
Amazon.com Inc.(a)	40	7,016
eBay Inc.(a)	134	3,903
Expedia Inc.	22	579
F5 Networks Inc.(a)	9	1,187
Google Inc. Class A(a)	27	15,004
Liberty Media Corp. - Liberty Interactive Group Series A(a)	63	974
McAfee Inc.(a)	17	796
Netflix Inc.(a)	5	1,030
Priceline.com Inc.(a)	5	1,970
Symantec Corp.(a)	90	1,512
VeriSign Inc.(a)	21	721
Yahoo! Inc.(a)	144	2,271

		37,955
IRON & STEEL-0.29%
Allegheny Technologies Inc.	10	517
Cliffs Natural Resources Inc.	15	1,025
Nucor Corp.	35	1,321
United States Steel Corp.	16	778

		3,641
LEISURE TIME-0.29%
Carnival Corp.	54	2,231
Harley-Davidson Inc.	26	813
Royal Caribbean Cruises Ltd.(a)	15	604

		3,648
LODGING-0.45%
Las Vegas Sands Corp.(a)	36	1,803
Marriott International Inc. Class A	33	1,294
MGM Resorts International(a)	29	355
Starwood Hotels & Resorts Worldwide Inc.	21	1,193
Wynn Resorts Ltd.	10	1,011

		5,656

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

MACHINERY-1.23%
AGCO Corp.(a)	10	451
Bucyrus International Inc.	9	802
Caterpillar Inc.	71	6,007
Cummins Inc.	23	2,234
Deere & Co.	47	3,511
Flowserve Corp.	6	633
Joy Global Inc.	11	839
Rockwell Automation Inc.	16	1,058

		15,535
MANUFACTURING-3.78%
3M Co.	76	6,382
Cooper Industries PLC	19	1,036
Danaher Corp.	64	2,768
Dover Corp.	21	1,151
Eaton Corp.	19	1,832
General Electric Co.	1,206	19,091
Honeywell International Inc.	83	4,126
Illinois Tool Works Inc.	50	2,381
Ingersoll-Rand PLC	38	1,558
ITT Corp.	19	874
Leggett & Platt Inc.	16	331
Pall Corp.	13	589
Parker Hannifin Corp.	18	1,444
Pentair Inc.	10	329
Roper Industries Inc.	10	724
SPX Corp.	5	328
Textron Inc.	30	671
Tyco International Ltd.	59	2,236

		47,851
MEDIA-2.92%
Cablevision NY Group Class A	27	855
CBS Corp. Class B NVS	71	1,196
Comcast Corp. Class A	222	4,440
Comcast Corp. Class A Special	87	1,650
DIRECTV Class A(a)	103	4,278
Discovery Communications Inc. Series A(a)	15	612
Discovery Communications Inc. Series C(a)	16	568
DISH Network Corp. Class A(a)	23	423
Liberty Global Inc. Series A(a)	14	494
Liberty Global Inc. Series C(a)	13	437
McGraw-Hill Companies Inc. (The)	35	1,207
News Corp. Class A NVS	208	2,837
News Corp. Class B	49	746
Scripps Networks Interactive Inc. Class A	10	510
Time Warner Cable Inc.	41	2,523
Time Warner Inc.	129	3,804
Viacom Inc. Class B NVS(a)	64	2,421
Walt Disney Co. (The)	207	7,558
Washington Post Co. (The) Class B	1	377

		36,936
METAL FABRICATE & HARDWARE-0.17%
Precision Castparts Corp.	16	2,209

		2,209

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

MINING-0.81%
Alcoa Inc.	117	1,535
Freeport-McMoRan Copper & Gold Inc.	49	4,965
Newmont Mining Corp.	55	3,235
Vulcan Materials Co.(c)	14	562

		10,297
OFFICE & BUSINESS EQUIPMENT-0.17%
Pitney Bowes Inc.	23	505
Xerox Corp.	148	1,696

		2,201
OIL & GAS-9.10%
Anadarko Petroleum Corp.	56	3,593
Apache Corp.	43	4,628
Cabot Oil & Gas Corp.	11	385
Chesapeake Energy Corp.	74	1,563
Chevron Corp.	223	18,056
Cimarex Energy Co.	9	725
Concho Resources Inc.(a)	10	827
ConocoPhillips	160	9,627
Denbury Resources Inc.(a)	42	764
Devon Energy Corp.	49	3,458
Diamond Offshore Drilling Inc.	8	518
EOG Resources Inc.	29	2,580
EQT Corp.	15	607
Exxon Mobil Corp.	575	39,996
Helmerich & Payne Inc.	12	544
Hess Corp.	33	2,312
Marathon Oil Corp.	82	2,745
Murphy Oil Corp.	20	1,350
Nabors Industries Ltd.(a)	31	685
Newfield Exploration Co.(a)	15	1,002
Noble Corp.	29	984
Noble Energy Inc.	21	1,706
Occidental Petroleum Corp.	92	8,112
Petrohawk Energy Corp.(a)	33	588
Pioneer Natural Resources Co.	13	1,041
Plains Exploration & Production Co.(a)	15	430
Pride International Inc.(a)	19	591
QEP Resources Inc.	19	667
Range Resources Corp.	20	840
Rowan Companies Inc.(a)	13	392
Southwestern Energy Co.(a)	38	1,376
Sunoco Inc.	13	522
Ultra Petroleum Corp.(a)	17	799
Valero Energy Corp.	62	1,208

		115,221
OIL & GAS SERVICES-2.03%
Baker Hughes Inc.	50	2,608
Cameron International Corp.(a)	27	1,299
FMC Technologies Inc.(a)	13	1,095
Halliburton Co.	104	3,936
National Oilwell Varco Inc.	49	3,003
Schlumberger Ltd.	156	12,065
Weatherford International Ltd.(a)	83	1,694

		25,700

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

PACKAGING & CONTAINERS-0.17%
Ball Corp.	10	659
Crown Holdings Inc.(a)	18	559
Owens-Illinois Inc.(a)	19	511
Sealed Air Corp.	18	418

		2,147
PHARMACEUTICALS-5.09%
Abbott Laboratories	175	8,139
Allergan Inc.	34	2,253
AmerisourceBergen Corp.	32	987
Bristol-Myers Squibb Co.	194	4,897
Cardinal Health Inc.	40	1,423
Cephalon Inc.(a)	8	508
Eli Lilly and Co.	117	3,938
Express Scripts Inc.(a)	60	3,126
Forest Laboratories Inc.(a)	33	1,052
Gilead Sciences Inc.(a)	94	3,431
Hospira Inc.(a)	18	1,013
Mead Johnson Nutrition Co. Class A	23	1,370
Medco Health Solutions Inc.(a)	53	3,250
Merck & Co. Inc.	346	11,927
Mylan Inc.(a)	34	665
Omnicare Inc.	13	300
Perrigo Co.	9	542
Pfizer Inc.	914	14,889
Warner Chilcott PLC Class A	12	228
Watson Pharmaceuticals Inc.(a)	11	536

		64,474
PIPELINES-0.43%
El Paso Corp.	77	1,039
Kinder Morgan Management LLC(a)	9	576
ONEOK Inc.	11	562
Spectra Energy Corp.	73	1,735
Williams Companies Inc. (The)	69	1,574

		5,486
REAL ESTATE-0.05%
CB Richard Ellis Group Inc. Class A(a)	33	633

		633
REAL ESTATE INVESTMENT TRUSTS-1.61%
AMB Property Corp.	18	525
Annaly Capital Management Inc.	75	1,364
AvalonBay Communities Inc.	9	993
Boston Properties Inc.	17	1,425
Duke Realty Corp.	25	278
Equity Residential	31	1,549
Federal Realty Investment Trust	7	542
General Growth Properties Inc.	48	777
HCP Inc.	32	1,054
Health Care REIT Inc.	14	648
Host Hotels & Resorts Inc.	70	1,154
Kimco Realty Corp.	44	733
Liberty Property Trust	12	376
Macerich Co. (The)	15	695
ProLogis	52	677

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

Public Storage	17	1,642
Regency Centers Corp.	10	407
Simon Property Group Inc.	32	3,152
Ventas Inc.	17	872
Vornado Realty Trust	18	1,468

		20,331
RETAIL-6.20%
Abercrombie & Fitch Co. Class A	10	503
Advance Auto Parts Inc.	10	660
American Eagle Outfitters Inc.	21	347
AutoZone Inc.(a)	3	778
Bed Bath & Beyond Inc.(a)	29	1,268
Best Buy Co. Inc.	40	1,709
CarMax Inc.(a)	25	823
Chipotle Mexican Grill Inc.(a)	3	775
Costco Wholesale Corp.	50	3,380
CVS Caremark Corp.	157	4,867
Darden Restaurants Inc.	15	734
Dollar General Corp.(a)	10	328
Dollar Tree Inc.(a)	15	824
Family Dollar Stores Inc.	15	753
GameStop Corp. Class A(a)	17	339
Gap Inc. (The)	54	1,153
Home Depot Inc. (The)	193	5,831
J.C. Penney Co. Inc.	23	765
Kohl’s Corp.(a)	34	1,918
Limited Brands Inc.	30	1,010
Lowe’s Companies Inc.	165	3,745
Macy’s Inc.	47	1,207
McDonald’s Corp.	122	9,553
Nordstrom Inc.	22	942
O’Reilly Automotive Inc.(a)	15	903
PetSmart Inc.	14	530
Ross Stores Inc.	14	908
Sears Holdings Corp.(a)(c)	5	328
Staples Inc.	82	1,805
Starbucks Corp.	86	2,632
Target Corp.	81	4,612
Tiffany & Co.	14	869
TJX Companies Inc. (The)	47	2,144
Urban Outfitters Inc.(a)	14	529
Wal-Mart Stores Inc.	231	12,495
Walgreen Co.	112	3,903
Yum! Brands Inc.	52	2,604

		78,474
SAVINGS & LOANS-0.15%
Hudson City Bancorp Inc.	52	590
New York Community Bancorp Inc.	44	739
People’s United Financial Inc.	41	508

		1,837
SEMICONDUCTORS-2.64%
Advanced Micro Devices Inc.(a)	63	459
Altera Corp.	33	1,158
Analog Devices Inc.	32	1,138
Applied Materials Inc.	151	1,877
Broadcom Corp. Class A	51	2,269
Cree Inc.(a)	11	717

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

Intel Corp.	625	13,200
KLA-Tencor Corp.	19	697
Lam Research Corp.(a)	14	635
Linear Technology Corp.	25	815
LSI Corp.(a)	72	413
Marvell Technology Group Ltd.(a)	58	1,119
Maxim Integrated Products Inc.	34	790
MEMC Electronic Materials Inc.(a)	25	289
Microchip Technology Inc.	20	672
Micron Technology Inc.(a)	94	682
National Semiconductor Corp.	26	347
NVIDIA Corp.(a)	61	830
Texas Instruments Inc.	142	4,516
Xilinx Inc.	31	841

		33,464
SOFTWARE-4.24%
Activision Blizzard Inc.	63	740
Adobe Systems Inc.(a)	58	1,608
Autodesk Inc.(a)	25	882
Automatic Data Processing Inc.	50	2,228
BMC Software Inc.(a)	20	888
CA Inc.	46	1,053
Cerner Corp.(a)	8	703
Citrix Systems Inc.(a)	20	1,328
Dun & Bradstreet Corp. (The)	6	452
Electronic Arts Inc.(a)	36	537
Fidelity National Information Services Inc.	35	941
Fiserv Inc.(a)	17	940
Intuit Inc.(a)	33	1,481
Microsoft Corp.	874	22,034
Nuance Communications Inc.(a)	23	407
Oracle Corp.	454	12,276
Paychex Inc.	36	1,027
Red Hat Inc.(a)	21	914
Salesforce.com Inc.(a)	14	1,949
SEI Investments Co.	15	339
Total System Services Inc.	19	287
VMware Inc. Class A(a)	8	652

		53,666
TELECOMMUNICATIONS-5.52%
American Tower Corp. Class A(a)	47	2,377
AT&T Inc.	668	18,564
CenturyLink Inc.	33	1,419
Cisco Systems Inc.(a)	647	12,396
Corning Inc.	176	3,108
Crown Castle International Corp.(a)	32	1,329
Frontier Communications Corp.	110	1,001
Harris Corp.	15	664
Juniper Networks Inc.(a)	58	1,973
MetroPCS Communications Inc.(a)	27	328
Motorola Inc.(a)	262	2,007
NII Holdings Inc.(a)	18	698
QUALCOMM Inc.	189	8,834
Qwest Communications International Inc.	172	1,204
SBA Communications Corp. Class A(a)	12	470
Sprint Nextel Corp.(a)	333	1,259
Telephone and Data Systems Inc.	6	214
Verizon Communications Inc.	322	10,307
Virgin Media Inc.	36	917
Windstream Corp.	61	795

		69,864

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

TEXTILES-0.06%
Cintas Corp.	15	401
Mohawk Industries Inc.(a)	6	315

		716
TOYS, GAMES & HOBBIES-0.13%
Hasbro Inc.	14	667
Mattel Inc.(a)	40	1,034

		1,701
TRANSPORTATION-1.76%
C.H. Robinson Worldwide Inc.	19	1,401
CSX Corp.	45	2,737
Expeditors International of Washington Inc.	26	1,375
FedEx Corp.	34	3,098
J.B. Hunt Transport Services Inc.	10	365
Norfolk Southern Corp.	41	2,467
Union Pacific Corp.	58	5,226
United Parcel Service Inc. Class B	80	5,610

		22,279
WATER-0.04%
American Water Works Co. Inc.	19	466

		466

TOTAL COMMON STOCKS
(Cost: $1,241,672)		1,261,274

SHORT-TERM INVESTMENTS-0.33%

MONEY MARKET FUNDS-0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(d)(e)	2,521	2,521
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(d)(e)	368	368
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(d)	1,296	1,296

		4,185

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,185)		4,185

TOTAL INVESTMENTS IN SECURITIES-99.97%
(Cost: $1,245,857)		1,265,459
Other Assets, Less Liabilities-0.03%		348

NET ASSETS-100.00%		$1,265,807

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Index Fund

November 30, 2010

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Emerging Markets Eastern Europe, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Israel Capped Investable Market, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market, iShares MSCI Netherlands Investable Market, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market, iShares MSCI Turkey Investable Market, iShares MSCI United Kingdom and iShares MSCI USA Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of November 30, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Australia
Common Stocks	$2,717,298,883	$—	$2,459	$2,717,301,342
Short-Term Investments	15,834,198	—	—	15,834,198

	$2,733,133,081	$—	$2,459	$2,733,135,540

Austria Investable Market
Common Stocks	$128,184,740	$—	$247	$128,184,987
Rights	—	—	—	—
Short-Term Investments	693,141	—	—	693,141

	$128,877,881	$—	$247	$128,878,128

Belgium Investable Market
Common Stocks	$53,720,231	$—	$—	$53,720,231
Rights	32	—	—	32
Short-Term Investments	670,213	—	—	670,213

	$54,390,476	$—	$—	$54,390,476

Brazil
Common Stocks	$5,192,675,880	$—	$—	$5,192,675,880
Preferred Stocks	5,974,995,923	—	—	5,974,995,923
Short-Term Investments	15,771,629	—	—	15,771,629

	$11,183,443,432	$—	$—	$11,183,443,432

BRIC
Common Stocks	$906,575,810	$—	$—	$906,575,810
Preferred Stocks	209,902,918	—	—	209,902,918
Rights	625,651	—	465,315	1,090,966
Short-Term Investments	58,625,688	—	—	58,625,688

	$1,175,730,067	$—	$465,315	$1,176,195,382

Canada
Common Stocks	$4,231,310,228	$—	$—	$4,231,310,228
Short-Term Investments	7,495,342	—	—	7,495,342

	$4,238,805,570	$—	$—	$4,238,805,570

Chile Investable Market
Common Stocks	$944,557,590	$—	$—	$944,557,590
Rights	322,887	—	—	322,887
Short-Term Investments	2,885,638	—	—	2,885,638

	$947,766,115	$—	$—	$947,766,115

Emerging Markets Eastern Europe
Common Stocks	$16,698,188	$—	$—	$16,698,188
Preferred Stocks	181,724	—	—	181,724
Short-Term Investments	6,523	—	—	6,523

	$16,886,435	$—	$—	$16,886,435

Emerging Markets
Common Stocks	$42,393,091,322	$—	$—	$42,393,091,322
Exchange-Traded Funds	196,280,407	—	—	196,280,407
Preferred Stocks	3,469,132,871	—	—	3,469,132,871
Rights	13,253,806	—	10,598,182	23,851,988
Short-Term Investments	1,622,480,635	—	—	1,622,480,635

	$47,694,239,041	$—	$10,598,182	$47,704,837,223

EMU
Common Stocks	$760,670,609	$—	$81	$760,670,690
Preferred Stocks	17,640,658	—	—	17,640,658
Rights	20,033	—	—	20,033
Short-Term Investments	7,175,248	—	—	7,175,248

	$785,506,548	$—	$81	$785,506,629

France
Common Stocks	$265,224,850	$—	$—	$265,224,850
Short-Term Investments	481,552	—	—	481,552

	$265,706,402	$—	$—	$265,706,402

Germany
Common Stocks	$1,556,674,432	$—	$—	$1,556,674,432
Preferred Stocks	117,027,345	—	—	117,027,345
Short-Term Investments	12,004,444	—	—	12,004,444

	$1,685,706,221	$—	$—	$1,685,706,221

Hong Kong
Common Stocks	$2,032,161,364	$—	$—	$2,032,161,364
Short-Term Investments	86,113,519	—	—	86,113,519

	$2,118,274,883	$—	$—	$2,118,274,883

Israel Capped Investable Market
Common Stocks	$127,127,090	$—	$457,802	$127,584,892
Short-Term Investments	1,037,528	—	—	1,037,528

	$128,164,618	$—	$457,802	$128,622,420

Italy
Common Stocks	$91,349,240	$—	$—	$91,349,240
Preferred Stocks	1,574,359	—	—	1,574,359
Short-Term Investments	50,382	—	—	50,382

	$92,973,981	$—	$—	$92,973,981

Japan
Common Stocks	$3,986,036,415	$—	$—	$3,986,036,415
Short-Term Investments	22,295,123	—	—	22,295,123

	$4,008,331,538	$—	$—	$4,008,331,538

Japan Small Cap
Common Stocks	$38,235,271	$—	$31,071	$38,266,342
Short-Term Investments	585,123	—	—	585,123

	$38,820,394	$—	$31,071	$38,851,465

Malaysia
Common Stocks	$961,919,558	$—	$—	$961,919,558
Short-Term Investments	256,867	—	—	256,867

	$962,176,425	$—	$—	$962,176,425

Mexico Investable Market
Common Stocks	$1,572,108,269	$—	$—	1,572,108,269
Short-Term Investments	30,403,659	—	—	30,403,659

	$1,602,511,928	$—	$—	$1,602,511,928

Netherlands Investable Market
Common Stocks	$157,018,658	$—	$—	$157,018,658
Short-Term Investments	662,230	—	—	662,230

	$157,680,888	$—	$—	$157,680,888

Pacific ex-Japan
Common Stocks	$4,068,602,037	$—	$3,515	$4,068,605,552
Short-Term Investments	96,206,154	—	—	96,206,154

	$4,164,808,191	$—	$3,515	$4,164,811,706

Singapore
Common Stocks	$2,150,015,798	$—	$—	$2,150,015,798
Short-Term Investments	125,379,062	—	—	125,379,062

	$2,275,394,860	$—	$—	$2,275,394,860

South Africa
Common Stocks	$642,075,780	$—	$—	$642,075,780
Short-Term Investments	2,019,916	—	—	2,019,916

	$644,095,696	$—	$—	$644,095,696

South Korea
Common Stocks	$3,649,765,655	$—	$—	$3,649,765,655
Preferred Stocks	115,799,017	—	—	115,799,017
Short-Term Investments	286,208,764	—	—	286,208,764

	$4,051,773,436	$—	$—	$4,051,773,436

Spain
Common Stocks	$152,268,844	$—	$—	$152,268,844
Rights	93,175	—	—	93,175
Short-Term Investments	21,970,226	—	—	21,970,226

	$174,332,245	$—	$—	$174,332,245

Sweden
Common Stocks	$369,564,321	$—	$—	$369,564,321
Rights	—	—	618,227	618,227
Short-Term Investments	2,958,957	—	—	2,958,957

	$372,523,278	$—	$618,227	$373,141,505

Switzerland
Common Stocks	$429,888,212	$—	$—	$429,888,212
Short-Term Investments	39,552	—	—	39,552

	$429,927,764	$—	$—	$429,927,764

Taiwan
Common Stocks	$2,913,519,528	$—	$22	$2,913,519,550
Short-Term Investments	6,439,322	—	—	6,439,322

	$2,919,958,850	$—	$22	$2,919,958,872

Thailand Investable Market
Common Stocks	$681,348,919	$—	$—	$681,348,919
Rights	—	—	42	42
Warrants	38,900	—	—	38,900
Short-Term Investments	970,880	—	—	970,880

	$682,358,699	$—	$42	$682,358,741

Turkey Investable Market
Common Stocks	$773,589,701	$—	$—	$773,589,701
Short-Term Investments	33,205,514	—	—	33,205,514

	$806,795,215	$—	$—	$806,795,215

United Kingdom
Common Stocks	$956,473,330	$—	$—	$956,473,330
Preferred Stocks	—	—	82,082	82,082
Short-Term Investments	1,113,862	—	—	1,113,862

	$957,587,192	$—	$82,082	$957,669,274

USA
Common Stocks	$1,261,274	$—	$—	$1,261,274
Short-Term Investments	4,185	—	—	4,185

	$1,265,459	$—	$—	$1,265,459

The following table provides the reconciliation of investments in which Level 3 Prices were used in determining fair value for the three months ended November 30, 2010. A reconciliation is presented when such investments are of significant value to a fund (in relation to net assets) as of the beginning or end of the period.

iShares MSCI Index Fund	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)[a]	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
BRIC
Common Stocks	$8,893,263	$—	$—	$(8,427,948)[b]	$465,315	$465,315

a	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.
b	Represents the transfer out of Ping An Insurance (Group) Co. of China, Ltd. (“Ping An”) Class H shares from Level 3 to Level 1. At the request of Ping An, shares of its stock were suspended from trading on the Hong Kong Exchange for the period from June 30, 2010 to September 1, 2010 pending the announcement of its acquisition of Shenzhen Development Bank Co.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$2,810,250,399	$61,867,450	$(138,982,309)	$(77,114,859)
Austria Investable Market	193,188,134	2,493,008	(66,803,014)	(64,310,006)
Belgium Investable Market	77,775,416	3,855,250	(27,240,190)	(23,384,940)
Brazil	7,625,966,111	3,586,499,688	(29,022,367)	3,557,477,321
BRIC	1,064,023,164	160,601,493	(48,429,275)	112,172,218
Canada	4,209,067,962	263,610,493	(233,872,885)	29,737,608
Chile Investable Market	678,485,674	269,351,794	(71,353)	269,280,441
Emerging Markets Eastern Europe	16,020,588	1,468,983	(603,136)	865,847
Emerging Markets	43,955,431,060	6,571,117,154	(2,821,710,991)	3,749,406,163
EMU	1,158,142,615	18,489,770	(391,125,756)	(372,635,986)
France	383,092,758	4,334,570	(121,720,926)	(117,386,356)
Germany	1,772,476,449	124,709,386	(211,479,614)	(86,770,228)
Hong Kong	2,106,716,869	130,350,030	(118,792,016)	11,558,014
Israel Capped Investable Market	140,952,212	4,178,328	(16,508,120)	(12,329,792)
Italy	157,131,719	243,381	(64,401,119)	(64,157,738)
Japan	5,281,699,277	133,709,921	(1,407,077,660)	(1,273,367,739)
Japan Small Cap	40,895,268	3,014,332	(5,058,135)	(2,043,803)
Malaysia	608,003,352	354,984,136	(811,063)	354,173,073
Mexico Investable Market	1,549,841,315	144,020,516	(91,349,903)	52,670,613
Netherlands Investable Market	200,393,716	2,707,626	(45,420,454)	(42,712,828)
Pacific ex-Japan	3,585,898,251	731,462,117	(152,548,662)	578,913,455
Singapore	2,070,207,071	216,692,242	(11,504,453)	205,187,789
South Africa	646,281,582	39,722,281	(41,908,167)	(2,185,886)
South Korea	2,982,775,721	1,080,623,579	(11,625,864)	1,068,997,715
Spain	291,453,394	259,306	(117,380,455)	(117,121,149)
Sweden	391,026,240	19,385,975	(37,270,710)	(17,884,735)
Switzerland	436,746,600	28,502,248	(35,321,084)	(6,818,836)
Taiwan	2,069,081,440	892,208,931	(41,331,499)	850,877,432
Thailand Investable Market	556,914,932	126,435,135	(991,326)	125,443,809
Turkey Investable Market	749,459,749	63,533,194	(6,197,728)	57,335,466
United Kingdom	1,167,275,560	43,114,913	(252,721,199)	(209,606,286)
USA	1,245,926	83,862	(64,329)	19,533

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s underlying index. As of November 30, 2010, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the three months ended November 30, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Emerging Markets
iShares MSCI Malaysia Index Fund	1,314,976	342,023	(23,230)	1,633,769	$22,219,258	$—	$169,296
iShares MSCI South Korea Index Fund	1,623,064	48,236	(28,704)	1,642,596	88,650,906	—	400,889
iShares MSCI Taiwan Index Fund	6,577,720	—	(520,256)	6,057,464	85,410,243	—	(907,778)
Jollibee Foods Corp.	61,761,000	37,200	(7,674,671)	54,123,529	95,924,455	1,030,363	5,903,882

					$292,204,862	$1,030,363	$5,566,289

USA
BlackRock Inc.	8	12	(10)	10	$1,630	$—	$45
PNC Financial Services Group Inc. (The)	118	—	(59)	59	3,177	12	(707)

					$4,807	$12	$(662)

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of November 30, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/S/ MICHAEL LATHAM
Michael Latham, President
(Principal Executive Officer)
Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL LATHAM
Michael Latham, President
(Principal Executive Officer)
Date:	January 27, 2011

By:	/S/ JACK GEE
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	January 27, 2011